'33 Act File No. 333-121878
                                                      '40 Act File No. 811-21697

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-6

REGISTRATION UNDER THE SECURITIES ACT OF 1933                                |_|


PRE-EFFECTIVE AMENDMENT NO.                                                  |_|


POST-EFFECTIVE AMENDMENT NO. 2                                               |X|



                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940                                                          |_|

AMENDMENT NO.                                                                |X|

                        (Check appropriate box or boxes.)



                        NATIONWIDE VL SEPARATE ACCOUNT-G
                           (Exact Name of Registrant)

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                               (Name of Depositor)

                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111



                             THOMAS E. BARNES, ESQ.

                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                            COLUMBUS, OHIO 43215-2220
                     (Name and Address of Agent for Service)




APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:  JUNE 24, 2005


It is proposed that this filing will become effective (check appropriate box)

|X| immediately upon filing pursuant to paragraph (b) on May 1, 2005 pursuant to paragraph (b)

|_|  60 days after filing pursuant to paragraph (a)(1)

|_|  on (date) pursuant to paragraph (a)(1)

If appropriate, check the following box:

|_| this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Nationwide Life Insurance Company:                                    Nationwide Life and Annuity Insurance Company:
o        Nationwide VLI Separate Account-7                            o        Nationwide VL Separate Account-G


                  Prospectus supplement dated June 24, 2005 to
                          Prospectus dated May 1, 2005

--------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

1. The following subsection is added under the section "Policy Owner Services":

NATIONWIDE ALLOCATION ARCHITECT

Nationwide may make available for use by policy owners the Nationwide Allocation Architect, an asset allocation service that enables policy owners to have their variable account Cash Value invested according to an investment model. The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk. Participants in the program may elect one of 5 available models:

o    Conservative;

o    Moderately Conservative;

o    Moderate;

o    Moderately Aggressive; and

o    Aggressive.

Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this policy. The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal. More information about the program and the models is available in the brochure for the program.

NISC as Investment Adviser

For those policies that elect to use the Nationwide Allocation Architect, NISC will serve as investment adviser to each participating policy owner for the sole purposes of developing and maintaining the models. In this capacity, NISC will act as a fiduciary. Policy owners will receive a copy of NISC's Form ADV at the time of application, which contains more information about NISC's role as investment adviser.

Evaluating and Updating the Models

At least twice each calendar year, NISC will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model. If deemed necessary by NISC, NISC will update the models, with such updates taking effect on or about January 1 and July 1 of each year. NISC may evaluate and update the models more frequently at its sole discretion.

Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts. Currently, NISC updates the models based on information received from an independent third-party firm. NISC reserves the right to change the third-party firm (where permitted by law) upon 30 days' written notice to policy owners. NISC takes sole responsibility for monitoring and updating the models.

Nationwide will send policy owners written notice of model updates approximately 30 days before the model changes are to be implemented. You should review these notices carefully. If the policy owner is comfortable with the model changes, the policy owner need not take any action. If the policy owner is not comfortable with the model changes, the policy owner may switch to a different model or terminate their participation in the service.

On or about each January 1 and July 1 (or any other day that NISC updates the models), Nationwide will reallocate the variable account Cash Value of policies participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service. The reallocation will rebalance the variable account Cash Value to the updated model allocations. If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day. Each reallocation is considered a transfer event. However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Quarterly Rebalancing

In addition to reallocating the variable account Cash Value when the models change, Nationwide will also reallocate the variable account Cash Value at the end of each calendar quarter, referred to as quarterly rebalancing. If the end of a calendar quarter is a

Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

Election of the Nationwide Allocation Architect

There is no additional charge for participating in the Nationwide Allocation Architect. If the service is available, a policy owner may elect to begin participating at any time by communicating the election to Nationwide in writing to Nationwide's service center. Once the election is received and processed, Nationwide will allocate the entire policy Cash Value that is allocated to the variable account in accordance with the elected model. Allocations to the Fixed Account will remain so invested. Only one model may be elected at any given time. The Nationwide Allocation Architect is not available for policies with Cash Value allocated to the Long Term Fixed Account.

While the Nationwide Allocation Architect is in effect, the policy owner will not be permitted to transfer Cash Value among the sub-accounts without first terminating their participation in the service. Policy owners may transfer maturing fixed investment option Cash Value into the variable account (and thus, the elected model) only at the end of the guarantee term. Policy owners may transfer variable account Cash Value into the Fixed Account as permitted by the policy. Any subsequent premium submitted that is to be allocated to the sub-accounts will also be allocated according to the currently elected model. Any partial surrenders or loans taken from the policy while the Nationwide Allocation Architect is in effect will be taken proportionally from the sub-accounts and, if there are insufficient amounts in the sub-accounts, the Fixed Account. Any charges assessed to the policy will be taken proportionally from all investments in the policy. A policy owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing. However, a policy owner may use the Nationwide Allocation Architect in connection with a Dollar Cost Averaging program utilizing the Fixed Account.

When electing a model, please consult a qualified financial adviser to determine the most appropriate model based on the policy owner's particular financial needs, time horizon, and willingness to accept investment risk. The investment adviser may use tools to make this determination that are either independently acquired or provided by Nationwide. However, Nationwide bears no responsibility for the investment decision.

Changing Models

Policy owners participating in the Nationwide Allocation Architect may elect to change models at any time. An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center. An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

Nationwide reserves the right to limit the number of times a policy owner can change models each year.

Terminating Participation in the Nationwide Allocation Architect

Once participation in the service has begun, it may only be terminated upon the specific written request of the policy owner. Once a policy owner's participation in the service is terminated, the Cash Value will remain invested as it was on the last day of participation in the program unless and until Nationwide is instructed otherwise. Additionally, please be aware that the terms of the "Sub-Account Transfers" provision apply.

Nationwide reserves the right to terminate the availability of this service at any time.

Risks Associated with the Nationwide Allocation Architect

The models are designed to optimize returns based on different risk tolerances. However, neither Nationwide nor NISC guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss. NISC may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models. Specifically, some of the sub-accounts correspond to underlying mutual funds owned by a NISC affiliate, some underlying mutual funds may pay more revenue to NISC than others, and some underlying mutual funds may pay more revenue to Nationwide (NISC's parent company) than others. However, NISC believes that its fiduciary responsibilities to the policy owners outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.


Nationwide Life Insurance Company:                                    Nationwide Life and Annuity Insurance Company:
o        Nationwide VLI Separate Account-7                            o        Nationwide VL Separate Account-G

                   Prospectus supplement dated June 6, 2005 to
                          Prospectus dated May 1, 2005

--------------------------------------------------------------------------------
THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR PROSPECTUS. PLEASE READ IT AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.
--------------------------------------------------------------------------------

Effective June 6, 2005, the following Sub-Account is available under the policy:

GARTMORE VARIABLE INSUARANCE TRUST ("GVIT")
o    Gartmore GVIT U.S. Growth Leaders Fund: Class I


Accordingly, effective June 6, 2005, "Appendix B: Sub-Account Information" is amended to include the following:

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT U.S. GROWTH LEADERS FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
INVESTMENT ADVISER:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------


           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                                    issued by
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
                                     through
                        NATIONWIDE VL SEPARATE ACCOUNT-G

                   The date of this prospectus is May 1, 2005.

                PLEASE KEEP THIS PROSPECTUS FOR FUTURE REFERENCE.

Variable life insurance is complex, and this prospectus is designed to help you become as fully informed as possible in making your decision to purchase or not to purchase this variable life insurance policy. We encourage you to take the time to understand the policy, its potential benefits and risks, and how it might or might not benefit you. In consultation with your financial adviser, you should use this prospectus to compare the benefits and risks of this policy against those of other life insurance policies and alternative investment instruments.

Please read this entire prospectus and consult with a trusted financial adviser. If you have policy-specific questions or need additional information, contact us. Also, contact us for free copies of the prospectuses for the mutual funds available in the policy.

 ==============================================================================

                    TELEPHONE:  1-800-547-7548
                          TDD:  1-800-238-3035

                     INTERNET:  www.nationwidefinancial.com

                    U.S. MAIL:  Nationwide Life and Annuity Insurance
                                Company One Nationwide
                                Plaza, RR1-04-D4
                                Columbus, OH
                                43215-2220
 ==============================================================================

--------------------------------------------------------------------------------

Please understand that the policy terms will govern the way the policy works and all rights and obligations. This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

--------------------------------------------------------------------------------
THIS POLICY IS NOT: FDIC INSURED; A BANK DEPOSIT; AVAILABLE IN
EVERY STATE; OR INSURED OR ENDORSED BY A BANK OR ANY FEDERAL
GOVERNMENT AGENCY.
--------------------------------------------------------------------------------
THIS POLICY MAY DECREASE IN VALUE TO THE POINT OF BEING VALUELESS.
--------------------------------------------------------------------------------

The purpose of this policy is to provide life insurance protection for the beneficiary that you name. IF YOUR PRIMARY NEED IS NOT LIFE INSURANCE PROTECTION, THEN PURCHASING THIS POLICY MAY NOT BE IN YOUR BEST INTERESTS. We make no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.

In thinking about buying this policy to replace existing life insurance, please carefully consider its advantages versus those of the policy you intend to replace, as well as any replacement costs. As always, consult your financial adviser.

Not all terms, conditions, benefits, programs, features and investment options are available or approved for use in every state.

--------------------------------------------------------------------------------
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others, including this policy. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------

IN SUMMARY: POLICY BENEFITS..................................1
IN SUMMARY: POLICY RISKS.....................................2
IN SUMMARY: FEE TABLES.......................................4
POLICY INVESTMENT OPTIONS....................................8
   Fixed Investment Options
   Variable Investment Options
   Valuation of Accumulation Units
   How Sub-Account Investment Experience is Determined TRANSFERS AMONG AND BETWEEN THE POLICY INVESTMENT
OPTIONS.....................................................11
   Sub-Account Transfers
   Fixed Investment Option Transfers
   Submitting a Transfer Request
THE POLICY..................................................13
   Generally
   Policy Owner and Beneficiaries
   Purchasing a Policy
   Right to Cancel (Examination Right)
   Premium Payments
   Cash Value
   Changing the Amount of Insurance Coverage
   Exchanging the Policy
   Terminating the Policy
   Assigning the Policy
   Reminders, Reports, and Illustrations
STANDARD POLICY CHARGES.....................................16
   Sales Load
   Premium Taxes
   Short-Term Trading Fees
   Illustration Charge
   Partial Surrender Fee
   Surrender Charges
   Cost of Insurance Charge
   Mortality and Expense Risk Charge
   Administrative Per Policy Charge
   Underwriting and Distribution Charge
   Reduction of Charges
POLICY RIDERS AND RIDER CHARGES.............................20
   Policy Guard Rider
   Adjusted Sales Load Life Insurance Rider
   Children's Insurance Rider
   Long-Term Care Rider
   Spouse Life Insurance Rider
   Accidental Death Benefit Rider
   Premium Waiver Rider
   Change of Insured Rider
   Additional (insurance) Protection Rider
   Deduction (of fees and expenses) Waiver Rider
POLICY OWNER SERVICES.......................................24
   Dollar Cost Averaging
   Asset Rebalancing
   Nationwide Allocation Architect
POLICY LOANS................................................27
   Loan Amount and Interest Charged
   Collateral and Interest Earned
   Net Effect on Policy Loans
   Repayment
LAPSE.......................................................28
   Guaranteed Policy Continuation Provision
   Grace Period
   Reinstatement
SURRENDERS..................................................29
   Full Surrender
   Partial Surrender
THE DEATH BENEFIT...........................................30
   Calculation of the Death Benefit
   Death Benefit Options
   The Minimum Required Death Benefit
   Changes in the Death Benefit Option
   Incontestability
   Suicide
POLICY MATURITY.............................................31
   Extending the Maturity Date
PAYMENT OF POLICY PROCEEDS..................................32
   Interest Income Option
   Income for a Fixed Period Option
   Life Income with Payments Guaranteed Option
   Fixed Income for Varying Periods Option
   Joint and Survivor Life Option
   Alternative Life Income Option
TAXES.......................................................33
   Types of Taxes
   Buying the Policy
   Investment Gain in the Policy
   Periodic Withdrawals, Non-Periodic Withdrawals, and Loans
   Terminal Illness
   Surrendering the Policy
   Withholding
   Exchanging the Policy for Another Life Insurance Policy Taxation of Death Benefits
   Special Considerations for Corporations
   Taxes and the Value of Your Policy
   Tax Changes
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY...............37
NATIONWIDE VL SEPARATE ACCOUNT-G............................37
   Organization, Registration, and Operation
   Addition, Deletion, or Substitution of Mutual Funds
   A Note on Charges
   Voting Rights
LEGAL PROCEEDINGS...........................................38
   Nationwide Life and Annuity Insurance Company
   Nationwide Investment Services Corporation
FINANCIAL STATEMENTS........................................40
APPENDIX A: DEFINITIONS.....................................41
APPENDIX B: SUB-ACCOUNT INFORMATION.........................43

      Appendix A defines certain words and phrases used in this prospectus.

--------------------------------------------------------------------------------
                           IN SUMMARY: POLICY BENEFITS
--------------------------------------------------------------------------------

DEATH BENEFIT

     The primary benefit of your policy is life insurance coverage. While the policy is In Force, we will pay the Proceeds to your beneficiary when the Insured dies.

YOUR CHOICE OF DEATH BENEFIT OPTIONS

     Option One: The Dath Benefit is THE GREATER OF the Specified Amount OR the Minimum Required Death Benefit under federal tax law.

     Option Two: The Death Benefit is THE GREATER OF the Specified Amount plus the Cash Value OR the Minimum Required Death Benefit under federal tax law.

     Option Three: The Death Benefit is THE GREATER OF the Specified Amount plus accumulated Premium payments (less any partial surrenders) OR the Minimum Required Death Benefit under federal tax law.

CHOICE OF POLICY PROCEEDS

     You or your beneficiary may choose to receive the Policy Proceeds in a lump sum, or a variety of options that will pay out over time.

COVERAGE FLEXIBILITY

     Subject to conditions, you may choose to:

     o    change the Death Benefit option;

     o    increase or decrease the Specified Amount;

     o    change your beneficiaries; and

     o    change who owns the policy.

CONTINUATION OF COVERAGE IS GUARANTEED

     Your policy will remain In Force during the policy continuation period as long as you pay the Policy Continuation Premium Amount.

ACCESS TO CASH VALUE

     Subject to conditions, you may:

     o Take a policy loan of no more than 90% of the Cash Value allocated to the Sub-Accounts and 100% of the Cash Value allocated to the fixed investment options, less any Surrender Charge. The minimum loan amount is $200.

     o    Take a partial surrender of at least $200.

     o Surrender the policy for its Cash Surrender Value at any time while the Insured is alive. The Cash Surrender Value will be the Cash Value, less Indebtedness, and less the Surrender Charge. You may choose to receive the Cash Surrender Value in a lump sum or over time.

PREMIUM FLEXIBILITY

     You will select a Premium payment plan for the policy. Within limits, you may vary the frequency and amount of Premium payments, and you might even be able to skip making a Premium payment.

INVESTMENT OPTIONS

     You may choose to allocate your Net Premiums to fixed or variable investment options.

     The policy currently offers two fixed investment options, both of which will earn interest daily at an annual effective rate of at least 3%. The Long Term Fixed Account may earn a higher interest rate than the Fixed Account, but will also be subject to greater transfer restrictions.

     The variable investment options offered under the policy are mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VL Separate Account-G contains one Sub-Account for each of the mutual funds offered in the policy. Your variable account Cash Value will depend on the Investment Experience of the Sub-Accounts you choose.

TRANSFERS BETWEEN AND AMONG INVESTMENT OPTIONS

     You may transfer between the fixed and variable investment options, subject to conditions. You may transfer among the Sub-Accounts within limits. We have implemented procedures intended to reduce the potentially detrimental impact that disruptive trading has on Sub-Account Investment Experience. We also offer dollar cost averaging, an automated investment strategy that spreads out transfers over time to try to reduce the investment risks of market fluctuations.

TAXES

     Unless you make a withdrawal, generally, you will not be taxed on any earnings of the policy. This is known as tax deferral. Also, your beneficiary generally will not have to include the Proceeds as taxable income. Unlike other variable insurance products Nationwide offers, these Flexible Premium Variable Universal Life Insurance Policies do not require distributions to be made before the Insured's death.

ASSIGNMENT

     You may assign the policy as collateral for a loan or another obligation while the Insured is alive.

EXAMINATION RIGHT

     For a limited time, you may cancel the policy and receive a refund.

RIDERS

     You may purchase one or more of the available Riders (except that the Premium Waiver Rider and the Deduction (of fees and expenses) Waiver Rider may not be elected simultaneously). Rider availability varies by state and there may be an additional charge. Riders available:

     o    Policy Guard Rider

     o    Adjusted Sales Load Life Insurance Rider

     o    Children's Insurance Rider

     o    Long-term Care Rider

     o    Spouse Life Insurance Rider

     o    Accidental Death Benefit Rider

     o    Premium Waiver Rider

     o    Change of Insured Rider (no charge)

     o    Additional (insurance) Protection Rider

     o    Deduction (of fees and expenses) Waiver Rider


--------------------------------------------------------------------------------
                            IN SUMMARY: POLICY RISKS
--------------------------------------------------------------------------------

IMPROPER USE

     Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. You should not purchase the policy if you expect that you will need to access its Cash Value in the near future because substantial Surrender Charges will apply in the first several policy years.

UNFAVORABLE INVESTMENT EXPERIENCE

     The Sub-Accounts you choose may not generate a sufficient return to keep the policy from Lapsing. Poor Investment Experience could cause the Cash Value of your policy to decrease, which could result in a Lapse of insurance coverage.

EFFECT OF PARTIAL SURRENDERS AND POLICY LOANS ON INVESTMENT RETURNS

     Partial surrenders or policy loans may accelerate a Lapse in insurance coverage. When you take a partial surrender or policy loan, the Cash Value of your policy is reduced and you lose the ability to generate investment return on the surrendered/loaned amounts. Thus, the remainder of your policy's Cash Value would have to generate enough investment return to cover policy and Sub-Account charges to keep the policy In Force (at least until you repay the policy loan or make another Premium payment). The policy does have a Grace Period and the opportunity to reinstate insurance coverage. Under certain circumstances, however, the policy could terminate without value and insurance coverage would cease.

REDUCTION OF THE DEATH BENEFIT

     A partial surrender could, and a policy loan would, decrease the policy's Death Benefit, depending on how the Death Benefit option relates to the policy's Cash Value.

ADVERSE TAX CONSEQUENCES

     Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion from taxable income of the Proceeds we pay to the policy's beneficiaries. Also, not all policies are afforded the same tax treatment. Consult a qualified tax adviser on all tax matters involving your policy.

FIXED INVESTMENT OPTION TRANSFER RESTRICTIONS AND LIMITATIONS

     We will not honor a request to transfer Cash Value to or from a fixed investment option until after the first policy year. After the first policy year, we will only honor a transfer request from a fixed investment option that is made within 30 days of the end of a calendar quarter, but not within 12 months of a previous request. We may also limit what percentage of Cash Value, fixed investment option value, or variable account value that you may transfer to or from a fixed investment option.

SUB-ACCOUNT LIMITATIONS

     Frequent trading among the Sub-Accounts may dilute the value of Accumulation Units, cause the Sub-Account to incur higher transaction costs, and interfere with the Sub-Accounts' ability to pursue their stated investment objectives. This could result in lower Investment Experience and Cash Value. Some mutual funds held by the Sub-Accounts assess a short-term trading fee in order to minimize the potentially adverse effects of short-term trading on the mutual fund. In addition, we have instituted procedures to minimize disruptive transfers. While we expect these procedures to reduce the adverse effect of disruptive transfers, we cannot ensure that we have eliminated these risks.

SUB-ACCOUNT INVESTMENT RISK

     A comprehensive discussion of the risks of the mutual funds held by each Sub-Account may be found in each mutual fund's prospectus. Read each mutual fund's prospectus before investing.

--------------------------------------------------------------------------------
                             IN SUMMARY: FEE TABLES
--------------------------------------------------------------------------------

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE POLICY. THE FIRST TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE POLICY, SURRENDER THE POLICY, OR TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS.

===============================================================================================================================
                                                       TRANSACTION FEES
===============================================================================================================================
                 CHARGE                       WHEN CHARGE IS DEDUCTED                       AMOUNT DEDUCTED
------------------------------------------ ------------------------------ -------------------------- --------------------------
SALES LOAD1                                Upon making a Premium payment     Maximum Guaranteed:            Currently:
                                                                           $25 from each $1,000 of    $5 from each $1,000 of
                                                                                   Premium                    Premium
------------------------------------------ ------------------------------ -----------------------------------------------------
PREMIUM TAXES1                             Upon making a Premium payment            $35 from each $1,000 of Premium
------------------------------------------ ------------------------------ -----------------------------------------------------
SHORT-TERM TRADING FEE2                    Upon transfer of Sub-Account    1% of the amount transferred from the Sub-Account
                                            value out of a Sub-Account      within 60 days of allocation to that Sub-Account
                                               within 60 days after
                                           allocation to that Sub-Account
------------------------------------------ ------------------------------ -------------------------- --------------------------
ILLUSTRATION CHARGE3                            Upon requesting an           Maximum Guaranteed:            Currently:
                                                   illustration                      $25                        $0
------------------------------------------ ------------------------------ -------------------------- --------------------------
PARTIAL SURRENDER FEE                                 Upon a                 Maximum Guaranteed:            Currently:
                                                partial surrender           lesser of $25 or 2% of              $0
                                                                           the amount surrendered,
                                                                              from the policy's
                                                                                 Cash Value
------------------------------------------ ------------------------------ -------------------------- --------------------------
SURRENDER CHARGE4                                 Upon surrender                 Maximum:5                  Minimum:6
                                                        or                    $28,207 from the       $3,393 from the policy's
                                                   policy Lapse              policy's Cash Value            Cash Value
------------------------------------------ ------------------------------ -----------------------------------------------------
Representative: an age 35 male                    Upon surrender                  $6,085 from the policy's Cash Value
non-tobacco preferred with a Specified                 or
Amount of $500,000 and Death Benefit               policy Lapse
Option One
------------------------------------------ ------------------------------ -------------------------- --------------------------
POLICY GUARD RIDER CHARGE7                    Upon invoking the Rider             Maximum:                   Minimum:
                                                                            $42.50 per $1,000 of        $1.50 per $1,000 of
                                                                                 Cash Value                 Cash Value
------------------------------------------ ------------------------------ -----------------------------------------------------
Representative: an age 85 male                Upon invoking the Rider                 $32 per $1,000 of Cash Value
non-tobacco preferred with a Cash Value
of $500,000 and Indebtedness of $480,000
------------------------------------------ ------------------------------ -----------------------------------------------------

Representative costs may vary from the cost you would incur. Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.


-----------------------

1 We deduct one charge comprised of the Sales Load and Premium Taxes. On the Policy Data Page and throughout this prospectus, this combined charge is referred to as the Premium Load.

2 Short-Term Trading Fees are only assessed in connection with Sub-Accounts that correspond to mutual funds that assess a short-term trading fee to the variable account. See "Total Annual Mutual Fund Operating Expenses" for a list of Sub-Accounts that assess a Short-Term Trading Fee.

3 If we begin to charge for illustrations, you will be expected to pay the Illustration Charge in cash at the time of the request. This charge will not be deducted from the policy's Cash Value.

4 The Surrender Charge decreases gradually each year after either the 2nd or 3rd policy anniversary, depending on the Insured's age at the time the policy is issued. The Surrender Charge varies by policy based on individual characteristics.

5 This Surrender Charge calculation assumes: the Insured is a male, age 85, who uses tobacco; the Specified Amount is $500,000; Death Benefit Option One is in effect; a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target premium.

6 This Surrender Charge calculation assumes: the Insured is a female, age 0; the Specified Amount is $500,000; Death Benefit Option One is in effect; a full surrender is taken during the first policy year; and the aggregate first year Premium exceeds the surrender target premium.

7 The amount of Indebtedness (as a percentage of Cash Value) that will allow you to invoke the Rider will vary with the Attained Age of the Insured.

THE NEXT TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY, NOT INCLUDING MUTUAL FUND OPERATING EXPENSES.

=================================================================================================================================
                                   PERIODIC CHARGES OTHER THAN MUTUAL FUND OPERATING EXPENSES
=================================================================================================================================
              CHARGE                   WHEN CHARGE IS DEDUCTED                    AMOUNT DEDUCTED FROM CASH VALUE
------------------------------------ ----------------------------- --------------------------------------------------------------
COST OF INSURANCE CHARGE1                      Monthly                        Maximum:                       Minimum:
                                                                        $83.33 per $1,000 of            $0.04 per $1,000 of
                                                                         Net Amount At Risk,            Net Amount At Risk,
                                                                      taken proportionally from      taken proportionally from
                                                                     the Sub-Accounts and Fixed     the Sub-Accounts and Fixed
                                                                     Account, and then from the     Account, and then from the
                                                                       Long Term Fixed Account        Long Term Fixed Account
------------------------------------ ----------------------------- ------------------------------- ------------------------------
Representative: an age 35 male                 Monthly                        $0.14 per $1,000 of Net Amount At Risk,
non-tobacco preferred with a                                                taken proportionally from the Sub-Accounts
Specified Amount of $500,000 and                                       and Fixed Account, then from the Long Term Fixed Account
Death Benefit Option One
------------------------------------ ----------------------------- --------------------------------------------------------------
MORTALITY AND EXPENSE RISK CHARGE2             Monthly                                Maximum Guaranteed:3
                                                                       an annualized rate of $6.00 per $1,000 of Cash Value,
                                                                            taken proportionally from the Sub-Accounts
------------------------------------ ----------------------------- --------------------------------------------------------------
ADMINISTRATIVE PER POLICY CHARGE               Monthly                  Maximum Guaranteed:                 Currently:
                                                                          $20 per policy,                 $10 per policy,
                                                                   taken proportionally from the     taken proportionally from
                                                                       Sub-Accounts and Fixed       the Sub-Accounts and Fixed
                                                                     Account, and then from the     Account, and then from the
                                                                      Long Term Fixed Account         Long Term Fixed Account
------------------------------------ ----------------------------- ------------------------------- ------------------------------
UNDERWRITING AND DISTRIBUTION                  Monthly                  Maximum Guaranteed:                 Currently:
CHARGE4                                                                 $0.20 per $1,000 of             $0.17 per $1,000 of
                                                                          Specified Amount               Specified Amount
                                                                      (but not more than $50.00),     (but not more than $42.50),
                                                                     taken proportionally from the     taken proportionally from
                                                                         Sub-Accounts and Fixed       the Sub-Accounts and Fixed
                                                                       Account, and then from the     Account, and then from the
                                                                        Long Term Fixed Account         Long Term Fixed Account
------------------------------------ ----------------------------- --------------------------------------------------------------
POLICY LOAN INTEREST CHARGE                    Annually                         Current and Maximum Guaranteed:5
                                                                             $39 per $1,000 of outstanding policy loan
------------------------------------ ----------------------------- --------------------------------------------------------------

Representative costs may vary from the cost you would incur. Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

----------------

1 The Cost of Insurance Charge varies by policy based on individual characteristics.

2 The Mortality and Expense Risk Charge varies by policy based on individual characteristics.

3 Currently, the Mortality and Expense Risk Charge is assessed based on the following schedule:

     -------------------- --------------------------------- ---------------------------------- -------------------------------
           Policy             Charge for First $25,000          Charge for Next $225,000          Charge for Variable Cash
            Years              in Variable Cash Value            in Variable Cash Value         Value in Excess of $250,000
                                    (Annualized)                      (Annualized)                      (Annualized)
     -------------------- --------------------------------- ---------------------------------- -------------------------------
          1 through 10           $6.00 per $1,000                  $3.00 per $1,000                  $1.00 per $1,000
     -------------------- --------------------------------- ---------------------------------- -------------------------------
          11 through 20          $3.00 per $1,000                  $2.00 per $1,000                  $0.50 per $1,000
     -------------------- --------------------------------- ---------------------------------- -------------------------------
          21 and later                  $0                                $0                                $0
     -------------------- --------------------------------- ---------------------------------- -------------------------------

4 The Underwriting and Distribution Charge varies by policy based on individual characteristics. This charge lasts for 10 policy years for the initial Specified Amount, and lasts for 10 years from the effective date of any increase in the Specified Amount.

5 The current and maximum guaranteed charges shown do not reflect the interest that is credited to amounts in the collateral account. When the interest charged is netted against the interest credited, the net cost of a policy loan is lower than that which is stated above.

================================================================================================================================
                       PERIODIC CHARGES OTHER THAN MUTUAL FUND OPERATING EXPENSES FOR RIDERS1
================================================================================================================================
              RIDER CHARGE                 WHEN RIDER CHARGE IS                  AMOUNT DEDUCTED FROM CASH VALUE
                                                DEDUCTED
----------------------------------------- ------------------------ -------------------------------------------------------------
ADJUSTED SALES LOAD LIFE INSURANCE                Monthly                        Current and Maximum Guaranteed:
RIDER CHARGE2                                                                 for each 1% of Premium Load replaced:
                                                                       $0.14 for each $1,000 of aggregate monthly Premiums,
                                                                          taken proportionally from the Sub-Accounts and Fixed
                                                                        Account, and then from the Long Term Fixed Account
----------------------------------------- ------------------------ -------------------------------------------------------------
CHILDREN'S INSURANCE RIDER CHARGE                 Monthly                        Current and Maximum Guaranteed:
                                                                           $0.43 per $1,000 of Rider Specified Amount,
                                                                       taken proportionally from the Sub-Accounts and Fixed
                                                                        Account, and then from the Long Term Fixed Account
----------------------------------------- ------------------------ ------------------------------ ------------------------------
LONG-TERM CARE RIDER CHARGE3                      Monthly                    Maximum:                       Minimum:
                                                                    $28.65 per $1,000 of Rider      $0.02 per $1,000 of Rider
                                                                     Net Amount At Risk, taken      Net Amount At Risk, taken
                                                                      proportionally from the        proportionally from the
                                                                      Sub-Accounts and Fixed         Sub-Accounts and Fixed
                                                                    Account, and then from the     Account, and then from the
                                                                      Long Term Fixed Account     Long Term Fixed Account ions
----------------------------------------- ------------------------ -------------------------------------------------------------
Representative: an age 35 male                    Monthly                 $0.02 per $1,000 of Rider Net Amount At Risk,
non-tobacco preferred with a Long-term                                 taken proportionally from the Sub-Accounts and Fixed
Care Specified Amount of $500,000 and                                   Account, and then from the Long Term Fixed Account
Death Benefit Option One
----------------------------------------- ------------------------ ------------------------------ ------------------------------
SPOUSE LIFE INSURANCE RIDER CHARGE4               Monthly                    Maximum:                       Minimum:
                                                                    $10.23 per $1,000 of Spouse    $0.10 per $1,000 of Spouse
                                                                       Death Benefit, taken           Death Benefit, taken
                                                                      proportionally from the        proportionally from the
                                                                      Sub-Accounts and Fixed         Sub-Accounts and Fixed
                                                                    Account, and then from the     Account, and then from the
                                                                      Long Term Fixed Account        Long Term Fixed Account
----------------------------------------- ------------------------ -------------------------------------------------------------
Representative Spouse: an age 35 female           Monthly                   $0.11 per $1,000 of Spouse Death Benefit,
non-tobacco with a Spouse Life                                         taken proportionally from the Sub-Accounts and Fixed
Specified Amount of $100,000                                            Account, and then from the Long Term Fixed Account
----------------------------------------- ------------------------ -------------------------------------------------------------
ACCIDENTAL DEATH BENEFIT RIDER CHARGE5            Monthly                    Maximum:                       Minimum:
                                                                        $0.75 per $1,000 of            $0.05 per $1,000 of
                                                                     Accidental Death Benefit,      Accidental Death Benefit,
                                                                     taken proportionally from      taken proportionally from
                                                                    the Sub-Accounts and Fixed     the Sub-Accounts and Fixed
                                                                    Account, and then from the     Account, and then from the
                                                                      Long Term Fixed Account        Long Term Fixed Account
----------------------------------------- ------------------------ -------------------------------------------------------------
Representative: an age 35 male                    Monthly                 $0.06 per $1,000 of Accidental Death Benefit,
non-tobacco preferred with an                                          taken proportionally from the Sub-Accounts and Fixed
Accidental Death Benefit of $100,000                                    Account, and then from the Long Term Fixed Account
================================================================================================================================
                                                    CONTINUED ON NEXT PAGE
================================================================================================================================

--------------------

1 You may elect any combination of Riders, except that you may not elect both the Premium Waiver Rider and the Deduction (of fees and expenses) Waiver Rider simultaneously.

2 The Adjusted Sales Load Life Insurance Rider Charge varies by policy based on individual characteristics, and within a given policy at different Premium levels and time periods.

3 The Long-term Care Rider Charge varies by policy based on individual characteristics.

4 The Spouse Life Insurance Rider Charge varies by policy based on individual characteristics.

5 The Accidental Death Benefit Rider Charge varies by policy based on individual characteristics.

================================================================================================================================
                       PERIODIC CHARGES OTHER THAN MUTUAL FUND OPERATING EXPENSES FOR RIDERS (CONTINUED)
================================================================================================================================
              RIDER CHARGE                 WHEN RIDER CHARGE IS                  AMOUNT DEDUCTED FROM CASH VALUE
                                                 DEDUCTED
----------------------------------------- ------------------------ -------------------------------------------------------------
PREMIUM WAIVER RIDER CHARGE1                      Monthly                    Maximum:                       Minimum:
                                                                        $105 per $1,000 of              $42 per $1,000 of
                                                                      Premium Waiver Benefit,        Premium Waiver Benefit,
                                                                     taken proportionally from      taken proportionally from
                                                                    the Sub-Accounts and Fixed     the Sub-Accounts and Fixed
                                                                    Account, and then from the     Account, and then from the
                                                                      Long Term Fixed Account        Long Term Fixed Account
----------------------------------------- ------------------------ ------------------------------ ------------------------------
Representative: an age 35 male                    Monthly                   $42 per $1,000 of Premium Waiver Benefit,
non-tobacco preferred                                                  taken proportionally from the Sub-Accounts and Fixed
                                                                        Account, and then from the Long Term Fixed Account
----------------------------------------- ------------------------ ------------------------------ ------------------------------
ADDITIONAL (INSURANCE) PROTECTION RIDER           Monthly                    Maximum:                       Minimum:
CHARGE2                                                                $83.33 per $1,000 of            $0.01 per $1,000 of
                                                                      Additional Protection,         Additional Protection,
                                                                     taken proportionally from      taken proportionally from
                                                                    the Sub-Accounts and Fixed     the Sub-Accounts and Fixed
                                                                    Account, and then from the     Account, and then from the
                                                                      Long Term Fixed Account        Long Term Fixed Account
----------------------------------------- ------------------------ -------------------------------------------------------------
Representative: an age 35 male                    Monthly                   $0.02 per $1,000 of Additional Protection,
non-tobacco preferred with Specified                                   taken proportionally from the Sub-Accounts and Fixed
Amount of $500,000                                                      Account, and then from the Long Term Fixed Account
----------------------------------------- ------------------------ ------------------------------ ------------------------------
DEDUCTION (OF FEES AND EXPENSES) WAIVER           Monthly                    Maximum:                       Minimum:
RIDER CHARGE3                                                       $860 per $1,000 of Deduction    $90 per $1,000 of Deduction
                                                                          Waiver Benefit,                Waiver Benefit,
                                                                     taken proportionally from      taken proportionally from
                                                                     the Sub-Accounts and Fixed     the Sub-Accounts and Fixed
                                                                    Account, and then from the     Account, and then from the
                                                                      Long Term Fixed Account        Long Term Fixed Account
----------------------------------------- ------------------------ -------------------------------------------------------------
Representative: an age 35 male                    Monthly                  $90 per $1,000 of Deduction Waiver Benefit,
non-tobacco preferred with a Specified                               taken proportionally from the Sub-Accounts and Fixed Account,
Amount of $500,000 and Death Benefit                                         and then from the Long Term Fixed Account
Option One
----------------------------------------- ------------------------ -------------------------------------------------------------

Representative costs may vary from the cost you would incur. Ask for an illustration or see the Policy Data Page for more information on the costs applicable to your policy.

--------------------

1 The Premium Waiver Rider Charge varies by policy based on the premium waiver benefit elected. The Maximum and Minimum charges shown in the table assume monthly Premium payments of $1,000.

2 The Additional (insurance) Protection Rider Charge varies by policy based on individual characteristics.

3 The Deduction (of fees and expenses) Waiver Rider Charge varies by policy based on individual characteristics.

THE NEXT ITEM SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING MUTUAL FUNDS THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE POLICY. THE TABLE DOES NOT REFLECT SHORT-TERM TRADING FEES. MORE DETAIL CONCERNING EACH MUTUAL FUND'S FEES AND EXPENSES IS CONTAINED IN THE MUTUAL FUND'S PROSPECTUS. PLEASE CONTACT US, AT THE TELEPHONE NUMBERS OR ADDRESS ON THE FIRST PAGE OF THIS PROSPECTUS, FOR FREE COPIES OF THE PROSPECTUSES FOR THE MUTUAL FUNDS AVAILABLE UNDER THE POLICY.

=================================================================================================================================
                                          TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES
=================================================================================================================================
TOTAL ANNUAL MUTUAL FUND OPERATING EXPENSES                                                   MINIMUM              MAXIMUM
(expenses that are deducted from the mutual fund assets, including management fees,            0.26%                2.57%
distribution (12b-1) fees, and other expenses)
--------------------------------------------------------------------------------------- --------------------- -------------------

The following Sub-Accounts assess a Short-Term Trading fee in connection with transfers from the Sub-Account that occur within 60 days after the date of allocation to that Sub-Account (see "Short-Term Trading Fees"):

     *    Fidelity VIP Fund - VIP Overseas Portfolio: Service Class R

     *    Fidelity VIP Fund IV - VIP Natural Resources Portfolio: Service Class
          2

     * Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets Securities Fund: Class 3

     * Franklin Templeton Variable Insurance Products Trust - Templeton Foreign Securities Fund: Class 3

     * Franklin Templeton Variable Insurance Products Trust - Templeton Global Income Securities Fund: Class 3

     *    GVIT - Dreyfus GVIT International Value Fund: Class III

     *    GVIT - Federated GVIT High Income Bond Fund: Class III

     *    GVIT - Gartmore GVIT Emerging Markets Fund: Class III

     *    GVIT - Gartmore GVIT Global Health Sciences Fund: Class III

     *    GVIT - Gartmore GVIT Global Technology and Communications Fund: Class
          III

     *    Neuberger Berman Advisers Management Trust - AMT International
          Portfolio: Class S

     * Oppenheimer Variable Account Funds - Oppenheimer Global Securities Fund/VA: Class 3

--------------------------------------------------------------------------------
                            POLICY INVESTMENT OPTIONS
--------------------------------------------------------------------------------

You designate how your Net Premium payments are allocated among the Sub-Accounts and/or the fixed investment options. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.

FIXED INVESTMENT OPTIONS

     There are currently two fixed investment options available under the policy: the Fixed Account and the Long Term Fixed Account. Net Premium that you allocate to either fixed investment option is held in the corresponding fixed account, which is part of our general account.

     The general account is not subject to the same laws as the separate account and the SEC has not reviewed the disclosures in this prospectus relating to the fixed investment options.

     The general account contains all of our assets other than those in the separate accounts, and funds the fixed investment options. These assets are subject to our general liabilities from business operations and are used to support our insurance and annuity obligations. Any amounts in excess of the separate account liabilities are deposited into our general account. We bear the full investment risk for all amounts allocated to the fixed investment options. The amounts you allocate to a fixed investment option will not share in the investment performance of our general account. Rather, the investment income you earn on your allocations will be based on varying interest crediting rates that we set.

     We guarantee that the amounts you allocate to a fixed investment option will be credited interest daily at a net effective annual interest rate of no less than the interest crediting rate shown on the Policy Data Page. Interest crediting rates are set at the beginning of each calendar quarter. We will credit any interest in excess of the guaranteed interest crediting rate at our sole discretion. You assume the risk that the actual interest crediting rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premiums versus Sub-Account transfers. Interest that we credit to fixed investment options may be insufficient to pay the policy's charges.

     During any given time period, we anticipate that the interest crediting rate for the Long Term Fixed Account will be higher than the interest crediting rate for the Fixed Account. However, the Long Term Fixed Account will have stricter transfer limitations. For more information, see "Fixed Investment Option Transfers."

VARIABLE INVESTMENT OPTIONS

     The variable investment options available under the policy are Sub-Accounts that correspond to mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds listed are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.

     The Sub-Accounts available through this policy are listed below. For more information on the mutual funds, please refer to "Appendix B: Sub-Account Information" or the prospectus for the mutual fund.

     AIM  VARIABLE INSURANCE FUNDS
     o    AIM V.I. Basic Value Fund: Series I Shares
     o    AIM V.I. Capital Appreciation Fund: Series I Shares
     o    AIM V.I. Capital Development Fund: Series I Shares

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
     o    American Century VP Mid Cap Value Fund: Class I
     o    American Century VP Ultra Fund: Class I*
     o    American Century VP Value Fund: Class I*
     o    American Century VP Vista Fund: Class I

     AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC.
     o    American Century VP Inflation Protection Fund: Class II

     DREYFUS INVESTMENT PORTFOLIOS
     o    Small Cap Stock Index Portfolio: Service Shares

     DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES

     DREYFUS VARIABLE INVESTMENT FUND
     o    Appreciation Portfolio: Initial Shares

     FEDERATED INSURANCE SERIES
     o    Federated Quality Bond Fund II: Primary Shares

     FIDELITY VARIABLE INSURANCE PRODUCTS ("VIP") FUND
     o    VIP Equity-Income Portfolio: Service Class*
     o    VIP Growth Portfolio: Service Class
     o    VIP Overseas Portfolio: Service Class R+

     FIDELITY VIP FUND II
     o    VIP Contrafund(R) Portfolio: Service Class
     o    VIP Investment Grade Bond Portfolio: Service Class*

     FIDELITY VIP FUND III
     o    VIP Mid Cap Portfolio: Service Class
     o    VIP Value Strategies Portfolio: Service Class

     FIDELITY VIP FUND IV
     o    Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
     o    Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
     o    Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
     o    VIP Natural Resources Portfolio: Service Class 2+

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
     o    Franklin Rising Dividends Securities Fund: Class 1
     o    Franklin Small Cap Value Securities Fund: Class 1
     o    Templeton Developing Markets Securities Fund: Class 3+
     o    Templeton Foreign Securities Fund: Class 3+
     o    Templeton Global Income Securities Fund: Class 3+

     GARTMORE VARIABLE INSURANCE TRUST ("GVIT")
     o    Dreyfus GVIT International Value Fund: Class III+
     o    Dreyfus GVIT Mid Cap Index Fund: Class I
     o    Federated GVIT High Income Bond Fund: Class III*+
     o    Gartmore GVIT Emerging Markets Fund: Class III+
     o    Gartmore GVIT Global Health Sciences Fund: Class III+

     o    Gartmore GVIT Global Technology and Communications Fund: Class III+
     o    Gartmore GVIT Government Bond Fund: Class I
     o    Gartmore GVIT Investor Destinations Funds: Class II
          >>   Gartmore GVIT Investor Destinations Conservative Fund: Class II
          >>   Gartmore GVIT Investor Destinations Moderately Conservative Fund:
               Class II
          >>   Gartmore GVIT Investor Destinations Moderate Fund: Class II
          >>   Gartmore GVIT Investor Destinations Moderately Aggressive Fund:
               Class II
          >>   Gartmore GVIT Investor Destinations Aggressive Fund: Class II
     o    Gartmore GVIT Mid Cap Growth Fund: Class I
     o    Gartmore GVIT Money Market Fund: Class I
     o    Gartmore GVIT Nationwide(R) Fund: Class I
     o    GVIT Small Cap Growth Fund: Class I
     o    GVIT Small Cap Value Fund: Class I
     o    GVIT Small Company Fund: Class I
     o    Van Kampen GVIT Comstock Value Fund: Class I*
     o    Van Kampen GVIT Multi Sector Bond Fund: Class I*

     MFS(R) VARIABLE INSURANCE TRUST
     o    MFS Investors Growth Stock Series: Initial Class
     o    MFS Value Series: Initial Class

     NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST
     o    AMT Fasciano Portfolio: Class S*
     o    AMT International Portfolio: Class S+
     o    AMT Limited Maturity Bond Portfolio: Class I*
     o    AMT Regency Portfolio: Class S
     o    AMT Socially Responsive Portfolio

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
     o    Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares
     o    Oppenheimer Global Securities Fund/VA: Class 3+
     o    Oppenheimer High Income Fund/VA: Non-Service Shares*
     o    Oppenheimer Main Street(R) Fund/VA: Non-Service Shares
     o    Oppenheimer Main Street(R) Small Cap Fund/VA: Non-Service Shares

     T.   ROWE PRICE EQUITY SERIES, INC.
     o    T. Rowe Price Blue Chip Growth Portfolio: Class II
     o    T. Rowe Price Equity Income Portfolio: Class II
     o    T. Rowe Price Limited Term Bond Portfolio: Class II

     VAN  KAMPEN THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
     o    Core Plus Fixed Income Portfolio: Class I*
     o    U.S. Real Estate Portfolio: Class I

     * These mutual funds may invest in lower quality debt securities commonly referred to as junk bonds.

     + These mutual funds assess a short-term trading fee (see "Short-Term Trading Fees").

 VALUATION OF ACCUMULATION UNITS

     We account for the value of your interest in the Sub-Accounts by using Accumulation Units. The number of Accumulation Units associated with a given Premium allocation is determined by dividing the dollar amount of Premium you allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account, which is determined at the end of the Valuation Period that the allocation was received. The number of Accumulation Units a given Net Premium allocation purchases will not change. However, the value of each Accumulation Unit will vary daily based on the Investment Experience of the mutual fund in which the Sub-Account invests.

     On each day that the New York Stock Exchange ("NYSE") is open, each of the mutual funds in which the Sub-Accounts invest will determine its Net Asset Value ("NAV") per share. We use each mutual fund's NAV to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the mutual fund's NAV, because the Accumulation Unit value will reflect the deduction of any transaction fees and periodic charges. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units.

     We will price Accumulation Units on any day that the NYSE and Nationwide are both open for business. Any transaction that you submit on a day when we are closed will not be effective until the next day that both Nationwide and the NYSE are open for business. Accordingly, we will not price Accumulation Units on these recognized holidays:

     *    New Year's Day
     *    Labor Day
     *    Martin Luther King, Jr. Day
     *    Thanksgiving
     *    Presidents' Day
     *    Christmas
     *    Good Friday
     *    Memorial Day
     *    Independence Day

     In addition, we will not price Accumulation Units if:

     (1)  trading on the NYSE is restricted;

     (2) an emergency exists making disposal or valuation of securities held in the separate account impracticable; or

     (3) the SEC, by order, permits a suspension or postponement for the protection of security holders.

     SEC rules and regulations govern when the conditions described items (2) and (3) exist.

     Any transactions that we receive after the close of the NYSE will be effective as of the next Valuation Period that the NYSE and Nationwide are open.

HOW SUB-ACCOUNT INVESTMENT EXPERIENCE IS DETERMINED

     The number of Accumulation Units in your policy will not change unless you add, remove, or transfer Premium. However, the value of those Accumulation Units will vary daily depending on the Investment Experience of the mutual fund in which the Sub-Account invests. We account for these performance fluctuations by using a "net investment factor" in our daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.

     We determine the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b), where:

     (a)  is the sum of:

          o the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and

          o the per share amount of any dividend or income distributions made by the mutual fund (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus

          o a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations; and

     (b) is the NAV per share of the mutual fund determined as of the end of the immediately preceding Valuation Period.

     At the end of each Valuation Period, we determine the Sub-Account's Accumulation Unit value. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.

--------------------------------------------------------------------------------
            TRANSFERS AMONG AND BETWEEN THE POLICY INVESTMENT OPTIONS
--------------------------------------------------------------------------------

SUB-ACCOUNT TRANSFERS

     Policy owners may request transfers to or from the Sub-Accounts once per valuation day, subject to the terms and conditions of the policy and the mutual funds.

     Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). If you intend to use an active trading strategy, you should consult your registered representative and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.

     We discourage (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:

     o the dilution of the value of the investors' interests in the mutual fund;

     o mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or

     o increased administrative costs due to frequent purchases and redemptions.

     To protect investors in this policy from the negative impact of these practices, we have implemented, or reserve the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies.

     Redemption Fees. Some mutual funds assess a short-term trading fee in connection with transfers from a Sub-Account that occur within 60 days after the date of the allocation to the Sub-Account. The fee is assessed against the amount transferred and is paid to the mutual fund. Redemption fees compensate the mutual fund for any negative impact on fund performance resulting from short-term trading.

     U.S. Mail Restrictions. We monitor transfer activity in order to identify those who may be engaged in harmful trading practices. Transaction reports are produced and examined. Generally, a policy may appear on these reports if the policy owner (or a third party acting on their behalf) engages in a certain number of "transfer events" in a given period. A "transfer event" is any transfer, or combination of transfers, occurring in a given Valuation Period. For example, if a policy owner executes multiple transfers involving 10 Sub-Accounts in 1 day, this counts as 1 transfer event. A single transfer occurring in a given Valuation Period that involves only 2 Sub-Accounts (or one Sub-Account if the transfer is made to or from a fixed investment option) will also count as 1 transfer event.

     As a result of this monitoring process, we may restrict the form in which transfer requests will be accepted. In general, we will adhere to the following guidelines:

     ---------------------------------------------------------------------------
     Trading Behavior                            Nationwide's Response
     ---------------------------------------------------------------------------
     6 or more transfer events in       Nationwide will mail a letter
     one calendar quarter               to the policy owner notifying them that:
                                         (1)  they have been
                                              identified as engaging
                                              in harmful trading
                                              practices; and
                                         (2)  if their transfer
                                              events exceed 11 in 2
                                              consecutive calendar
                                              quarters or 20 in one
                                              calendar year, the
                                              policy owner will be
                                              limited to submitting
                                              transfer requests via
                                              U.S. mail.
     ---------------------------------------------------------------------------
     More than 11 transfer events in    Nationwide will automatically
     2 consecutive calendar quarters    limit the policy owner to
     OR                                 submitting transfer requests
     More than 20 transfer events in    via U.S. mail.
     one calendar year
     ---------------------------------------------------------------------------

     Each January 1st, we will start the monitoring anew, so that each policy starts with 0 transfer events each January 1. See, however, the "Other Restrictions" provision below.

     Managers of Multiple Contracts. Some investment advisers/representatives manage the assets of multiple Nationwide contracts pursuant to trading authority granted or conveyed by multiple policy owners. These multi-contract advisers will be required by Nationwide to submit all transfer requests via U.S. mail.

     Other Restrictions. We reserve the right to refuse or limit transfer requests, or take any other action we deem necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular, trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by us to constitute harmful trading practices, may be restricted.

     Any restrictions that we implement will be applied consistently and uniformly.

FIXED INVESTMENT OPTION TRANSFERS

     Prior to the policy's Maturity Date, you may make transfers involving the fixed investment options (the Fixed Account and the Long Term Fixed Account). These transfers will be in dollars. We reserve the right to limit the number of times and frequency of transfers involving the fixed investment options. Specifically, we may prohibit you from transferring to or from the fixed investment options before the end of the first policy year and we may limit you to 1 transfer every 12 months.

     Transfers to the Fixed Investment Options. On transfers to the fixed investment options, we may prohibit you from transferring more than 20% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period. Additionally, we reserve the right to refuse any transfer to the fixed investment options if that fixed investment option's Cash Value comprises more than 30% of the policy's Cash Value.

     Transfers from the Fixed Investment Options. On transfers from the Fixed Account, we may prohibit you, in any policy year, from transferring more than 20% of the Cash Value of the Fixed Account as of the end of the previous policy year (subject to state restrictions). On transfers from the Long Term Fixed Account, you may transfer the greater of $6,000 or 12% of the amount in the Long Term Fixed Account, but we may prohibit you from transferring more. We do not allow transfers from the Long Term Fixed Account as part of the asset rebalancing or dollar cost averaging programs. Transfers out of the fixed investment options will be on a last-in, first-out basis (LIFO).

SUBMITTING A TRANSFER REQUEST

     You can submit transfer requests to our Home Office via first class U.S. mail, via telephone, or over the Internet. Our contact information is on the first page of this prospectus. Upon receipt, we will process a transfer request at the end of a current

     Valuation Period.

     We will use reasonable procedures to confirm that transfer instructions are genuine and will not be liable for following instructions that we reasonably determine to be genuine.

     Any computer system or telephone can experience slowdowns or outages that could delay or prevent our ability to process your request. Although we have taken precautions to help our systems handle heavy usage, we cannot promise complete reliability under all circumstances. If you are experiencing problems, please make your transfer request in writing.

--------------------------------------------------------------------------------
                                   THE POLICY
--------------------------------------------------------------------------------

GENERALLY

     The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Page; and the application, including any supplemental application. We will consider the statements you make in the application as representations, and we will rely on them as being true and complete. However, we will not void the policy or deny a claim unless a statement is a material misrepresentation. If you make an error or misstatement on the application, we will adjust the Death Benefit and Cash Value accordingly.

     Any modification (or waiver) of our rights or requirements under the policy must be in writing and signed by our president or corporate secretary. No agent may bind us by making any promise not contained in the policy.

     We may modify the policy, our operations, or the separate account's operations to meet the requirements of any law (or regulation issued by a government agency) to which the policy, our company, or the separate account is subject. We may modify the policy to assure that it continues to qualify as a life insurance contract under the federal tax laws. We will notify you of all modifications and we will make appropriate endorsements to the policy.

     The policy is nonparticipating, meaning that we will not be contributing any operating profits or surplus earnings toward the policy Proceeds.

     To the extent permitted byF law, policy benefits are not subject to any legal process for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).

POLICY OWNER AND BENEFICIARIES

     Policy Owner. The policy belongs to the owner named in the application. You, as policy owner, may exercise all policy rights and options while the Insured is alive. You may also change the policy, but only in accordance with its terms. You may name a contingent owner who will become the policy owner if the policy owner dies before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate, if the policy owner is not the Insured.

     You may name different policy owners or contingent owners (so long as the Insured is alive) by submitting a written request to our Home Office. Any such change request will become effective as of the date signed. There may be adverse tax consequences to changing parties of the policy.

     Beneficiaries. The principal right of a beneficiary is to receive the Death Benefit upon the Insured's death. As long as the Insured is alive, you may: name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and provide for the method of distribution.

     If a primary beneficiary dies before the Insured, we will pay the Death Benefit to the remaining primary beneficiaries. Unless you specify otherwise, we will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die before the Insured and before any Proceeds become payable. You may name more than one contingent beneficiary. Unless you specify otherwise, we will also pay multiple contingent beneficiaries in equal shares.

     To change or add beneficiaries, you must submit a written request to us at our Home Office. Any such change request will become effective as of the date signed. However, the change will not affect any payment we made or action we took before recording the change.

PURCHASING A POLICY

     Generally, the policy is available for Insureds between the ages of 0 and 85 (although these ages may vary in your state).

     To purchase the policy, you must submit to us a completed application and the required initial Premium payment as stated on the Policy Data Page.

     We must receive evidence of insurability that satisfies our underwriting standards (this may require a medical examination) before we will issue a policy. We can provide you with the details of our underwriting standards. We reserve the right to reject an application for any reason permitted by law and we reserve the right to modify our underwriting standards at any time.

     The minimum initial Specified Amount in most states is $50,000 for non-preferred policies and $100,000 for preferred policies. The basic distinction between the non-preferred and preferred underwriting classifications is that we expect the Insured under a preferred policy to live longer. We reserve the right to modify the minimum Specified Amount at any time.

     Initial Premium Payment. The amount of your required initial Premium payment will depend on the following factors: the initial Specified Amount, Death Benefit option elected, any Riders elected, and the Insured's age, health, and activities. You may pay the initial Premium to our Home Office or to our authorized representative. The initial Premium payment must be at least $50.

     Depending on the right to examine law of the state in which you live, initial Net Premium designated to be allocated to the Sub-Accounts may not be so allocated immediately upon our receipt. (Any initial Net Premium designated to be allocated to fixed investment options will be so allocated immediately upon receipt.) If you live in a state that requires us to refund the initial Premium upon exercise of the free-look provision, we will hold all of the initial Net Premium designated to be allocated to the Sub-Accounts in the GVIT - Gartmore GVIT Money Market Fund: Class I until the free-look period expires. At the expiration of the free-look period, we will transfer the variable account Cash Value to the Sub-Accounts based on the allocation instructions in effect at the time of the transfer. If you live in a state that requires us to refund the Cash Value upon exercise of the free-look provision, we will allocate all of the initial Net Premium designated to be allocated to the Sub-Accounts immediately based on the allocation instructions in effect at that time.

     Insurance Coverage. Issuance of full insurance coverage requires that the Insured meet all underwriting requirements, the required initial Premium is paid, and the policy is delivered while the Insured is alive. We will not delay delivery of the policy to increase the likelihood that the Insured is not living at the time of policy delivery. Depending on the outcome of our underwriting process, more or less Premium may be necessary for us to issue the policy. We also have the right to reject any application for insurance, in which case we will return your Premium payment within 2 business days.

     After we approve an application, insurance coverage will begin and will be In Force on the Policy Date shown on the Policy Data Page. Changes in the Specified Amount (which may only be requested after the first policy year) will be effective on the next monthly policy anniversary after we approve the change request.

     Insurance coverage will end upon the Insured's death, when we begin to pay the Proceeds, or when the policy reaches the Maturity Date. Coverage can also end if the policy Lapses.

     Temporary Insurance Coverage. Temporary insurance coverage (of an amount equal to the Specified Amount, up to $1,000,000) may be available for no charge before full insurance coverage takes effect. You must submit a temporary insurance agreement and make an initial Premium payment. The amount of this initial Premium payment will depend on the initial Specified Amount, your choice of Death Benefit option, and any Riders you elect. During this time, we will deposit your initial Premium payment into an interest bearing checking account. Temporary insurance coverage will remain In Force for no more than 60 days from the date of the temporary insurance agreement. If full coverage is denied, the temporary insurance coverage will terminate 5 days from the date we mail a termination notice (accompanied by a refund equal to the Premium payment you submitted). If full coverage is approved, the temporary insurance coverage will terminate on the date that full insurance coverage takes effect. Allocation of the initial Net Premium will be determined by the right to examine law of the state in which you live, as discussed above.

RIGHT TO CANCEL (EXAMINATION RIGHT)

     You may cancel your policy during the free-look period. The free-look period expires 10 days after you receive the policy (or longer if required by state law). If you decide to cancel the policy during the free-look period, return the policy to the sales representative who sold it to you or return it to us at our Home Office along with your written cancellation request. Within 7 days, we will refund the amount prescribed by the law of the state in which we issued the policy. This amount will be either the initial Premium payment or the policy's Cash Value. If the policy is canceled, we will treat the policy as if it was never issued.

PREMIUM PAYMENTS

     This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist. However, we will send scheduled Premium payment reminder notices to you according to the Premium payment schedule shown on the Policy Data Page. If you decide to make a subsequent Premium payment, you must send it to our Home Office. Each Premium payment must be at least $50. Upon request, we will furnish Premium payment receipts.

     You may make additional Premium payments at any time while the policy is In Force, subject to the following:

     o We may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.

     o We will refund Premium payments that exceed the applicable premium limit established by the IRS to qualify the policy as a contract for life insurance.

     o We will monitor Premiums paid and will notify you when the policy is in jeopardy of becoming a modified endowment contract.

     o We may require that policy Indebtedness be repaid before we accept any additional Premium payments.

     Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.

CASH VALUE

     We will determine the Cash Value at least monthly. At the end of any given Valuation Period, the Cash Value is equal to the sum of:

     o    the value of the Accumulation Units allocated to the Sub-Accounts;

     o amounts allocated to the fixed investment options, including credited interest; and

     o amounts allocated to the collateral account, including credited interest.

     Surrenders and policy charges and deductions will reduce the Cash Value. Thus, the Cash Value will fluctuate daily and there is no guaranteed Cash Value. Accordingly, if the Cash Value is a factor in calculating a benefit associated with the policy, the value of that benefit will also fluctuate.

CHANGING THE AMOUNT OF INSURANCE COVERAGE

     After the first policy year, you may request to change the Specified Amount. However, no change will take effect unless the new Cash Surrender Value would be sufficient to keep the policy In Force for at least 3 months. Changes to the Specified Amount will typically alter the Death Benefit. For more information, see "Changes in the Death Benefit Option," beginning on page 30.

     Any request to increase the Specified Amount must be at least $10,000 and the Insured must be 85 or younger at the time of the request. An increase in the Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Specified Amount may require you to make larger or additional Premium payments in order to avoid Lapsing the policy. To increase the Specified Amount, you must submit a written request to our Home Office and you must provide us with evidence of insurability that satisfies our underwriting standards.

     You may request to decrease the Specified Amount. We apply Specified Amount decreases to the most recent Specified Amount increase, and continue applying the decrease backwards, ending with the original Specified Amount. We will deny any request to reduce the Specified Amount below the minimum initial Specified Amount. We will also deny any request that would disqualify the policy as a contract for life insurance. To decrease the Specified Amount, you must submit a written request to our Home Office.

     Changes to the Specified Amount will become effective on the next monthly policy anniversary after we approve the request. We reserve the right to limit the number of Specified Amount changes to 1 each policy year.

EXCHANGING THE POLICY

     You have an exchange right under the policy. At any time within the first 24 months of coverage from the Policy Date, you may surrender this policy and use the Cash Surrender Value to purchase a new policy on the Insured's life without evidence of insurability. After the first 24 months of coverage, you may still surrender the policy and use the Cash Surrender Value to purchase a new policy on the same Insured's life. However, issuance of the new policy will depend on the Insured providing satisfactory evidence of insurability.

     The new policy may be one of our available flexible premium adjustable life insurance policies. The death benefit on the new policy may not be greater than the Death Benefit on this policy immediately prior to the exchange date. The new policy will have the same Specified Amount, Policy Date, and issue age. We will base Premium payments on our rates in effect for the same sex, Attained Age and underwriting class of the Insured on the exchange date. You may transfer Indebtedness to the new policy.

     You must make your exchange request on our official forms to the Home Office. The policy must be In Force and not in a Grace Period. You must pay a Surrender Charge. The exchange may have tax consequences. The new policy will take effect on the exchange date only if the Insured is alive. This policy will terminate when the new policy takes effect.

TERMINATING THE POLICY

     There are several ways that the policy can terminate. You may surrender the policy for its Cash Surrender Value (which may result in adverse tax consequences). The policy will automatically terminate when the Insured dies, the policy matures, or the Grace Period ends.

ASSIGNING THE POLICY

     You may assign any rights under the policy while the Insured is alive. If you do, your beneficiary's interest will be subject to the person(s) to whom you have assigned rights. Your assignment must be in writing and must be recorded at our Home Office before it will become effective. Your assignment will be subject to any outstanding policy loans.

REMINDERS, REPORTS, AND ILLUSTRATIONS

     Upon request, we will send you scheduled Premium payment reminders and transaction confirmations. We will also send you semi-annual and annual reports that show:

     o    the Specified Amount;

     o    minimum monthly Premiums;

     o    Premiums paid;

     o    all charges since the last report ;

     o    the current Cash Value;

     o    the Cash Surrender Value; and

     o    outstanding Indebtedness.

     We will send these reminders and reports to the address you provide on the application unless directed otherwise. At any time, you may ask for an illustration of future benefits and values under the policy.

--------------------------------------------------------------------------------
                IMPORTANT NOTICE REGARDING DELIVERY
                     OF SECURITY HOLDER DOCUMENTS

     When multiple copies of the same disclosure document(s), such as prospectuses, supplements, proxy statements and semi-annual and annual reports are required to be mailed to multiple
     policy owners in the same household, Nationwide will mail only one copy of each document, unless notified otherwise by the policy owner(s). Household delivery will continue for the life of the policies. Please call 1-866-223-0303 to resume regular delivery. Please allow 30 days for regular delivery to resume.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                             STANDARD POLICY CHARGES
--------------------------------------------------------------------------------

We will take deductions from Premium payments and/or the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume. We may generate a profit from any of the charges assessed under the policy. We begin to deduct monthly charges from your policy's Cash Value on the Policy Date.

SALES LOAD

     We deduct the Sales Load (as part of the Premium Load) from each Premium payment to compensate us for our sales expenses. We currently charge $5 per $1,000 of Premium. The guaranteed maximum Sales Load is $25 per $1,000 of Premium.

PREMIUM TAXES

     We deduct Premium Taxes (as part of the Premium Load) from each Premium payment to reimburse us for state and local premium taxes (at the estimated rate of 2.25%) and for federal premium taxes (at the estimated rate of 1.25%). The current (and guaranteed maximum) Premium Tax is $35 per $1,000 of Premium. This amount is not the actual amount of the tax liability we incur. It is an estimated amount. If the actual tax liability is more or less, we will not adjust the charge.

SHORT-TERM TRADING FEES

     Some mutual funds offered in the policy may assess (or reserve the right to assess) a short-term trading fee (or "redemption fee") in connection with transfers from a Sub-Account that occur within 60 days after the date of allocation to the Sub-Account.

     Short-Term Trading Fees are intended to compensate the mutual fund (and policy owners with interests allocated in the Sub-Account) for the negative impact on mutual fund performance that may result from frequent, short-term trading strategies. Short-Term Trading Fees are not intended to affect the large majority of policy owners not engaged in such strategies.

     Any Short-Term Trading Fee assessed by any mutual fund available in conjunction with the policy will equal 1% of the amount determined to be engaged in short-term trading. Short-Term Trading Fees will only apply to those Sub-Accounts corresponding to mutual funds that charge such fees (see the mutual fund's prospectus). Any Short-Term Trading Fees paid are retained by the mutual fund and are part of the mutual fund's assets. Policy owners are responsible for monitoring the length of time allocations are held in any particular Sub-Account. We will not provide advance notice of the assessment of any applicable Short-Term Trading Fee.

     For a complete list of the Sub-Accounts that assess (or reserve the right to assess) a Short-Term Trading Fee, please refer to "Total Annual Mutual Fund Operating Expenses" earlier in this prospectus.

     If a redemption fee is assessed, the mutual fund will charge the separate account 1% of the amount determined to be engaged in short-term trading. The separate account will then pass the Short-Term Trading Fee on to the specific policy owner that engaged in short-term trading by deducting an amount equal to the redemption fee from that policy owner's Sub-Account value. All such fees will be remitted to the mutual fund; none of the fee proceeds will be retained by us or the separate account.

     When multiple allocations are made to a Sub-Account that is subject to Short-Term Trading Fees, transfers out of that Sub-Account will be considered to be made on a first in/first out (FIFO) basis for purposes of determining Short-Term Trading Fees. In other words, Accumulation Units held the longest time will be treated as being transferred first, and Accumulation Units held for the shortest time will be treated as being transferred last.

     Some transactions are not subject to the Short-Term Trading Fees, including:

     o scheduled and systematic transfers, such as those associated with dollar cost averaging programs and asset rebalancing programs;

     o    policy loans;

     o    full or partial surrenders; or

     o    payment of the Proceeds.

     New share classes of certain currently available mutual funds may be added as investment options under the policy. These new share classes may require the assessment of Short-Term Trading Fees. When these new share classes are added, new Premiums and transfers to the Sub-Accounts in question may be limited to the new share class.

ILLUSTRATION CHARGE

     Currently, we do not assess an Illustration Charge, which would compensate us for the administrative costs of generating the illustration. However, we may, in the future, assess an Illustration Charge, which will not exceed $25 per illustration requested. Any Illustration Charge must be paid in cash at the time of the illustration request. The Illustration Charge will not be deducted from the policy's Cash Value.

PARTIAL SURRENDER FEE

     Currently, we do not deduct a Partial Surrender Fee, which would compensate us for the administrative costs associated with calculating and generating the surrender amount. However, we may, in the future, assess a Partial Surrender Fee. If assessed, the Partial Surrender Fee, for each partial surrender, will not exceed the lesser of $25 or 2% of the partial surrender amount. Any Partial Surrender Fee assessed will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Partial Surrender Fee from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

SURRENDER CHARGES

     We deduct a Surrender Charge from the Cash Value if you surrender or Lapse the policy. Also, if you increase the Specified Amount, and then reduce the Specified Amount to less than it was before the increase, we will deduct a Surrender Charge from the Cash Value. The Surrender Charge is assessed to compensate us for policy underwriting expenses and sales expenses, including processing applications, conducting medical exams, determining insurability (and the Insured's underwriting class), and establishing policy records. Thus, the Surrender Charge is comprised of two components: the underwriting component and the sales component.

     The initial Surrender Charge is the sum of the underwriting component and a percentage (that varies by age, sex, Specified Amount, and risk class, and ranges between 28% to 60%) of the sales component. Depending on the policy year of the surrender and the Insured's age at the time of policy issuance, the actual Surrender Charge paid will be a percentage of the initial Surrender Charge, as set forth in the following table:

     ---------------------------------------- -----------------------------------------------------------------------------
                   Policy Year                           Surrender Charge, as a percentage of the
                                                              initial Surrender Charge:
     ---------------------------------------- -------------------------------------- --------------------------------------
                                                         Issue Ages 0-49                        Issue Ages 50+
     ---------------------------------------- -------------------------------------- --------------------------------------
                        1                                     100%                                   100%
     ---------------------------------------- -------------------------------------- --------------------------------------
                        2                                     100%                                   100%
     ---------------------------------------- -------------------------------------- --------------------------------------
                        3                                     100%                                   92.5%
     ---------------------------------------- -------------------------------------- --------------------------------------
                        4                                     92.5%                                  85.0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                        5                                     85.0%                                  76.0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                        6                                     77.5%                                  66.0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                        7                                     70.0%                                  56.0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                        8                                     62.5%                                  46.0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                        9                                     52.5%                                  36.0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                       10                                     42.5%                                  26.0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                       11                                     32.5%                                   0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                       12                                     20.0%                                   0%
     ---------------------------------------- -------------------------------------- --------------------------------------
                       13+                                     0%                                     0%
     ---------------------------------------- -------------------------------------- --------------------------------------

     The underwriting component equals the product of the Specified Amount and the administrative target premium. (The administrative target premium is actuarially derived and is used to determine how much we should charge per Premium payment for underwriting expenses.) The administrative target premium varies by the Specified Amount and the Insured's age when the policy was issued.

     The sales component is the lesser of the following two amounts: (1) the product of the Specified Amount, divided by 1,000, and the surrender target premium; and (2) the sum of all Premium payments you made during the first policy year. The surrender target premium is actuarially derived and is used to determine how much we should charge per Premium payment for sales expenses. The surrender target premium varies by the Insured's sex, the Insured's age when the policy was issued, and the Insured's underwriting class.

     Each increase to the Specified Amount (referred to as Specified Amount segments) will have its own Surrender Charge. The Surrender Charge for each Specified Amount segment, when added together, will equal your total Surrender Charge.

     Any Surrender Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Surrender Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

COST OF INSURANCE CHARGE

     We deduct a monthly Cost of Insurance Charge from the policy's Cash Value to compensate us for underwriting insurance protection. The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's sex, issue age, and underwriting class, any substandard ratings, how long the policy has been In Force, and the Specified Amount. The cost of insurance rates are based on our expectations as to future mortality and expense experience. There will be a separate cost of insurance rate for the initial Specified Amount and any Specified Amount increase. The cost of insurance rates will never be greater than those shown on the Policy Data Page.

     We will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex, underwriting class, and any substandard ratings, if their policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to your Cost of Insurance Charge, your policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to your Cost of Insurance Charge, your policy's Cash Value could increase.

     The Cost of Insurance Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Cost of Insurance Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

MORTALITY AND EXPENSE RISK CHARGE

     We deduct a monthly Mortality and Expense Risk Charge from the policy's Cash Value allocated to the Sub-Accounts to compensate us for assuming risks associated with mortality and expense costs. The mortality risk is that the Insured will not live as long as expected. The expense risk is that the costs of issuing and administering the policy will be more than expected. Currently, the amount of the Mortality and Expense Risk Charge that is assessed is based on the following schedule:

    -------------------- --------------------------------- ---------------------------------- -------------------------------
       Policy Years          Charge for First $25,000          Charge for Next $225,000          Charge for Variable Cash
                              in Variable Cash Value            in Variable Cash Value         Value in Excess of $250,000
                                   (Annualized)                     (Annualized)                       (Annualized)
    -------------------- --------------------------------- ---------------------------------- -------------------------------
    1 through 10                 $6.00 per $1,000                  $3.00 per $1,000                  $1.00 per $1,000
    -------------------- --------------------------------- ---------------------------------- -------------------------------
    11 through 20                $3.00 per $1,000                  $2.00 per $1,000                  $0.50 per $1,000
    -------------------- --------------------------------- ---------------------------------- -------------------------------
    21 and later                        $0                                $0                                $0
    -------------------- --------------------------------- ---------------------------------- -------------------------------

     The maximum guaranteed Mortality and Expense Risk Charge is equal to an annualized rate of $6.00 per $1,000 of variable account Cash Value for all policy years.

     The Mortality and Expense Risk Charge will be deducted proportionally from your Sub-Account allocations.

ADMINISTRATIVE PER POLICY CHARGE

     We deduct a monthly Administrative Per Policy Charge from the policy's Cash Value to reimburse us for the costs of maintaining the policy, including accounting and record-keeping. Currently, the Administrative Per Policy Charge is $10 per month. The maximum guaranteed Administrative Per Policy Charge is $20 per month.

     The Administrative Per Policy Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.

UNDERWRITING AND DISTRIBUTION CHARGE

     We deduct a monthly Underwriting and Distribution Charge from the policy's Cash Value to compensate us for sales, underwriting, distribution and issuance of the policy. We will only assess the Underwriting and Distribution Charge on the first $250,000 of Specified Amount. The current Underwriting and Distribution Charge is $0.15 per $1,000 of Specified Amount for Insureds younger than 50 as of the Policy Date, and $0.17 per $1,000 of Specified Amount for Insureds 50 or older as of the Policy Date. The maximum guaranteed Underwriting and Distribution Charge is $0.20 per $1,000 of Specified Amount. The Underwriting and Distribution Charge will be assessed for 10 years from the Policy Date for the initial Specified Amount, and for 10 years from the effective date of any increase in the Specified Amount.

     The Underwriting and Distribution Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Underwriting and Distribution Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

REDUCTION OF CHARGES

     The policy may be purchased by individuals, corporations, and other entities. We may reduce or eliminate certain charges (Sales Load, Surrender Charge, administrative charges, Cost of Insurance Charge, or other charges) where the size or nature of the group allows us to realize savings with respect to sales, underwriting, administrative or other costs. Where prohibited by state law, we will not reduce charges associated with the policy.

     We determine the eligibility and the amount of any reduction by examining a number of factors, including: the number of policies owned with different insureds; the total premium we expect to receive; the total cash value of commonly owned policies; the nature of the relationship among individual insureds; the purpose for which the policies are being purchased; the length of time we expect the individual policies to be in force; and any other circumstances which are rationally related to the expected reduction in expenses.

     We may change both the extent and the nature of the charge reductions. Any charge reductions will be applied in a way that is not unfairly discriminatory to policy owners and will reflect the differences in costs of services we provide.

     Entities considering purchasing the policy should note that in 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. The policies are based upon actuarial tables that distinguish between men and women unless the purchaser is an entity and requests that we use non-sex distinct tables. Thus the policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this policy.

--------------------------------------------------------------------------------
                         POLICY RIDERS AND RIDER CHARGES
--------------------------------------------------------------------------------

You may purchase one or more Riders available under the policy to meet your specific needs (except that you may not elect both the Premium Waiver Rider and the Deduction (of fees and expenses) Waiver Rider simultaneously). Rider availability varies by state.

We will assess any Rider charge by taking deductions from the Cash Value to compensate us for the services and benefits we provide, the costs and expenses we incur, and the risks we assume. We may generate a profit from any of the Rider charges. We begin to deduct monthly Rider charges from your policy's Cash Value on the Policy Date or on the first monthly policy anniversary after the Rider is elected.

POLICY GUARD RIDER

     The Policy Guard Rider prevents the policy from Lapsing due to Indebtedness by providing a guaranteed paid-up insurance benefit. The Rider is dormant until specifically invoked by the policy owner, at which time the policy is assessed a one-time charge. Invocation of the Rider enables the policy owner of a substantially depleted policy (due to outstanding loans) to avoid the negative tax consequences associated with lapsing a life insurance policy (consult a qualified tax advisor for more details). All policies will automatically receive the Policy Guard Rider (state law permitting).

     The policy owner is eligible to invoke the Policy Guard Rider when outstanding Indebtedness reaches a certain percentage of the policy's Cash Value. This percentage varies based on the policy owner's Attained Age. The first time the policy's outstanding Indebtedness reaches the percentage that makes the policy eligible for invocation of the Rider, Nationwide will send a letter to the policy owner notifying them of the policy's eligibility to invoke the Rider. The letter will also describe the Rider, its cost, and its guaranteed benefits.

     In addition, the following conditions must be met in order to invoke the
     Rider:

     o    the Insured is Attained Age 75 or older,

     o    the policy has been In Force for at least 15 years,

     o    the policy's Cash Value is at least $100,000,

     o at the time of policy issuance, you selected the guideline premium/cash value corridor tax test to qualify the policy for life insurance, and

     o based on our records of your premium payments, the entire cost basis of the policy (for tax purposes) has been withdrawn.

     You need not invoke the Rider immediately upon notification of eligibility. The Rider may be invoked at any time, provided that the above conditions are met and the policy remains In Force.

     After Nationwide receives your request to invoke the Rider, Nationwide will adjust the policy, as follows:

     1. If not already in effect, the Death Benefit option will be changed to Death Benefit Option One.

     2. The Specified Amount will be adjusted to equal the lesser of: (1) the Specified Amount immediately before you invoked the Rider, or (2) the Specified Amount that will cause the Death Benefit to equal the minimum required death benefit.

     3. Any non-loaned Cash Value (after deduction of the Policy Guard Rider charge) will be transferred to the Fixed Account, where it will earn the guaranteed fixed interest rate of the base policy (shown on the Policy Data Page).

     After the above adjustments are made, the loan balance will continue to grow at the policy's loan charge rate, and the amount in the collateral loan account will continue to earn interest at the policy's loan crediting rate. No policy charges will be assessed. No further loans may be taken from the policy and no withdrawals may be taken from the policy (except for a full policy surrender). Cash Value may not be transferred out of the Fixed Account. Both the charges and benefits of the Long-term Care Rider, Spouse Life Insurance Rider, and Deduction (of fees and expenses) Waiver Rider will terminate. The Death Benefit will be the lesser of the Specified Amount or the minimum required death benefit. The policy will remain as described above for the duration of the policy.

     Invocation of the Policy Guard Rider is irrevocable.

     Policy Guard Rider Charge. We deduct a one-time Policy Guard Rider Charge at the time you invoke the Rider to cover the administrative costs and to compensate us for the risks associated with the Rider's guaranteed paid-up death benefit. The Policy Guard Rider Charge is the product of the policy's Cash Value and an age-based factor shown in the Rider. The Rider charge varies by the Insured's age and the Cash Value.

     The Policy Guard Rider Charge will be deducted proportionally from your Sub-Account allocations and fixed investment option allocations. If the Cash Value less Indebtedness is insufficient to satisfy the Policy Guard Rider Charge, you cannot invoke the Rider without repaying enough Indebtedness to cover the Policy Guard Rider Charge.

ADJUSTED SALES LOAD LIFE INSURANCE RIDER

     The benefit associated with the Adjusted Sales Load Life Insurance Rider is the replacement of part or all of the up-front Premium Load (comprised of the Sales Load and Premium Taxes) with a monthly Rider charge. You may elect the number of years (from 1 to 7) that you want the Premium Load replaced. You will pay a Premium Load on any amount that you do not elect to be replaced by the Rider. This Rider is only available to purchase at the time of application.

     If you purchase this Rider, you should expect the aggregate monthly Rider charges to be greater than the amount we would have deducted as Premium Load. To better understand how this Rider might benefit you, ask for an illustration of future benefits and rights under the policy with and without the purchase of this Rider.

     Adjusted Sales Load Life Insurance Rider Charge. We deduct a monthly Adjusted Sales Load Life Insurance Rider Charge if you elect the Rider to compensate us for the sales and premium tax expenses that we will not collect in the form of Premium Load. The charge is the product of your aggregate monthly Premiums since the Policy Date, the portion of Premium Load you choose to replace (expressed as a whole percentage of Premiums paid), and the factor of 0.0001354. The Rider's charge may vary. Each Premium payment you make will cause the Rider's charge to increase. How long the Rider charge is assessed will also vary. The Rider charge will be assessed for 9 policy years, plus the number of years (from 1 to 7) that you want the Premium Load replaced (with a maximum Rider charge period of 15 years). However, if you stop making Premium payments during that 1 to 7-year period, the Rider charge will only be assessed for 9 policy years, plus the number of years that you actually made Premium payments.

          For example, upon election, you anticipated making Premium payments for 5 years. Therefore, you expect to have the Rider charge assessed for 14 years (9 years plus 5 years). However, you actually make your last Premium payment in policy year 3, and do not make any additional Premium payments. Since you did not get full "use" of the Rider (you only received 3 years worth of Premium Load replacement), we will only assess the Rider charge for 12 policy years (9 years plus the 3 years' worth of benefit you received).

     If the policy terminates within the first 10 policy years, we will deduct from the Cash Surrender Value an amount to compensate us for the Premium Load we waived, but were unable to recover as a Rider charge. The amount deducted from the Cash Surrender Value will equal the product of the actual Premium Load replaced by the Rider (in dollars) and the percentage from the following table that corresponds to the number of years the policy has been In Force.

     -------------------------- -------- ------- -------- ------- -------- ------- -------- ------- -------- ------- --------
          NUMBER OF YEARS          1       2        3       4        5       6        7       8        9       10      11+
        THE POLICY HAS BEEN
             IN FORCE
     -------------------------- -------- ------- -------- ------- -------- ------- -------- ------- -------- ------- --------
            PERCENTAGE           100%     90%      80%     70%      60%     50%      40%     30%      20%     10%      0%
     -------------------------- -------- ------- -------- ------- -------- ------- -------- ------- -------- ------- --------

          For example, at the time you elected the Rider, you elected to replace the Premium Load for 7 years. During the 5th policy year, you terminate the policy. During the 5 years the policy was In Force, you paid $10,000 of Premium. The amount of Premium Load that the Rider replaced is $400 ($40 for each $1,000 of Premium). Therefore, we will deduct $240 (60% of $400) from your Cash Surrender Value.

     The Adjusted Sales Load Life Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Adjusted Sales Load Life Insurance Rider Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

CHILDREN'S INSURANCE RIDER

     You may purchase term life insurance on any and all of the Insured's children at any time. If an insured child dies before the Insured dies and before the Maturity Date, the policy pays a benefit to the named beneficiary. The insurance coverage for each insured child will continue (as long as the policy is In Force) until the earlier of: (1) the policy anniversary on or after the date the insured child turns age 22; or (2) the policy anniversary on or after the date the Insured turns age 65.

     Subject to certain conditions specified in the Rider, the Rider may be converted into a policy on the life of the insured child without evidence of insurability. The Rider will be effective until the Rider's term expires, until we pay the benefit, or until you terminate the Rider by written request to our Home Office. Because we deduct the charge for this benefit from the policy's Cash Value, your purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

     Children's Insurance Rider Charge. We deduct a monthly Children's Insurance Rider Charge if you elect the Rider to compensate us for providing term insurance on the lives of each and all of the Insured's children. The Rider charge is $0.43 per $1,000 of the Rider's Specified Amount and will be assessed as long as the policy is In Force and the Rider is in effect. The Rider charge will be the same, even if you request to change the number of children covered under the Rider. However, we may decline your request to add another child based on our underwriting standards.

     The Children's Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Children's Insurance Rider Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

LONG-TERM CARE RIDER

     The benefit associated with the Long-term Care Rider is that, upon meeting certain requirements, the Insured is paid a monthly benefit to assist them with the expenses associated with their nursing home care or home health care. To be able to invoke this Rider, the Insured must be: (1) cognitively impaired; (2) unable to do any 2 of the following activities: dress, eat, bathe, be continent, use toilet facilities, move to/from beds and chairs; or (3) confined to one or more of the following programs/facilities for a period of 90 days: assisted living facility, long-term care facility, required home health care, or adult day care (all of which are defined in the contract).

     The benefit associated with this Rider may not cover all your prospective long-term care costs and will not cover your retrospective long-term care costs. The benefits paid in association with the Rider are intended to be "qualified long-term care insurance" under federal tax law, and generally will not be taxable to the policy owner. See your tax adviser about the use of this Rider.

     You may purchase this Rider at any time. If you purchase it after the Policy Date, we will require evidence of insurability. There is a free-look period associated with this Rider. Within 30 days of receipt of the Rider, you may return it to the sales representative who sold it to you, or to us at our Home Office, and we will void the Rider and refund the related charges. This Rider will be effective until we have paid the benefit, until you invoke the Policy Guard Rider, or until you terminate the Rider by written request to our Home Office.

     Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. Additionally, any benefits paid pursuant to this Rider will reduce the Cash Surrender Value.

     Long-term Care Rider Charge. We deduct a monthly Long-term Care Rider Charge if you elect the Rider to compensate us for providing long-term care benefits upon the Insured meeting certain eligibility requirements. The Rider charge is the product of the Rider's Net Amount At Risk and a long-term care cost of insurance rate. Because this Rider has no Cash Value, we define its Net Amount At Risk as the lesser of the Rider's Specified Amount and the policy's Net Amount At Risk. The long-term care cost of insurance rate is based on our expectations as to your need for long-term care over time and will vary by the Insured's sex, Attained Age, underwriting class, and any substandard ratings.

     The Long-term Care Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Long-term Care Rider Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

SPOUSE LIFE INSURANCE RIDER

     The benefit associated with the Spouse Life Insurance Rider is a death benefit payable upon the Insured's spouse's death to the designated beneficiary (if no beneficiary is designated, the benefit is payable to the Insured).

     You may purchase this Rider at any time provided that the Insured's spouse is age 18 or older at the time the Rider is purchased. The Rider coverage continues until the Rider anniversary on or next following the year in which the Insured's spouse turns age 70, or until the policy matures, whichever is earliest. This Rider will be effective until the Rider's term expires, until we have paid the benefit, until you invoke the Policy Guard Rider, or until you decide to terminate the Rider by written request to our Home Office.

     Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

     This Rider has a conversion right. The Insured's spouse may exchange this Rider's benefit for a level premium, level benefit plan, or whole life or endowment insurance, subject to limitations.

     Spouse Life Insurance Rider Charge. We deduct a monthly Spouse Life Insurance Rider Charge if you elect the Rider to compensate us for providing term insurance on the life of the Insured's spouse. The Rider charge is the product of the Rider's Specified Amount and the spouse life insurance cost of insurance rate. We base the spouse life insurance cost of insurance rate on our expectations as to the mortality of the Insured's spouse. The spouse life insurance cost of insurance rate will vary by the spouse's sex, Attained Age, underwriting class, any substandard ratings, and the Rider's Specified Amount.

     The Spouse Life Insurance Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Spouse Life Insurance Rider Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

ACCIDENTAL DEATH BENEFIT RIDER

     The benefit associated with the Accidental Death Benefit Rider is the payment of a benefit, in addition to the Death Benefit, to the named beneficiary upon the Insured's accidental death. Accidental death means the Insured died as a result of bodily injury caused by external, violent, and accidental means from a cause other than a risk not assumed.

     You may purchase this Rider at any time on or after the Insured's 5th birthday and before the policy anniversary on or following the date the Insured turns age 65 (while the policy is In Force). The Rider coverage continues until the Insured reaches Attained Age 70. This Rider will be effective until the Rider's term expires, until we have paid the benefit, or until you terminate the Rider by written request to our Home Office.

     Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

     Accidental Death Benefit Rider Charge. We deduct a monthly Accidental Death Benefit Rider Charge if you elect the Rider to compensate us for providing coverage in the event of the Insured's accidental death. The Rider charge is the product of the Rider's Specified Amount and the accidental death benefit cost of insurance rate. We base the accidental death benefit cost of insurance rate on our expectations as to the likelihood of the Insured's accidental death. The accidental death benefit cost of insurance rate will vary by the Insured's Attained Age and any substandard ratings.

     The Accidental Death Benefit Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Accidental Death Benefit Rider Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

PREMIUM WAIVER RIDER

     The benefit associated with the Premium Waiver Rider is a monthly credit to the policy upon the Insured's total disability for 6 consecutive months. The amount credited to the policy is the lesser of:

     o    the Premium you specified, or

     o the average actual monthly Premiums you paid over the period the policy has been In Force or the 36 months before the total disability.

     The monthly credit applied pursuant to the Rider may not be sufficient to keep your policy from Lapsing. You may need to pay additional Premium. Purchasing this Rider could help preserve the Death Benefit.

     You may purchase this Rider at any time, but may not purchase both this Rider and the Deduction (of fees and expenses) Waiver Rider. If the Insured is younger than age 63 at the time of the total disability, the Rider coverage continues until the Insured turns age 65. If the Insured is age 63 or older at the time of the total disability, the Rider coverage continues for 2 years. This Rider is effective until the Rider's term expires (unless we are paying a benefit under the Rider) or until you terminate the Rider by written request to our Home Office.

     Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

     Premium Waiver Rider Charge. We deduct a monthly Premium Waiver Rider Charge if you elect the Rider to compensate us for crediting the policy with the amount of scheduled due and payable Premium payments upon the Insured's total disability for 6 consecutive months. The Rider charge is the product of the Rider's benefit (the monthly policy credit) and the premium waiver cost rate. We base the premium waiver cost rate on our expectations as to likelihood of the Insured's total disability for 6 consecutive months. The premium waiver cost rate will vary by the Insured's sex, Attained Age, underwriting class, and any substandard ratings.

     The Premium Waiver Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Premium Waiver Rider Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

CHANGE OF INSURED RIDER

     The benefit associated with the Change of Insured Rider is that you may designate a new Insured, subject to insurability and other conditions. The costs and benefits under the policy after the change will be based on the underwriting classification and characteristics of the new Insured. However, it will have no impact on the policy's Death Benefit. You may elect this Rider at any time.

     Change of Insured Rider Charge. There is no charge associated with the Change of Insurance Rider.

ADDITIONAL (INSURANCE) PROTECTION RIDER

     The benefit associated with the Additional (insurance) Protection Rider is term life insurance on the Insured, in addition to the Death Benefit, payable to the beneficiary upon the Insured's death.

     You may purchase this Rider at any time while the policy is In Force until the Insured reaches age 85. The Rider benefit amount may vary monthly and is based on the chosen Death Benefit. You may renew coverage annually until the Insured reaches Attained Age 100, when this Rider's term expires.

     Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value.

     Additional (insurance) Protection Rider Charge. We deduct a monthly Additional (insurance) Protection Rider Charge if you elect the Rider to compensate us for providing term life insurance on the Insured. The Rider charge is the product of the Specified Amount and the additional protection cost of insurance rate. We base the additional protection cost of insurance rate on our expectation as to the Insured's mortality. The additional protection cost of insurance rate will vary by the Insured's sex, Attained Age, underwriting class, any substandard ratings, and the Specified Amount.

     The Additional (insurance) Protection Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations. We will only deduct the Additional (insurance) Protection Rider Charge from the Long Term Fixed Account if there is insufficient Cash Value in the Sub-Accounts and Fixed Account.

     Additionally, the guaranteed policy continuation provision will only cover the Additional (insurance) Protection Rider Charge for the first 5 policy years.

DEDUCTION (OF FEES AND EXPENSES) WAIVER RIDER

     The benefit associated with the Deduction (of fees and expenses) Waiver Rider is a benefit (in the form of a credit or expense waiver) to assist the policy owner with policy expenses while the Insured is disabled. In the policy year that the policy owner is eligible to invoke this Rider (when the Insured has been disabled for 6 consecutive months), the benefit takes the form of a credit to the policy for the remainder of the policy year, of an amount necessary to keep the policy In Force. Beginning on the next policy anniversary, the benefit takes the form of a waiver of the policy's monthly charges.

     NOTE: AFTER THE 3RD POLICY ANNIVERSARY, THIS RIDER'S BENEFIT ALONE MAY NOT BE SUFFICIENT TO KEEP YOUR POLICY FROM LAPSING. YOU MAY NEED TO MAKE ADDITIONAL PREMIUM PAYMENTS TO PREVENT LAPSE. THEREAFTER, WITH THIS RIDER, IT WILL COST YOU LESS, ON A MONTHLY BASIS, TO KEEP THE POLICY IN FORCE.

     How long the benefit lasts depends on the Insured's age at the beginning of the total disability. If the Insured's total disability begins before the Insured is age 60, the benefit continues for as long as the Insured is totally disabled (even if that disability extends past when the Insured reaches age 65) or until you invoke the Policy Guard Rider. If the Insured's total disability begins when the Insured is between the ages of 60 and 63, the benefit continues until the Insured turns age 65. If the Insured's total disability begins after the Insured reaches age 63, the benefit continues for 2 years.

     You may purchase this Rider at any time before the policy anniversary on or following the date the Insured reaches age 65 (as long as the policy is In Force). You may not purchase both this Rider and the Premium Waiver Rider.

     Because we deduct the Rider charge from the Cash Value, purchase of this Rider could reduce the amount of Proceeds payable when the Death Benefit depends on Cash Value. For the first 3 years from the Policy Date, the Rider benefit appears to be the same as the benefit associated with the Premium Waiver Rider. However, the benefit associated with this Rider, for the first 3 policy years, will be sufficient to keep the policy from Lapsing. This is not necessarily so with the benefit associated with the Premium Waiver Rider.

     Deduction (of fees and expenses) Waiver Rider Charge. We deduct a monthly Deduction (of fees and expenses) Waiver Rider Charge if you elect the Rider to compensate us for waiving the policy's monthly charges upon the Insured's total disability for 6 consecutive months. The Rider charge is the product of the monthly policy charges (excluding the cost for this Rider) and the deduction waiver cost rate. We base the deduction waiver cost rate on our expectations as to the likelihood of the Insured's total disability for 6 consecutive months. The deduction waiver cost rate varies by the Insured's Attained Age and any substandard ratings.

     The Deduction (of fees and expenses) Wavier Rider Charge will be deducted proportionally from your Sub-Account allocations and Fixed Account allocations.

--------------------------------------------------------------------------------
                              POLICY OWNER SERVICES
--------------------------------------------------------------------------------

DOLLAR COST AVERAGING

     You may elect to participate in a dollar cost averaging program. Dollar cost averaging is an investment strategy designed to reduce the investment risks associated with market fluctuations and promote a more stable Cash Value and Death Benefit over time. Policy owners may direct us to automatically transfer specific amounts from the Fixed Account and the Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares, GVIT - Gartmore GVIT Government Bond Fund: Class I, and the GVIT - Gartmore GVIT Money Market Fund: Class I to any other Sub-Account. Transfers from the Fixed Account must be no more than 1/30th of the Fixed Account value at the time you elect to participate in the program.

     You may elect to participate in the dollar cost averaging program at the time of application or at a later date by submitting an election form. An election to participate in the program that is submitted after application will be effective at the beginning of the next policy month. There is no charge for dollar cost averaging and dollar cost averaging transfers do not count as transfer events. We will continue to process dollar cost averaging transfers until there is no more value left in originating investment option(s) or until you instruct us to terminate your participation in the service.

     Dollar cost averaging programs may not be available in all states. We do not assure the success of these strategies and we cannot guarantee that dollar cost averaging will result in a profit or protect against a loss. You should carefully consider your financial ability to continue these programs over a long enough period of time to purchase Accumulation Units when their value is low, as well as when their value is high. We may modify, suspend or discontinue these programs at any time. We will notify you in writing 30 days before we do so.

     Enhanced Dollar Cost Averaging. Periodically, we may offer enhanced dollar cost averaging programs that can be used in connection with initial Premiums. Under an enhanced dollar cost averaging program, the interest rate credited to the initial Premium allocated to the Fixed Account will be greater than the interest rate credited to standard Fixed Account allocations. Enhanced dollar cost averaging programs will last for 1 year and your Premium will be transferred from the Fixed Account to the selected Sub-Account(s) based on the following schedule:

     ----------------------- ------- ------- ------- ------- ------- ------ ------- ------- ------- ------- ---------------
       BEGINNING OF MONTH      2       3       4       5       6       7      8       9       10      11          12
     ----------------------- ------- ------- ------- ------- ------- ------ ------- ------- ------- ------- ---------------
     FRACTION OF REMAINING    1/11    1/10    1/9     1/8     1/7     1/6    1/5     1/4     1/3     1/2      Remaining
     CASH VALUE TRANSFERRED                                                                                     Amount
     ----------------------- ------- ------- ------- ------- ------- ------ ------- ------- ------- ------- ---------------

ASSET REBALANCING

     You may elect to participate in an asset rebalancing program. Asset rebalancing involves the automatic rebalancing of the Cash Value in your chosen Sub-Accounts (up to 20) on a periodic basis. You can schedule asset rebalancing to occur every 3, 6, or 12 months on days when we price Accumulation Units. There is no charge for asset rebalancing, but it does count as a transfer event.

     You may elect to participate in an asset rebalancing program at the time of application or at a later date by submitting an election form. Unless you elect otherwise, asset rebalancing will not affect the allocation of Premiums you pay after beginning the program. Asset rebalancing is not available for the Long Term Fixed Account. Manual transfers will not automatically terminate the program. Termination of asset rebalancing will only occur as a result of your specific instruction to do so. We reserve the right to modify, suspend or discontinue asset rebalancing at any time.

NATIONWIDE ALLOCATION ARCHITECT

     Nationwide may make available for use by policy owners the Nationwide Allocation Architect, an asset allocation service that enables policy owners to have their variable account Cash Value invested according to an investment model. The models diversify among asset classes to achieve specific investment goals and are based on different profiles of an investor's willingness to accept investment risk. Each model is comprised of sub-accounts of underlying funds that are currently available as investment options in this policy. The sub-accounts within each model and their weightings are selected according to each model's risk tolerance and investment goal.

     NISC as Investment Adviser. For those policies that elect to use the Nationwide Allocation Architect, NISC will serve as the investment adviser to each participating policy owner for the sole purposes of developing and maintaining the models. In this capacity, NISC will act as a fiduciary. Policy owners will receive a copy of NISC's Form ADV at the time of application, which contains more information about NISC's role as investment adviser.

     Evaluating and Updating the Models. At least twice each calendar year, NISC will evaluate the models to assess whether the combination and allocation percentages of the sub-accounts within each model optimizes the return potential for that model. If deemed necessary by NISC, NISC will update the models, with such updates taking effect on or about April 1 and October 1 of each year. NISC may evaluate and update the models more frequently at its sole discretion.

     Updating the models could entail adding or removing one or more sub-accounts from a model, or changing the allocation percentages among existing sub-accounts. Currently, NISC updates the models based upon the recommendations of Ibbotson, an independent third-party firm. However, NISC reserves the right to change or discontinue reliance on Ibbotson, or any third-party firm, upon 30 days' written notice to policy owners. NISC takes sole responsibility for monitoring and updating the models.

     Nationwide will send policy owners written notice of model updates approximately 30 days before the model changes are to be implemented. You should review these notices carefully. If the policy owner is comfortable with the model changes, the policy owner need not take any action. If the policy owner is not comfortable with the model changes, the policy owner may switch to a different model or terminate their participation in the service. An election to change models or terminate participation in the service must be communicated to Nationwide in writing or over the telephone to Nationwide's service center.

     On or about each April 1 and October 1 (or any other day that NISC updates the models), Nationwide will reallocate the variable account Cash Value of policies participating in the service pursuant to the discretionary authority granted to Nationwide as a requirement to participate in the service. The reallocation will rebalance the variable account Cash Value to the current model allocations. If the scheduled date for the reallocation is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the reallocation will occur on the next business day. Each reallocation is considered a transfer event. However, the automatic reallocation transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

     Quarterly Rebalancing. In addition to reallocating the variable account Cash Value when to models change, Nationwide will also reallocate the variable account Cash Value at the end of each calendar quarter, referred to as quarterly rebalancing. If the end of a calendar quarter is a Saturday, Sunday, recognized holiday, or any other day that the New York Stock Exchange is closed, the quarterly rebalancing will occur on the next business day. Each quarterly rebalancing is considered a transfer event. However, quarterly rebalancing transfers within the Nationwide Allocation Architect are not subject to Short-Term Trading Fees.

     Election of the Nationwide Allocation Architect. There is no additional charge for participating in the Nationwide Allocation Architect. If the service is available, a policy owner may elect to begin participating at any time by communicating the election to Nationwide in writing or over the telephone to Nationwide's service center. Once the election is received and processed, Nationwide will allocate the entire policy Cash Value that is allocated to the variable account in accordance with the elected model. Allocations to the Fixed Account will remain so invested. Only one model may be elected at any given time.

     While the Nationwide Allocation Architect is in effect, the policy owner will no longer be able to transfer Cash Value among the sub-accounts without first terminating their participation in the service. Any subsequent premium submitted that is to be allocated to the sub-accounts will also be allocated according to the currently elected model. Any surrenders taken from the policy while the Nationwide Allocation Architect is in effect will be taken proportionally from all investments in the policy. Any charges assessed to the policy will be taken proportionally from all investments in the policy. A policy owner participating in the Nationwide Allocation Architect may not participate in Asset Rebalancing. However, a policy owner may use the Nationwide Allocation Architect in connection with a Dollar Cost Averaging program utilizing the Fixed Account.

     It is the policy owner's responsibility to elect a model. Please consult a qualified financial adviser who will assist in determining the most appropriate model based on the policy owner's particular financial needs, time horizon, and willingness to accept investment risk. The investment adviser may use tools to make this determination that are either independently acquired or provided by Nationwide. However, Nationwide bears no responsibility for the investment decision.

     Changing Models. Policy owners participating in the Nationwide Allocation Architect may elect to change models at any time. An election to change models must be communicated to Nationwide in writing or over the telephone to Nationwide's service center. An election to change models will be immediate and will not be subject to Short-Term Trading Fees.

     Nationwide reserves the right to limit the number of times a policy owner can change models each year.

     Terminating Participation in the Nationwide Allocation Architect. Once participation in the service has begun, it may only be terminated upon the specific request of the policy owner. Once a policy owner's participation in the service is terminated, the Cash Value will remain invested as it was on the last day of participation in the program. Additionally, please be aware that the terms of the "Sub-Account Transfers" provision apply.

     Nationwide reserves the right to terminate the availability of this service at any time.

     Risks Associated with the Nationwide Allocation Architect. The models are designed to optimize returns based on different risk tolerances. However, neither Nationwide nor NISC guarantees that participation in the Nationwide Allocation Architect will result in a profit or protect against a loss.

     NISC may be subject to competing interests that may affect its decisions as to the sub-accounts offered in the models. Specifically, some of the sub-accounts correspond to underlying mutual funds owned by a NISC affiliate, some underlying mutual funds may pay more revenue to NISC than others, and some underlying mutual funds may pay more revenue to Nationwide (NISC's parent company) than others. However, NISC believes that its fiduciary responsibilities to the policy owners outweigh any conflict that may exist relating to the underlying mutual funds, enabling it to make substantially unbiased choices as to the sub-accounts within the models.

The models available as part of the Nationwide Allocation Architect are:

------------------------------------------------------------ -------------- --------------- ----------- ------------- ------------
                                                                              MODERATELY                 MODERATELY
                                                             CONSERVATIVE    CONSERVATIVE    MODERATE    AGGRESSIVE   AGGRESSIVE
------------------------------------------------------------ ---------------------------------------------------------------------
                        ASSET CLASS                                                  ASSET CLASS EXPOSURE
------------------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Large Cap (LC)                                                    10%            20%           30%          35%           40%
------------------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Mid Cap (MC)                                                      5%             10%           10%          15%           15%
------------------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Small Cap  (SC)                                                   0%              0%            5%           5%           10%
------------------------------------------------------------ -------------- --------------- ----------- ------------- ------------
International (I)                                                 5%             10%           15%          25%           30%
------------------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Bonds (B)                                                         35%            35%           25%          15%            5%
------------------------------------------------------------ -------------- --------------- ----------- ------------- ------------
Cash (C)                                                          45%            25%           15%           5%            0%
-------------------------------------------------- --------- ---------------------------------------------------------------------
                   SUB-ACCOUNT                     ASSET                    MODEL ALLOCATIONS AS OF MARCH 31, 2005
                                                   CLASS
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
AIM Variable Insurance Funds - AIM V.I. Basic         LC          2%              4%            7%           8%           10%
Value Fund: Series I Shares
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
GVIT - Van Kampen GVIT Comstock Value Fund:           LC          2%              4%            7%           8%           11%
Class I
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
Dreyfus Variable Investment Fund - Appreciation       LC          3%              6%            9%          11%           11%
Portfolio: Initial Shares
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
MFS Variable Insurance Trust - MFS Investors          LC          4%              7%           11%          12%           14%
Growth Stock Series: Initial Class
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
AIM Variable Insurance Funds - AIM V.I. Capital       MC          2%              4%            4%           5%           4%
Development Fund: Series I Shares
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
Franklin Templeton Variable Insurance Products
Trust - Franklin Rising Dividends Securities          MC          4%              8%            7%          12%           10%
Fund: Class 1
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
GVIT - GVIT Small Company Fund Class I                SC          0%              0%            5%           5%           12%
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
GVIT - Dreyfus GVIT International Value Fund:         I           2%              4%            6%          11%           13%
Class III
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
Fidelity Variable Insurance Products Fund - VIP       I           3%              6%            8%          12%           13%
Overseas Portfolio: Service Class R
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
American Century Variable Portfolios II, Inc. -
American Century VP Inflation Protection Fund:        B           11%            11%            8%           4%           0%
Class II
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
Fidelity Variable Insurance Products Fund II -
VIP Investment Grade Bond Portfolio: Service          B           10%            10%            7%           4%           0%
Class
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
Neuberger Berman Advisers Management Trust - AMT      B           20%            20%           15%           8%           2%
Limited Maturity Bond Portfolio: Class I
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------
GVIT - Gartmore GVIT Money Market Fund: Class I       C           37%            16%            6%           0%           0%
-------------------------------------------------- --------- -------------- --------------- ----------- ------------- ------------

--------------------------------------------------------------------------------
                                  POLICY LOANS
--------------------------------------------------------------------------------

While the policy is In Force, you may take a loan against the policy's Cash Value. Loan requests must be submitted in writing to our Home Office. You may increase your risk of Lapse if you take a policy loan. There also may be adverse tax consequences. You should obtain competent tax advice before you decide to take a policy loan.

LOAN AMOUNT AND INTEREST CHARGED

     The smallest policy loan you may take is $200. The largest policy loan you may take is the "maximum loan value," which equals the Cash Surrender Value, less 10% of the Cash Value allocated to the Sub-Accounts.

     We charge interest on the amount of outstanding Indebtedness at the maximum guaranteed rate of 3.9% per annum. The interest will accrue daily and is payable at the end of each policy year. If the interest is not paid when due, we will add it to the outstanding loan amount by transferring a corresponding amount of Cash Value from each Sub-Account to the loan account in the same proportion as your Sub-Account allocations.

COLLATERAL AND INTEREST EARNED

     As collateral for the policy loan, we will transfer Cash Value equal to the policy loan amount to the policy loan account. Amounts transferred from the Sub-Accounts will be in the same proportion as your Sub-Account allocations, unless you instruct otherwise. We will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts. Finally, we will only transfer amounts from the Long Term Fixed Account if the Fixed Account allocations are depleted.

     Amounts in the policy loan account will accrue and be credited daily interest at a rate of 3.0% per annum (guaranteed minimum of 3.0%) in policy years 1 through 10, and 3.9% per annum (guaranteed minimum of 3.65%) in policy year 11 and thereafter.

NET EFFECT OF POLICY LOANS

     We will charge interest on the outstanding loan amount and credit interest to the collateral amount at the same time. In effect, the loan interest rate is netted against the interest crediting rate, and this is the amount that you are "charged" for taking the policy loan.

     The amount transferred to the loan account will neither be affected by the Investment Experience of the Sub-Accounts, nor will it be credited with the same interest rates credit to fixed investment option allocations. Even if it is repaid, a policy loan will affect the policy, the Cash Surrender Value and the Death Benefit. If your total Indebtedness ever exceeds the policy's Cash Value, your policy may Lapse.

REPAYMENT

     You may repay all or part of a policy loan at any time while the policy is In Force during the Insured's lifetime. The minimum repayment amount is $50. We will apply all loan repayments to the Sub-Accounts in the same proportion as your current Sub-Account allocations, unless you indicate otherwise. While your policy loan is outstanding, we will treat any payments that you make as Premium payments, unless you indicate otherwise. Repaying a policy loan will cause the Death Benefit and net Cash Surrender Value to increase accordingly.

--------------------------------------------------------------------------------
                                      LAPSE
--------------------------------------------------------------------------------

 The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the monthly policy charges. You can avoid Lapsing the policy by paying the amount required by the guaranteed policy continuation provision, or you can invoke the Policy Guard Rider to prevent the policy from Lapsing due to Indebtedness. Before any policy Lapses, there is a Grace Period during which you can take action to prevent the Lapse. Subject to certain conditions, you may reinstate a policy that has Lapsed.

GUARANTEED POLICY CONTINUATION PROVISION

     During the guaranteed policy continuation period, the policy will not Lapse if you pay an amount equal to or greater than the Policy Continuation Premium Amount shown on the Policy Data Page. The Policy Continuation Premium Amount will vary by the Insured's issue age, sex, underwriting class, any substandard ratings, the Insured's involvement in certain risky activities, the Specified Amount (including increases), and any Riders elected.

     The Policy Continuation Premium Amount shown on the Policy Data Page will not be accurate if you take any policy loans or partial surrenders, or if you increase the Specified Amount, after the policy is issued. Upon request and for no charge, we will determine whether your Premium payments, less policy loans and partial surrenders, are sufficient to keep the guaranteed policy continuation provision in effect.

     When the guaranteed policy continuation period ends, if the Cash Surrender Value remains insufficient to cover the monthly policy charges, the policy is at risk of Lapsing and a Grace Period will begin. The guaranteed policy continuation provision is subject to state insurance restrictions and may be different in your state and for your policy. There is no charge for the guaranteed policy continuation provision.

     Duration of the Guaranteed Policy Continuation Period. The guaranteed policy continuation period begins when we issue the policy. How long the guaranteed policy continuation period lasts depends on the Insured's age at the time of policy issuance, as reflected in the following table:

     ---------------------------------- ----------------------------- ------------------------ -----------------------
     INSURED'S AGE AT POLICY ISSUANCE:         55 or Younger               56 through 69            70 or Older
     ---------------------------------- ----------------------------- ------------------------ -----------------------
     DURATION OF GUARANTEED POLICY        30 policy years or until        10 policy years          5 policy years
     CONTINUATION PERIOD:                   the Insured reached
                                         Attained Age 65, whichever
                                               comes first
     ---------------------------------- ----------------------------- ------------------------ -----------------------

--------------------------------------------------------------------------------
 GRACE PERIOD
--------------------------------------------------------------------------------

     At the beginning of a Grace Period, we will send you a notice that will indicate the amount of Premium you must pay to avoid Lapsing the policy. This amount is equal to the lesser of 3 times the current monthly deductions, or the amount of Premium that will bring the guaranteed policy continuation provision back into effect, if applicable. If you do not pay the indicated amount within 61 days, the policy and all Riders will Lapse.

     The Grace Period will not alter the operation of the policy or the payment of Proceeds.

REINSTATEMENT

     You may reinstate a Lapsed policy by:

     o submitting, at any time within 3 years after the end of the Grace Period and before the Maturity Date, a written request to reinstate the policy;

     o    providing any evidence of insurability that we may require;

     o paying sufficient Premium to keep the policy In Force for 3 months from the date of reinstatement, or, if the policy is in the guaranteed policy continuation period, paying the lesser of (a) and (b) where:

          (a) is the amount of Premium sufficient to keep the policy In Force for 3 months from the date of reinstatement; and

          (b) is the amount of Premium sufficient to bring the guaranteed policy continuation provision into effect;

     o paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and

     o repaying or reinstating any Indebtedness that existed at the end of the Grace Period.

     Subject to satisfactory evidence of insurability, you may also reinstate any Riders.

     The effective date of a reinstated policy (including any Riders) will be the monthly anniversary date on or next following the date we approve the application for reinstatement. If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the lesser of:

     o    the Cash Value at the end of the Grace Period; or

     o the Surrender Charge corresponding to the policy year in which the policy is reinstated.

     We will then add to the Cash Value any Premiums or loan repayments that you made to reinstate the policy.

     The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless you indicate otherwise.

--------------------------------------------------------------------------------
                                   SURRENDERS
--------------------------------------------------------------------------------

 FULL SURRENDER

     You may surrender the policy for the Cash Surrender Value at any time while the Insured is alive. The Cash Surrender Value equals the policy's Cash Value minus any Indebtedness and the Surrender Charge. A surrender will be effective as of the date we receive the policy and your written surrender request at our Home Office. We reserve the right to postpone payment of that portion of the Cash Surrender Value attributable to the fixed investment options for up to 6 months.

PARTIAL SURRENDER

     You may request, in writing to our Home Office, a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for one year. Currently, we do not assess a Partial Surrender Fee. However, we reserve the right to assess a Partial Surrender Fee to each partial surrender that equals the lesser of $25 or 2% of the amount surrendered.

     We reserve the right to limit the number of partial surrenders to 1 per policy year. The minimum amount of any partial surrender request is $200. A partial surrender cannot cause the total Specified Amount to be reduced below the minimum Specified Amount indicated on the Policy Data Page, and after any partial surrender, the policy must continue to qualify as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause your policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.

     If you take a partial surrender, we will surrender Accumulation Units from the Sub-Accounts proportionally based on the current variable account Cash Value to equal the amount of the partial surrender. If there are insufficient Accumulation Units available, we will surrender amounts from the Fixed Account. Only if there is insufficient value in the Sub-Accounts and the Fixed Account will we surrender amounts allocated to the Long Term Fixed Account.

     Reduction of the Specified Amount due to a Partial Surrender. When you take a partial surrender, we will reduce the Specified Amount to keep the Net Amount At Risk the same as before the partial surrender. The policy's charges going forward will be based on the new Specified Amount causing the charges to be lower than they were prior to the partial surrender.

     Any reduction of the Specified Amount will be made in the following order: against the most recent increase in the Specified Amount, then against the next most recent increases in the Specified Amount in succession, and finally, against the initial Specified Amount.

--------------------------------------------------------------------------------
                                THE DEATH BENEFIT
--------------------------------------------------------------------------------

CALCULATION OF THE DEATH BENEFIT

     We will calculate the Death Benefit and pay it to the beneficiary when we receive (at our Home Office) all information required to process the Death Benefit, including, but not limited to, proof that the Insured has died. The Death Benefit may be subject to an adjustment if you make an error or misstatement upon application, or if the Insured dies by suicide.

     While the policy is In Force, the Death Benefit will never be less than the Specified Amount. The Death Benefit will depend on which Death Benefit option you have chosen and the tax test you have elected, as discussed in greater detail below. Also, the Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, outstanding Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.

DEATH BENEFIT OPTIONS

     There are 3 Death Benefit options under the policy. You may choose one. If you do not choose one of the following Death Benefit options, we will assume that you intended to choose Death Benefit Option One. Not all Death Benefit options are available in all states.

     Death Benefit Option One. The Death Benefit will be the greater of the Specified Amount or the Minimum Required Death Benefit.

     Death Benefit Option Two. The Death Benefit will be the greater of the Specified Amount plus the Cash Value as of the date of death, or the Minimum Required Death Benefit.

     Death Benefit Option Three. The Death Benefit will be the greater of the Specified Amount plus the accumulated premium account (which consists of all Premium payments minus all partial surrenders as of the date of the Insured's death), or the Minimum Required Death Benefit. The amount of the accumulated premium account will be based on the Option Three Interest Rate stated on the Policy Data Page, which will be no less than zero or more than the Option Three Maximum Increase also stated on the Policy Data Page.

THE MINIMUM REQUIRED DEATH BENEFIT

     The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.

     The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time we issue the policy, you irrevocably elect one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:

     o    the cash value accumulation test; or

     o    the guideline premium/cash value corridor test.

     If you do not elect a test, we will assume that you intended to elect the guideline premium/cash value corridor test.

     The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Cash Value by a percentage described in the federal tax regulations. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.

     The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.

     Regardless of which test you elect, we will monitor compliance to ensure that the policy meets the statutory definition of life insurance for federal tax purposes. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. We may refuse additional Premium payments or return Premium payments to you so that the policy continues to meet the Code's definition of life insurance.

CHANGES IN THE DEATH BENEFIT OPTION

     After the first policy year, you may elect to change the Death Benefit option from either Death Benefit Option One to Death Benefit Option Two, or from Death Benefit Option Two to Death Benefit Option One. You may not change to Death Benefit Option Three. However, you may change from Death Benefit Option Three to Death Benefit Option One or Death Benefit Option Two. We will permit only 1 change of Death Benefit option per policy year. The effective date of a change will be the monthly policy anniversary following the date we approve the change.

     For any change in the Death Benefit option to become effective, the Cash Surrender Value after the change must be sufficient to keep the policy In Force for at least 3 months.

     Upon effecting a Death Benefit option change, we will adjust the Specified Amount so that the Net Amount At Risk remains the same. The policy's charges going forward will be based on the adjusted Specified Amount causing the charges to be higher or lower than they were prior to the change. We will refuse a Death Benefit option change that would reduce the Specified Amount to a level where the Premium you have already paid would exceed any premium limit under the tax tests for life insurance.

     Where the policy owner has selected the guideline premium/cash value corridor test, a change in Death Benefit option will not be permitted if it results in the total Premiums paid exceeding the maximum premium limitations under Section 7702 of the Code.

INCONTESTABILITY

     We will not contest payment of the Death Benefit based on the initial Specified Amount after the policy has been In Force during the Insured's lifetime for 2 years from the Policy Date. For any change in Specified Amount requiring evidence of insurability, we will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for 2 years from its effective date.

 SUICIDE

     If the Insured dies by suicide, while sane or insane, within 2 years from the Policy Date, we will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide, while sane or insane, within 2 years from the date we accept an application for an increase in the Specified Amount, we will pay no more than the Death Benefit associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Specified Amount that has been In Force for a shorter period.

--------------------------------------------------------------------------------
                                 POLICY MATURITY
--------------------------------------------------------------------------------

If the policy is In Force on the Maturity Date, we will pay the Proceeds to you, generally, within 7 days after we receive your written request at our Home Office. The payment will be postponed, however, when: the New York Stock Exchange is closed; the SEC restricts trading or declares an emergency; the SEC permits us to defer it for the protection of our policy owners; or the Proceeds are to be paid from the fixed investment options. The Proceeds will equal the policy's Cash Value minus any Indebtedness. After we pay the Proceeds, the policy is terminated.

EXTENDING THE MATURITY DATE

     We may offer to extend the Maturity Date to coincide with the Insured's death, at which time we will pay the Proceeds to the beneficiary. During this Maturity Date extension, you will still be able to request partial surrenders, and, if elected, the Long-term Care Rider will remain in effect (though you will not be charged for it). The termination of policy benefits will coincide with the policy's extended Maturity Date (unless you decide otherwise). The Maturity Date extension will either be for the policy value (as defined below) or for the Specified Amount (subject to the law of the state in which you lived at the time you purchased the policy), at your choice. If the policy's Maturity Date is extended, we will endorse the policy so that:

     (1)  no changes to the Specified Amount will be allowed;

     (2)  no changes to the Death Benefit option will be allowed;

     (3)  no additional Premium payments will be allowed;

     (4)  no additional periodic charges will be deducted;

     (5) 100% of the policy's Cash Value will be transferred to the Fixed Account; and

     (6) if you extend for the Cash Value, your policy's Death Benefit will become the Cash Value, regardless of your previous Death Benefit option choice; or

     (7) if you extend for the Specified Amount, the Specified Amount will be adjusted to what it was when the Insured reached Attained Age 85, but excluding any coverage provided by the Additional Protection Rider, and subject to any partial surrenders (which will affect the Specified Amount of a policy with Death Benefit Option One) based on the Insured's Attained Age at the time the partial surrender is requested. While the Insured is between the Attained Ages of 86 and 90, a partial surrender will decrease the Specified Amount proportionately. If the Insured is Attained Age 91 or older, a partial surrender will reduce the Proceeds by an amount proportionate to the ratio of the partial surrender to the Cash Value.

     Notwithstanding your choice between items (5) and (6) above, the Proceeds will be the greater of the policy's Specified Amount or Cash Value unless you have invoked the Policy Guard Rider, in which case the Proceeds may be reduced.

     The Maturity Date will not be extended when the policy would fail the definition of life insurance under the Code.

--------------------------------------------------------------------------------
                           PAYMENT OF POLICY PROCEEDS
--------------------------------------------------------------------------------

You may elect to receive Proceeds (Death Benefit, maturity Proceeds, or Cash Surrender Value) in a lump sum, or in another form that you may elect at application. At any time before the Proceeds become payable, you may request to change the payout option by writing to our Home Office.

You may elect one or a combination of options. To elect more than one payout option, you must apportion at least $2,000 to each option and each payment (made at the specified interval) must be at least $20.

If you do not make an election as to the form of the Proceeds, upon the Insured's death, the beneficiary may make the election. Changing the beneficiary of the policy will revoke the payout option(s) in effect at that time. Proceeds are neither assignable nor subject to claims of creditors or legal process. If the beneficiary does not make an election, we will pay the Proceeds in a lump sum.

Normally, we will make a lump sum payment of the Proceeds within 7 days after we receive your written request at our Home Office. However, we will postpone payment of the Proceeds on the days that we are unable to price Accumulation Units. Proceeds are paid from our general account.

 Please note that for the remainder of "Payment of Policy Proceeds" provision, "you" means the person entitled to the Proceeds.

 INTEREST INCOME OPTION

     If you elect the Interest Income Option, we retain the Proceeds and credit the Proceeds with interest at an annually determined rate of at least 2.5% per annum, compounded annually. We will determine annually if we will pay any interest in excess of 2.5%. The interest can be paid at the end of 12-, 6-, 3- or 1-month intervals, or it can be left to accumulate.

     At any time, you may withdraw any remaining Proceeds and accumulated interest by submitting a written request to our Home Office. Upon your death, we will pay the remaining Proceeds and accumulated interest to your estate.

 INCOME FOR A FIXED PERIOD OPTION

     If you elect the Income for a Fixed Period Option, we retain the Proceeds and make payments to you at specified intervals over a certain number of years that you designate (no more than 30). Each payment will consist of a portion of the Proceeds plus interest at an annually determined rate of at least 2.5% per annum, compounded annually. We will determine annually if we will pay any interest in excess of 2.5%. The payments can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

     At any time, you may withdraw any remaining Proceeds and accumulated interest by submitting a written request to our Home Office. Upon your death, we will pay the remaining Proceeds and accumulated interest to your estate.

 LIFE INCOME WITH PAYMENTS GUARANTEED OPTION

     If you elect the Life Income with Payments Guaranteed Option, we retain the Proceeds and make payments to you at specified intervals for a guaranteed period (10, 15 or 20 years) and, if you are still living at the end of the guaranteed period, we will continue making payments to you for the rest of your life. During the guaranteed period, we will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. We will determine annually if we will pay any interest in excess of 2.5%. The Proceeds can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

     Since the payments are based on your lifetime, which is not a predetermined time period, you cannot withdraw any amount you designate to this option once payments begin. If you die before the guaranteed period has elapsed, we will make the remaining payments to your estate. If you die after the guaranteed period has elapsed, we will make no further payments.

 FIXED INCOME FOR VARYING PERIODS OPTION

     If you elect the Fixed Income for Varying Periods Option, we retain the Proceeds and pay you a fixed amount at specified intervals until the Proceeds and accumulated interest have been exhausted. The total amount payable each year may not be less than 5% of the original Proceeds. We will pay interest on the remaining Proceeds at a rate of at least 2.5% per annum, compounded annually. We will determine annually if we will pay any interest in excess of 2.5%. The Proceeds can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

     At any time, you may withdraw any remaining Proceeds and accumulated interest by submitting a written request to our Home Office. Upon your death, we will pay the remaining Proceeds and accumulated interest to your estate.

 JOINT AND SURVIVOR LIFE OPTION

     If you elect the Joint and Survivor Life Option, we retain the Proceeds and make equal payments to you at specified intervals for the life of the last surviving payee. The Proceeds can be paid at the beginning of 12-, 6-, 3- or 1-month intervals.

     Since the payments are based on the lifetimes of the payees, which are not predetermined periods, you cannot withdraw any amount you designate to this option once payments begin. Payments will cease upon the death of the last surviving payee. We will make no payments to the last surviving payee's estate.

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

 ALTERNATE LIFE INCOME OPTION

     If you elect the Alternate Life Income Option, we will use the Proceeds to purchase an annuity with the payee as annuitant. The amount payable will be 102% of our current individual immediate annuity purchase rate on the date of the Insured's death, the Maturity Date, or the date the policy is surrendered, as applicable. The Proceeds can be paid at the end of 12-, 6-, 3- or 1-month intervals.

     Since the payments are based on your lifetime, which is not a predetermined period, you cannot withdraw any amount you designate to this option once payments begin. Payments will cease upon your death. We will make no payments to your estate.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

 The tax treatment of life insurance policies under the Code is complex and the tax treatment of your policy will depend on your particular circumstances. Seek competent tax advice regarding the tax treatment of the policy given your situation. The following discussion provides an overview of the Code's provisions relating to certain common life insurance policy transactions. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.

TYPES OF TAXES

     Federal Income Tax. Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.

     Federal Transfer Tax. In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of wealth made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).

     The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount (in 2005, up to $11,000 per recipient) from the value of the gift. In addition, each donor is allowed a credit against the first million dollars in lifetime gifts (calculated after taking into account the $11,000 exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse. Unlike the estate tax, the gift tax is not scheduled to be repealed.

     In general, in 2005, an estate of less than $1,500,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. The $1.5 million amount increases to $2 million in 2006, 2007, and 2008 and $3.5 million in 2009. The federal estate tax (but not the federal gift tax) is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the estate tax is scheduled to be reinstated with respect to decedents who die after December 31, 2010. If the estate tax is reinstated and Congress has not acted further, the size of estates that will not incur an estate tax will revert to $1 million. Also, an unlimited marital deduction may be available for federal estate tax purposes for certain amounts that pass to the surviving spouse.

     If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax is imposed at a flat rate equal to the maximum estate tax rate (for 2005, 47%, decreasing by 1 percentage point each year until 2007, when it will be 45%), and there is a provision for an aggregate $1 million exemption. The GSTT estate tax is scheduled to be repealed effective after 2009; however, unless Congress acts to make that repeal permanent, the GSTT tax is scheduled to be reinstated on January 1, 2011 at a rate of 55%.

     State and Local Taxes. State and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy Proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in your case, the specific nature of these taxes preclude a useful description of them in this prospectus.

BUYING THE POLICY

     Note to Non-Resident Aliens. Specific tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the Death Benefit, or other distributions and/or ownership of the policy. If you are a non-resident alien, you should confer with a competent tax professional with respect to the tax treatment of this policy.

     Federal Income Tax. Generally, the Code treats life insurance Premiums as a personal expense. This means that under the general rule you cannot deduct from your taxable income the Premiums paid to purchase the policy.

     Federal Transfer Tax. Generally, the Code treats the payment of Premiums on a life insurance policy as a gift when the Premium payment benefits someone else (such as when premium payments are paid by someone other than like the policy owner). Gifts are not generally included in the recipient's taxable income. If you (whether or not you are the Insured) transfer ownership of the policy to another person, the transfer may be subject to a federal gift tax.

INVESTMENT GAIN IN THE POLICY

     The income tax treatment of changes in the policy's Cash Value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's Cash Value is not included in your taxable income for federal income tax purposes.

     To qualify as life insurance, the policy must meet certain tests set out in
     Section 7702 of the Code. In addition to meeting the tests required under
     Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code
     Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, you will be deemed to be the owner of the underlying securities and taxed on the earnings of your policy's account.

     Representatives of the IRS have informally suggested, from time to time, that the number of underlying mutual funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying mutual funds available in a variable insurance product does not exceed 20, the number of funds alone would not cause the policy to not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of fund options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying mutual funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in the investment objectives of underlying mutual funds such that the policy would no longer qualify as life insurance under Section 7702 of the Code, we will take whatever steps are available to remain in compliance.

     We will monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance. We will also monitor the Policy's compliance with Code Section 7702. Thus, the policy should receive federal income tax treatment as life insurance.

PERIODIC WITHDRAWALS, NON-PERIODIC WITHDRAWALS AND LOANS

     The tax treatment described in this section applies to withdrawals and loans you choose to take from the policy. It also applies to Premiums we accept but then return to meet the Code's definition of life insurance.

     The income tax treatment of distributions of cash from the policy depends on whether the policy is also a "modified endowment contract" under the Code. Generally, the income tax consequences of owning a life insurance contract that is not a modified endowment contract are more advantageous than the tax consequences of owning a life insurance contract that is a modified endowment contract.

     The policies offered by this prospectus may or may not be issued as modified endowment contracts. If a contract is issued as a modified endowment contract, it will always be a modified endowment contract; a contract that is not issued as a modified endowment contract can become a modified endowment contract due to subsequent transactions with respect to the contract, such as payment of additional Premiums.

     When the Policy is Life Insurance that is a Modified Endowment Contract.
     Section 7702A of the Code defines modified endowment contracts as those life insurance policies issued or materially changed on or after June 21, 1988 on which the total Premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual Premiums. Under certain conditions, a policy may become a modified endowment contract, or may become subject to a new 7 year testing period as a result of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.

     The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts. Under these special rules, such transactions are taxable to the extent the Cash Value of the policy exceeds, at the time of distribution, the Premiums paid into the policy. In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2, disabled, or the distribution is part of a series of substantially equal periodic payments as defined in the Code.

     When the Policy is Life Insurance that is NOT a Modified Endowment Contract. If the policy is not issued as a modified endowment contract, Nationwide will monitor Premiums paid and will notify the policy owner when the policy is in jeopardy of becoming a modified endowment contract. If a policy is not a modified endowment contract, a cash distribution during the first 15 years after a policy is issued which causes a reduction in Death Benefits may still become fully or partially taxable to the policy owner pursuant to Section 7702(f)(7) of the Code. You should carefully consider this potential tax ramification and seek further information before initiating any changes in the terms of the policy.

     Distributions from life insurance contracts that are not modified endowment contracts are treated as being from the Premiums paid into the contract, and then from the income in the contract. Because Premium payments are generally nondeductible, distributions not in excess of aggregate Premium payments are generally not includible in income; instead, they reduce the owner's "cost basis" in the contract. In addition, a loan from life insurance contracts that are not modified endowment contracts are not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Contracts that are not modified endowment contracts are not subject to the 10% early distribution penalty tax.

 TERMINAL ILLNESS

     Certain distributions made under a policy on the life of a "terminally ill individual" or a "chronically ill individual," as those terms are defined in the Code, are treated as death proceeds. These distributions from the policy are subject to the death benefit rules of Section 101 of the Code.

SURRENDERING THE POLICY

     A full surrender, cancellation of the policy by Lapse, or the maturity of the policy on its Maturity Date may have adverse tax consequences. If the amount you receive plus total policy Indebtedness exceeds the Premiums paid into the policy, then the excess generally will be treated as taxable income, regardless of whether or not the policy is a modified endowment contract.

WITHHOLDING

     Distributions of income from a life insurance policy, including a life insurance policy that is a modified endowment contract, are subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. We will withhold income tax unless you advise us, in writing, of your request not to withhold. If you request that taxes not be withheld, or if the taxes withheld are insufficient, you may be liable for payment of an estimated tax.

     A distribution of income from a contract may be subject to mandatory back-up withholding. Mandatory backup withholding means we are required to withhold taxes on a distribution, at the rate established by Section 3406 of the Code, and the recipient cannot elect to receive the entire distribution at once. Mandatory backup withholding may arise if we have not been provided a taxpayer identification number, or if the IRS notifies us that back-up withholding is required.

     In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:

     o    the value each year of the life insurance protection provided;

     o    an amount equal to any employer-paid Premiums; or

     o some or all of the amount by which the current value exceeds the employer's interest in the policy; or

     o interest that is deemed to have been forgiven on a loan that we deemed to have been made by the employer.

     Participants in an employer-sponsored plan relating to this policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal adviser, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

EXCHANGING THE POLICY FOR ANOTHER LIFE INSURANCE POLICY

     Generally, you will pay taxes on amounts that you receive in excess of your Premium payments when you completely surrender the policy. If, however, you exchange the policy for another life insurance policy, modified endowment contract, or annuity contract, you will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet
     Section 1035 requirements, the Insured named in the policy must be the Insured for the new policy or contract and the new policy or contract cannot extend the Maturity Date or otherwise delay a distribution that would extend when tax would be payable. Generally, the new policy or contract will be treated as having the same issue date and tax basis as the old contract.

TAXATION OF DEATH BENEFITS

     Federal Income Tax. The Death Benefit is generally excludable from the beneficiary's gross income under Section 101 of the Code. However, if the policy is transferred to a new policy owner for valuable consideration, a portion of the Death Benefit may be includable in the beneficiary's gross income when it is paid.

     Federal Transfer Taxes. When the Insured dies, the Death Benefit will generally be included in the Insured's federal gross estate if: (1) the Proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the policy at death or at any time within 3 years of death. An incident of ownership, in general, is any right that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.

     If the beneficiary is two or more generations younger than the Insured, the Death Benefit may be subject to the GSTT. Pursuant to regulations issued by the U.S. Secretary of the Treasury, we may be required to withhold a portion of the Proceeds and pay them directly to the IRS as the GSTT liability.

     If the policy owner is not the Insured or a beneficiary, payment of the Death Benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.

SPECIAL CONSIDERATIONS FOR CORPORATIONS

     Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.

     For purposes of the alternative minimum tax ("AMT") that may be imposed on corporations, the death benefit from a life insurance policy, even though excluded from gross income for normal tax purposes, is included in "adjusted current earnings" for AMT purposes. In addition, although increases to the cash surrender value of a life insurance policy are generally excluded from gross income for normal income tax purposes, such increases are included in adjusted current earnings for income tax purposes.

     Due to the complexity of these rules, and because they are affected by your facts and circumstances, you should consult with legal and tax counsel and other competent advisers regarding these matters.

     Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax professionals familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.

TAXES AND THE VALUE OF YOUR POLICY

     For federal income tax purposes, the separate account is not a separate entity from Nationwide Life and Annuity Insurance Company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.

     At present, we do not expect to incur any federal income tax liability that would be chargeable to the Accumulation Units. Based upon these expectations, no charge is being made against your Accumulation Units for federal income taxes. If, however, we determine that taxes may be incurred, we reserve the right to assess a charge for these taxes.

     We may also incur state and local taxes (in addition to those described in the discussion of the Premium Taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of your Accumulation Units.

TAX CHANGES

     The foregoing discussion, which is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice.

     The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.

     If you, the Insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the policy, payment of the Death Benefit, or other distributions and/or ownership of the policy, or a treaty may be amended and all or part of the favorable treatment may be eliminated.

     Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. We make no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.

     In 2001, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) was enacted into law. EGTRRA contained numerous changes to the federal income, gift, estate and generation skipping transfer taxes, many of which are not scheduled to become effective until a future date. Among other matters, EGTRRA provides for the repeal of the federal estate and generation-skipping transfer taxes after 2009; however, unless Congress and the President enact additional legislation, EGTRRA also provides that all of those changes will "sunset" after 2010, and the estate and generation skipping transfer taxes will be reinstated as if EGTRRA had never been enacted.

     The foregoing is a general explanation as to certain tax matters pertaining to insurance policies. It is not intended to be legal or tax advice. You should consult your independent legal, tax and/or financial adviser.

--------------------------------------------------------------------------------
                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------

We are a stock life insurance company organized under Ohio law. We were established in 1981 and our Home Office is One Nationwide Plaza, Columbus, Ohio 43215. We provide long-term savings products by issuing life insurance, annuities and other retirement products.

--------------------------------------------------------------------------------
                        NATIONWIDE VL SEPARATE ACCOUNT-G
--------------------------------------------------------------------------------

ORGANIZATION, REGISTRATION AND OPERATION

     Nationwide VL Separate Account-G is a separate account established under Ohio law. We own the assets in this account and we are obligated to pay all benefits under the policies. We may use the separate account to support other variable life insurance policies that we issue. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of the federal securities laws. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.

     The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. We buy and sell the mutual shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.

     Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of our other assets. The separate account's assets are held separately from our other assets and are not part of our general account. We may not use the separate account's assets to pay any of our liabilities other than those arising from the policies. If the separate account's assets exceed the required reserves and its other liabilities, we may transfer the excess to our general account. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.

     If investment in a mutual fund is no longer possible, in our judgment becomes inappropriate for the purposes of the policy, or for any other reason in our sole discretion, we may substitute another mutual fund, subject to federal rules and regulations. The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. We may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in our sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.

     We reserve the right to make other structural and operational changes affecting this separate account.

     WE DO NOT GUARANTEE ANY MONEY YOU PLACE IN THIS SEPARATE ACCOUNT. THE VALUE OF EACH SUB-ACCOUNT WILL INCREASE OR DECREASE, DEPENDING ON THE INVESTMENT EXPERIENCE OF THE CORRESPONDING MUTUAL FUND. YOU COULD LOSE SOME OR ALL OF YOUR MONEY.

ADDITION, DELETION OR SUBSTITUTION OF MUTUAL FUNDS

     Where permitted by applicable law, we reserve the right to:

     o remove, combine, or add Sub-Accounts and make new Sub-Accounts available;

     o substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;

     o transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;

     o combine the separate account with other separate accounts, and/or create new separate accounts;

     o deregister the separate account under the 1940 Act, or operate the separate account as a management investment company under the 1940 Act or as any other form permitted by law; and

     o modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.

A NOTE ON CHARGES

     During a policy's early years, the expenses we incur in distributing and establishing the policy exceed the deductions we take. Nevertheless, we expect to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, we have designed the policy with features and investment options that we believe support and encourage long-term ownership.

     We make many assumptions and account for many economic and financial factors when we establish the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.

     Distribution, Promotional, and Sales Expenses. Distribution, promotional and sales expenses include amounts we pay to broker-dealer firms as commissions, expense allowances and marketing allowances. We refer to these expenses collectively as "total compensation." The maximum total compensation we pay to any broker-dealer firm in conjunction with policy sales is 99% of first year target premiums and 3% of renewal premium after the first year.

     We have the ability to customize the total compensation package of our broker-dealer firms. We may vary the form of compensation paid or the amounts paid as commission, expense allowance or marketing allowance; however, the total compensation will not exceed the maximum (99% of first year target premiums and 3% of renewal premium after the first year). Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.25% of the non-loaned cash value per year.

     The actual amount and/or forms of total compensation we pay depends on factors such as the level of premiums we receive from respective broker-dealer firms and the scope of services they provide. Some broker-dealer firms may not receive maximum total compensation.

     Individual registered representatives typically receive a portion of the commissions/total compensation we pay, depending on their arrangement with their broker-dealer firm. If you would like to know the exact compensation arrangement associated with this product, you should consult your registered representative.

     Revenue from Mutual Funds. The underlying mutual funds understand and acknowledge that we provide substantial value to them by performing the following functions and incurring the following costs:

     o The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. Since the separate account purchases mutual fund shares on behalf of all policy owners, it serves as a single shareholder of the mutual fund. By processing aggregated policy owner transactions, we relieve the mutual fund of the expenses of processing individual policy owner transactions.

     o We incur the costs associated with selling the policy, which benefits the mutual funds by allowing policy owners to purchase interests in their mutual funds via the Sub-Accounts.

     o We incur the costs associated with Sub-Account accounting, recordkeeping, and administration.

     Accordingly, the underlying mutual funds pay us (or our affiliates) a fee for some of the distribution and operational services we provide and the related costs we incur. These payments may be made pursuant to a fund's 12b-1 plan, in which case they are deducted from mutual fund assets, or they may be made pursuant to service/administration agreements between the mutual fund and us (or our affiliates), in which case no deduction is made from mutual fund assets.

     In establishing the policy charges, we considered the amount of the payments that we expect to receive from the underlying mutual funds. Without these payments, the charges likely would be higher. We only include funds in the policy that make these types of payments.

VOTING RIGHTS

     Although the separate account owns the mutual fund shares, you are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, we will vote the separate account's shares only as you instruct.

     When a shareholder vote occurs, you will have the right to instruct us how to vote. The weight of your vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value you have allocated to that mutual fund's Sub-Account (as of a date set by the portfolio). We will vote shares for which no instructions are received in the same proportion as those that are received.

--------------------------------------------------------------------------------
                                LEGAL PROCEEDINGS
--------------------------------------------------------------------------------

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

     Nationwide and its parent company, Nationwide Life Insurance Company ("NLIC"), are parties to litigation and arbitration proceedings in the ordinary course of their business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and Nationwide does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. Nationwide does not believe, based on information currently known by Nationwide's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on Nationwide's financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on Nationwide's financial results in a particular quarterly or annual period.

     In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

     The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the NASD and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. Nationwide has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by Nationwide. Nationwide is cooperating with this investigation and is responding to information requests.

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. Nationwide has been contacted by regulatory agencies and state attorneys general for information relating to these investigations into compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. Nationwide is cooperating with regulators in connection with these inquiries. Nationwide Mutual Insurance Company ("NMIC"), Nationwide's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including Nationwide. Nationwide will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

     These proceedings are expected to continue in the future, and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings could also affect the outcome of one or more of Nationwide's litigation matters.

     On January 21, 2004, Nationwide was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that Nationwide and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and
     (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. Nationwide filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. Nationwide intends to defend this lawsuit vigorously.

     On October 31, 2003, Nationwide was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by Nationwide or NLIC which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. NLIC intends to defend this lawsuit vigorously.

     The following cases relate specifically to NLIC (Nationwide's parent):

     On April 13, 2004, NLIC was named in a class action lawsuit filed in Circuit Court, Third Judicial Circuit, Madison County, Illinois, entitled Woodbury v. Nationwide Life Insurance Company. The plaintiff purports to represent a class of persons in the United States who, through their ownership of a NLIC annuity or insurance product, held units of any NLIC sub-account invested in mutual funds which included foreign securities in their portfolios and which allegedly experienced market timing trading activity. The complaint contains allegations of negligence, reckless indifference and breach of fiduciary duty. The plaintiff seeks to recover compensatory and punitive damages in an amount not to exceed $75,000 per plaintiff or class member. NLIC removed this case to the United States District Court for the Southern District of Illinois on June 1, 2004. The plaintiffs moved to remand on June 28, 2004. On July 12, 2004, NLIC filed a memorandum opposing remand and requesting a stay pending the resolution of an unrelated case covering similar issues, which is an appeal from a decision of the same District Court remanding a removed market timing case to an Illinois state court. On July 30, 2004, the U.S. District Court granted NLIC's request for a stay pending a decision by the Seventh Circuit on the unrelated case mentioned above. On December 27, 2004, the case was transferred to the United States District Court for the District of Maryland and included in the multi-district proceeding there entitled In Re Mutual Funds Investment Litigation. This lawsuit is in a preliminary stage, and NLIC intends to defend it vigorously.

     On May 1, 2003, NLIC was named in a class action lawsuit filed in the United States District Court for the Eastern District of Louisiana entitled Edward Miller, Individually, and on behalf of all others similarly situated, v. Nationwide Life Insurance Company. The complaint alleges that in 2001, plaintiff Edward Miller purchased three group modified single premium variable annuities issued by NLIC. The plaintiff alleges that NLIC represented in its prospectus and promised in its annuity contracts that contract holders could transfer assets without charge among the various funds available through the contracts, that the transfer rights of contract holders could not be modified and that NLIC's expense charges under the contracts were fixed. The plaintiff claims that NLIC has breached the contracts and violated federal securities laws by imposing trading fees on transfers that were supposed to have been without charge. The plaintiff seeks compensatory damages and rescission on behalf of himself and a class of persons who purchased this type of annuity or similar contracts issued by NLIC between May 1, 2001 and April 30, 2002 inclusive and were allegedly damaged by paying transfer fees. NLIC's motion to dismiss the complaint was granted by the District Court on October 28, 2003. The plaintiff appealed that dismissal to the United States Court of Appeals for the Fifth Circuit. On November 22, 2004, the Fifth Circuit Court of Appeals affirmed the judgment of the District Court dismissing the complaint. NLIC intends to defend this lawsuit vigorously.

     On August 15, 2001, NLIC was named in a lawsuit filed in the United States District Court for the District of Connecticut entitled Lou Haddock, as trustee of the Flyte Tool & Die, Incorporated Deferred Compensation Plan, et al v. Nationwide Financial Services, Inc. and Nationwide Life Insurance Company. The plaintiffs first amended their complaint on September 5, 2001 to include class action allegations and have subsequently amended their complaint three times. As amended, in the current complaint the plaintiffs seek to represent a class of ERISA qualified retirement plans that purchased variable annuities from NLIC. The plaintiffs allege that they invested ERISA plan assets in their variable annuity contracts and that NLIC breached ERISA fiduciary duties by allegedly accepting service payments from certain mutual funds. The complaint seeks disgorgement of some or all of the payments allegedly received by NLIC, other unspecified relief for restitution, declaratory and injunctive relief, and attorneys' fees. On December 13, 2001, the plaintiffs filed a motion for class certification. The plaintiffs filed a supplement to that motion on September 19, 2003. NLIC opposed that motion on December 24, 2003. On July 6, 2004, NLIC filed a Revised Memorandum in Support of Summary Judgment. The plaintiffs have opposed that motion. NLIC intends to defend this lawsuit vigorously.

NATIONWIDE INVESTMENT SERVICES CORPORATION

     The general distributor, Nationwide Investment Services Corporation, is not engaged in litigation of a material nature.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

The Statement of Additional Information ("SAI") contains financial statements of Nationwide Life and Annuity Insurance Company. You may obtain a copy of the SAI FREE OF CHARGE by contacting us at the address or telephone number on the first page of this prospectus. Please consider the financial statements of the company only as bearing on our ability to meet the obligations under the policy. You should not consider the financial statements of the company as affecting the investment performance of the assets of the separate account.

--------------------------------------------------------------------------------
                             APPENDIX A: DEFINITIONS
--------------------------------------------------------------------------------

  ACCUMULATION UNIT - The measure of your investment in, or share of, a
   Sub-Account after we deduct for transaction fees and periodic charges. Initially, we set the Accumulation Unit value at $10 for each Sub-Account.
--------------------------------------------------------------------------------

  ATTAINED AGE - The Insured's age upon the issue of full insurance coverage plus the number of full years since the Policy Date.
--------------------------------------------------------------------------------

  CASH SURRENDER VALUE - The Cash Value, subject to Indebtedness and the surrender charge.
--------------------------------------------------------------------------------

  CASH VALUE - The total of the Sub-Accounts you have chosen, which will vary with Investment Experience, and the policy loan and fixed accounts, to which interest will be credited daily. We will deduct partial surrenders and the policy's periodic charges from the Cash Value.
--------------------------------------------------------------------------------

  CODE - The Internal Revenue Code of 1986, as amended.
--------------------------------------------------------------------------------

  DEATH BENEFIT - The amount we pay to the beneficiary upon the Insured's death, before payment of any unpaid outstanding loan balances or charges.
--------------------------------------------------------------------------------

  GRACE PERIOD - A 61-day period after which the Policy will Lapse if you do not make a sufficient payment.
--------------------------------------------------------------------------------

  HOME OFFICE - Our Home Offices are located at One Nationwide Plaza, Columbus,
   Ohio 43215.
--------------------------------------------------------------------------------

  IN FORCE - The insurance coverage is in effect.
--------------------------------------------------------------------------------

  INDEBTEDNESS - The total amount of all outstanding policy loans, including principal and interest due.
--------------------------------------------------------------------------------

  INSURED - The person whose life we insure under the policy, and whose death triggers the Death Benefit.
--------------------------------------------------------------------------------

  INVESTMENT EXPERIENCE - The market performance of a mutual fund/Sub-Account.
--------------------------------------------------------------------------------

  LAPSE - The policy terminates without value.
--------------------------------------------------------------------------------
  MATURITY DATE - The policy anniversary on or next following the Insured's
   100th birthday.
--------------------------------------------------------------------------------

  MINIMUM REQUIRED DEATH BENEFIT - The amount of Proceeds that must be payable to you upon death of the Insured so that the policy qualifies as life insurance under the Code.
--------------------------------------------------------------------------------

  NET AMOUNT AT RISK - The policy's base Death Benefit minus the policy's Cash
   Value.
--------------------------------------------------------------------------------

  NET ASSET VALUE (NAV) - The price each share of a mutual fund in which a
   Sub-Account invests. It is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. We use NAV to calculate the value of Accumulation Units. NAV does not reflect deductions we make for charges we take from Sub-Accounts. Accumulation Unit values do reflect these deductions.
--------------------------------------------------------------------------------

  NET PREMIUM - Premium after transaction charges, but before any allocation to an investment option.
--------------------------------------------------------------------------------

  POLICY CONTINUATION PREMIUM AMOUNT - The amount of Premium, on a monthly basis from the Policy Date, stated on the Policy Data Page, that you must pay, in the aggregate, to keep the policy In Force under the Guaranteed policy continuation provision; however, this amount does not account for any increases in the Specified Amount, policy loans or partial surrenders, so you should anticipate paying more if you intend to request an increase in Specified Amount; take a policy loan; or request a partial surrender.
--------------------------------------------------------------------------------

  POLICY DATA PAGE(S) - The Policy Data Page contains more detailed information about the policy, some of which is unique and particular to the owner, the beneficiary and the Insured.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  POLICY DATE - The date the policy takes effect as shown on the Policy Data
   Page. Policy years and months are measured from this date.
--------------------------------------------------------------------------------

  POLICY PROCEEDS OR PROCEEDS - Policy Proceeds may constitute the Death
   Benefit, or the amount payable if the policy matures or you choose to surrender the policy adjusted to account for any unpaid charges or policy loans and Rider benefits.
--------------------------------------------------------------------------------

  PREMIUM - The amount of money you pay to begin and continue the policy.
--------------------------------------------------------------------------------

  PREMIUM LOAD - The aggregate of the sales load and premium tax charges.
--------------------------------------------------------------------------------

  RIDER - An optional benefit you may purchase under the policy.
--------------------------------------------------------------------------------

  SEC - The Securities and Exchange Commission.
--------------------------------------------------------------------------------

  SPECIFIED AMOUNT - The dollar or face amount of insurance coverage the owner selects.
--------------------------------------------------------------------------------

  SUB-ACCOUNTS - The mechanism we use to account for your allocations of Net
   Premium and cash value among the policy's variable investment options.
--------------------------------------------------------------------------------

  US, WE, OUR or the COMPANY - Nationwide Life and Annuity Insurance Company.
--------------------------------------------------------------------------------

  VALUATION PERIOD - The period during which we determine the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of normal trading on the New York Stock Exchange.
--------------------------------------------------------------------------------

  YOU, YOUR or the POLICY OWNER OR OWNER - The person named as the owner in the application, or the person assigned ownership rights.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                       APPENDIX B: SUB-ACCOUNT INFORMATION
--------------------------------------------------------------------------------

The Sub-Accounts listed below invest in corresponding mutual funds that are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.

Please refer to the prospectus for each underlying mutual fund for more detailed information.

AIM VARIABLE INSURANCE FUNDS - AIM V.I. BASIC VALUE FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL APPRECIATION FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

AIM VARIABLE INSURANCE FUNDS - AIM V.I. CAPITAL DEVELOPMENT FUND: SERIES I SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              AIM Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP MID CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP ULTRA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC. - AMERICAN CENTURY VP VISTA FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

AMERICAN CENTURY VARIABLE PORTFOLIOS II, INC. - AMERICAN CENTURY VP INFLATION PROTECTION FUND: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              American Century Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return using a strategy that seeks to protect against U.S.
                                                 inflation.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS INVESTMENT PORTFOLIOS - SMALL CAP STOCK INDEX PORTFOLIO: SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match performance of the S&P SmallCap 600 Index(R).
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS STOCK INDEX FUND, INC.: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To match total return of S&P 500 Composite Stock Price Index.
------------------------------------------------ -----------------------------------------------------------------------------------

DREYFUS VARIABLE INVESTMENT FUND - APPRECIATION PORTFOLIO: INITIAL SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

FEDERATED INSURANCE SERIES - FEDERATED QUALITY BOND FUND II: PRIMARY SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP EQUITY-INCOME PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP GROWTH PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND - VIP OVERSEAS PORTFOLIO: SERVICE CLASS R
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP CONTRAFUND(R) PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II - VIP INVESTMENT GRADE BOND PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP MID CAP PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND III - VIP VALUE STRATEGIES PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2010 PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2020 PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - FIDELITY VIP FREEDOM FUND 2030 PORTFOLIO: SERVICE CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
------------------------------------------------ -----------------------------------------------------------------------------------
The assets of each Fidelity VIP Freedom Fund are invested in a combination of other Fidelity VIP funds: domestic and international equity funds, investment-grade and high yield fixed-income funds, and money market/short-term funds (underlying Fidelity funds). Each Fidelity VIP Freedom Fund, as a shareholder in an underlying Fidelity fund, will indirectly bear its pro rata share of the fees and expenses incurred by the underlying Fidelity fund. Please refer to the prospectus for the Fidelity VIP Freedom Funds for more information.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND IV - VIP NATURAL RESOURCES PORTFOLIO: SERVICE CLASS 2
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Fidelity Management & Research Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN RISING DIVIDENDS SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - FRANKLIN SMALL CAP VALUE SECURITIES FUND: CLASS 1
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisory Services, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term total return.
------------------------------------------------ -----------------------------------------------------------------------------------

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON DEVELOPING MARKETS SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Asset Management, Ltd.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON FOREIGN SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Templeton Investment Counsel, LLC
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - TEMPLETON GLOBAL INCOME SECURITIES FUND: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Franklin Advisors, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income, with preservation of capital
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT INTERNATIONAL VALUE FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - DREYFUS GVIT MID CAP INDEX FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - FEDERATED GVIT HIGH INCOME BOND FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Federated Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High current income.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT EMERGING MARKETS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Global Asset Management Trust, an indirect subsidiary of Nationwide
                                                 Financial Services, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Gartmore Global Partners, an indirect subsidiary of Nationwide Mutual Insurance
                                                 Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth by investing primarily in equity securities of companies located in emerging market countries..
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL HEALTH SCIENCES FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GLOBAL TECHNOLOGY AND COMMUNICATIONS FUND: CLASS III
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT GOVERNMENT BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            To provide as high level of income as is consistent with the preservation of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT INVESTOR DESTINATIONS FUNDS: CLASS II
--------------------------- --------------------------------------------------------------------------------------------------------
Investment Adviser:         Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services, Inc.
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS CONSERVATIVE                                       secondarily, long term growth of capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return by seeking income and,
DESTINATIONS MODERATELY                                         secondarily, long term growth of capital.
CONSERVATIVE FUND: CLASS
II
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATE                                           capital and income.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS MODERATELY                                         capital, but also income.
AGGRESSIVE FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
GARTMORE GVIT INVESTOR      Investment Objective:               To maximize total investment return primarily by seeking growth of
DESTINATIONS AGGRESSIVE                                         capital.
FUND: CLASS II
--------------------------- ----------------------------------- --------------------------------------------------------------------
The Gartmore GVIT Investor Destinations Funds are designed to provide diversification and asset allocation across several types of investments and asset classes, primarily by investing in underlying funds. Therefore, in addition to the expenses of the Gartmore GVIT Investor Destinations Funds, policy owners who select these Sub-Accounts will indirectly pay a proportionate share of the applicable fees and expenses of the underlying funds. Please refer to the prospectus for the Gartmore GVIT Investor Destinations Funds for more information.

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MID CAP GROWTH FUND - CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT MONEY MARKET FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income as is consistent with the preservation of capital and maintenance of liquidity.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GARTMORE GVIT NATIONWIDE(R) FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Total return through a flexible combination of capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP GROWTH FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    Oberweis Asset Management, Inc.; Waddell & Reed Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL CAP VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     The Dreyfus Corporation; J.P. Morgan Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - GVIT SMALL COMPANY FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-advisers:                                    American Century Investment Management Inc.; The Dreyfus Corporation; Gartmore
                                                 Global Partners, an indirect subsidiary of Nationwide Mutual Insurance Company;
                                                 Morgan Stanley Investment Management Inc.; Neuberger Berman, LLC; Waddell & Reed
                                                 Investment Management Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT COMSTOCK VALUE FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Van Kampen Asset Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Seeks capital growth and income through investments in equity securities, including common stocks and securities convertibles into common stocks.
------------------------------------------------ -----------------------------------------------------------------------------------

GARTMORE VARIABLE INSURANCE TRUST - VAN KAMPEN GVIT MULTI SECTOR BOND FUND: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Gartmore Mutual Fund Capital Trust, an affiliate of Nationwide Financial Services,
                                                 Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Sub-adviser:                                     Morgan Stanley Investment Management Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average total return over a market cycle of three to five years.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS INVESTORS GROWTH STOCK SERIES: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth and future income.
------------------------------------------------ -----------------------------------------------------------------------------------

MFS(R) VARIABLE INSURANCE TRUST - MFS VALUE SERIES: INITIAL CLASS
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Massachusetts Financial Services Company
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and reasonable income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT FASCIANO PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT INTERNATIONAL PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term growth of capital by investing primarily in common stocks of foreign companies.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT LIMITED MATURITY BOND PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Highest available current income.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT REGENCY PORTFOLIO: CLASS S
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Growth of capital.
------------------------------------------------ -----------------------------------------------------------------------------------

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST - AMT SOCIALLY RESPONSIVE PORTFOLIO
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Neuberger Berman Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER CAPITAL APPRECIATION FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation and current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER GLOBAL SECURITIES FUND/VA: CLASS 3
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------
This underlying mutual fund assesses a short-term trading fee (please see
"Short-Term Trading Fees" earlier in this prospectus).

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER HIGH INCOME FUND/VA: NON SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of current income.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High total return.
------------------------------------------------ -----------------------------------------------------------------------------------

OPPENHEIMER VARIABLE ACCOUNT FUNDS - OPPENHEIMER MAIN STREET(R) SMALL CAP FUND/VA: NON-SERVICE SHARES
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              OppenheimerFunds, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE BLUE CHIP GROWTH PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Long-term capital growth.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE EQUITY INCOME PORTFOLIO: CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Substantial dividend income as well as long-term growth of capital through investments in the common stocks of established companies.
------------------------------------------------ -----------------------------------------------------------------------------------

T. ROWE PRICE EQUITY SERIES, INC. - T. ROWE PRICE LIMITED TERM BOND PORTFOLIO:
CLASS II
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              T. Rowe Price Investment Services
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            High level of income.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - CORE PLUS FIXED INCOME PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above-average total return.
------------------------------------------------ -----------------------------------------------------------------------------------

THE UNIVERSAL INSTITUTIONAL FUNDS, INC. - U.S. REAL ESTATE PORTFOLIO: CLASS I
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Adviser:                              Morgan Stanley Investment Management, Inc.
------------------------------------------------ -----------------------------------------------------------------------------------
Investment Objective:                            Above average current income and long-term capital appreciation.
------------------------------------------------ -----------------------------------------------------------------------------------

OUTSIDE BACK COVER PAGE

To learn more about this policy, you should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, net cash surrender values, and cash values, and to request other information about this policy please call our Service Center at 1-800-547-7548 (TDD: 1-800-238-3035) or write to us at our Service Center at Nationwide Life and Annuity Insurance Company, One Nationwide Plaza, RR1-04-D4, Columbus, OH 43215-2220.

The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about us and the policy. Information about us and the policy (including the SAI) may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., or may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the SEC, 450 Fifth Street, NW, Washington, D.C. 20549-0102. Additional information on the operation of the Public Reference Room may be obtained by calling the SEC at (202) 942-8090.

Investment Company Act of 1940 Registration File No. 811-21697.

                        NATIONWIDE VL SEPARATE ACCOUNT-G
                                  (REGISTRANT)

          NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY ("NATIONWIDE")
                                   (DEPOSITOR)

                         One Nationwide Plaza, RR1-04-D4
                             Columbus, OH 43215-2220
                                 1-800-547-7548
                               TDD: 1-800-238-3035

                       STATEMENT OF ADDITIONAL INFORMATION

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES


This Statement of Additional Information ("SAI") contains additional information regarding the individual flexible premium variable universal life insurance policy offered by Nationwide Life and Annuity Insurance Company. This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2005 and the prospectuses for the mutual funds. You may obtain a copy of these prospectuses by writing or calling us at our address or phone number shown above.

The date of this Statement of Additional Information is May 1, 2005.


--------------------------------------------------------------------------------
                                TABLE OF CONTENTS
--------------------------------------------------------------------------------
NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

NATIONWIDE VL SEPARATE ACCOUNT-G

NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)

SERVICES

UNDERWRITING PROCEDURE

MAXIMUM SURRENDER CHARGE CALCULATION

ILLUSTRATIONS

ADVERTISING

TAX DEFINITION OF LIFE INSURANCE

FINANCIAL STATEMENTS

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY

We are a stock life insurance company organized under the laws of the State of Ohio in 1981 with our Home Office at One Nationwide Plaza, Columbus, Ohio 43215. We provide life insurance, annuities and retirement products. We are admitted to do business in all states, the District of Columbia and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of our common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of the common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $157 billion as of December 31, 2004.

NATIONWIDE VL SEPARATE ACCOUNT-G

Nationwide VL Separate Account-G is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. We established the separate account on August 3, 2004 pursuant to Ohio law. Although the separate account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940 the SEC does not supervise our management or the management of the variable account. We serve as the custodian of the assets of the variable account.

NATIONWIDE INVESTMENT SERVICES CORPORATION (NISC)

The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide Life Insurance Company. For contract issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation.

The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the National Association of Securities Dealers, Inc. ("NASD").

Gross first year commissions plus any expense allowance payments paid by Nationwide on the sale of these policies provided by NISC will not exceed 99% of the target premium plus 4% of any excess premium payments. We pay gross renewal commissions in years 2 through 10 on the sale of the policies provided by NISC that will not exceed 4% of actual premium payment, and that will not exceed 2% in policy years 11 and thereafter.

We have paid no underwriting commissions to NISC for each of this separate account's last three fiscal years.

SERVICES

We have responsibility for administration of the policies and the variable account. We also maintain the records of the name, address, taxpayer identification number, and other pertinent information for each policy owner and the number and type of policy issued to each policy owner and records with respect to the policy value of each policy.

We are the custodian of the assets of the variable account. We will maintain a record of all purchases and redemption of shares of the mutual funds. We or our affiliates may have entered into agreements with either the investment adviser or distributor for the mutual funds. The agreements relate to administrative services we or our affiliate furnish. Some of the services provided include distribution of underlying fund prospectuses, semi-annual and annual fund reports, proxy materials and fund communications, as well as maintaining the websites and voice response systems necessary for contract owners to execute trades in the funds. We also act as a limited agent for the fund for purposes of accepting the trades. For these services the funds agree to pay us an annual fee based on the average aggregate net assets of the variable account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular fund.

We take these anticipated fee payments into consideration when determining the expenses necessary to support the policies. Without these payments, policy charges would be higher. Only those funds that agree to pay us a fee will be offered in the policy. Generally, we expect to receive somewhere between 0.10% to 0.45% (an annualized rate of the daily net assets of the variable account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less revenue than other fund types) and the actual services rendered to the fund company.

The financial statements of Nationwide Life and Annuity Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG, LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The report of KPMG LLP covering the December 31, 2004 financial statements of Nationwide Life and Annuity Insurance Company contains an explanatory paragraph that states that Nationwide Life and Annuity Insurance Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts in 2004. KPMG, LLP is located at 191 West Nationwide Blvd., Columbus, Ohio 43215.

UNDERWRITING PROCEDURE

We underwrite the policies issued through Nationwide VL Separate Account-G. The policy's cost of insurance depends upon the Insured's sex, issue age, underwriting class, any substandard rating, and the duration of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy. Guaranteed cost of insurance rates for policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners' Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for policies issued on Specified Amounts of $100,000 or more are based on the 1980 Commissioners' Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for policies issued on a substandard basis are based on appropriate percentage multiples of the standard guaranteed cost of insurance rate on a standard basis. That is, standard guaranteed cost of insurance rates for substandard risks are guaranteed cost of insurance rates for standard risks times a percentage greater than 100%. These mortality tables are sex-distinct. In addition, separate mortality tables will be used for tobacco and non-tobacco. We may deduct a "flat extra," which is an additional constant charge per $1,000 of Specified Amount, for certain activities or medical conditions of the Insured. We apply the same flat extra to all Insureds that engage in the same activity or have the same medical condition irrespective of their sex, issue age, underwriting class, or substandard rating, if any.

Mortality tables are unisex for policies issued in the State of Montana and group or sponsored arrangements (including our employees and their family members).

The rate class of an insured may affect the cost of insurance rate. We currently place insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical policy, an insured in the standard rate class will have a lower cost of insurance than an insured in a rate class with higher mortality risks. Any change in the cost of insurance rates will apply to all insureds of the same age, gender, risk class and whose policies have been in effect for the same length of time. The cost of insurance rates, policy charges, and payment options for policies issued in some states or in connection with certain employee benefit arrangements may be issued on a gender-neutral (unisex) basis. The unisex rates will be higher than those applicable to females and lower than those applicable to males. If the rating class for any increase in the Specified Amount of insurance coverage is not the same as the rating class at issue, the cost of insurance rate used after such increase will be a composite rate based upon a weighted average of the rates of the different rating classes. The actual charges made during the policy year will be shown in the annual report delivered to policy owners.

MAXIMUM SURRENDER CHARGE CALCULATION

The maximum surrender charge under the policy is based on the following calculation.

MAXIMUM SURRENDER CHARGE (p) multiplied by the lesser of (b) or (c),where:

     (p)= is the surrender charge percentage in the range 28% - 60% which varies by age, sex, and risk classification

     (a)= the Specified Amount multiplied by the rate indicated on the chart "Surrender Target Factor" below divided by 1,000; and

     (b)= Premiums paid by the policy owner during the first policy year

     Plus (c) multiplied by (d) where:

     (c)= the Specified Amount divided by 1,000; and

     (d)= the applicable rate from the "Administrative Target Factor" chart below.

     The Surrender Target Factor allows the company to account for the probability that our costs incurred in the sales process will not be recouped. The Administrative Target Factor allows the company to account for the probability (at various ages) that death will occur and no Surrender Charge will be recouped.

                             SURRENDER TARGET FACTOR

-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     AGE          MALE       FEMALE             AGE           MALE          FEMALE             AGE         MALE        FEMALE
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
      0           4.40        3.54              31            11.95          9.88              61          61.89       45.00
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
      1           4.44        3.57              32            12.40          10.29             62          65.19       47.18
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
      2           4.60        3.70              33            12.86          10.71             63          68.49       49.37
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
      3           4.78        3.84              34            13.31          11.12             64          71.79       51.55
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
      4           4.96        3.99              35            13.77          11.53             65          75.09       53.73
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
      5           5.16        4.15              36            14.88          12.13             66          79.58       57.12
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
      6           5.38        4.32              37            15.99          12.73             67          84.06       60.50
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
      7           5.61        4.51              38            17.10          13.33             68          88.55       63.88
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
      8           5.85        4.70              39            18.22          13.92             69          93.03       67.27
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
      9           6.12        4.92              40            19.33          14.52             70          97.52       70.65
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     10           6.40        5.14              41            20.44          15.12             71         102.00       74.03
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     11           6.69        5.38              42            21.55          15.72             72         106.49       77.42
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     12           7.00        5.63              43            22.67          16.32             73         110.98       80.80
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     13           7.31        5.88              44            23.78          16.92             74         115.46       84.18
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     14           7.65        6.15              45            24.89          17.52             75         119.95       87.57
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     15           7.97        6.41              46            26.61          18.96             76         128.65       94.03
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     16           8.29        6.66              47            28.33          20.40             77         137.60       101.03
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     17           8.60        6.91              48            30.05          21.83             78         144.91       108.63
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     18           7.16        5.76              49            31.77          23.27             79         154.65       110.16
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     19           7.42        5.97              50            33.49          24.71             80         166.83       118.06
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     20           7.67        6.17              51            35.22          26.15             81         166.83       118.06
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     21           7.93        6.38              52            36.94          27.58             82         166.83       118.06
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     22           8.25        6.63              53            38.66          29.02             83         166.83       118.06
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     23           8.53        6.86              54            40.38          30.46             84         166.83       118.06
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     24           8.89        7.15              55            42.10          31.90             85         166.83       118.06
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     25           9.23        7.42              56            45.40          34.08
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     26           9.68        7.83              57            48.70          36.26
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     27          10.14        8.24              58            52.00          38.45
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     28          10.59        8.65              59            55.29          40.63
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     29          11.04        9.06              60            58.59          42.82
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------
     30          11.50        9.47
-------------- ----------- ------------ -- -------------- -------------- -------------- -- ------------ ------------ -----------

                          ADMINISTRATIVE TARGET FACTOR

The Administrative Target Factor depends on the Specified Amount of your policy, as follows:

Band 1 = policies with Specified Amounts of less than $100,000

Band 2 = policies with Specified Amounts equal to or greater than $100,000 but less than $250,000

Band 3 = policies with Specified Amounts equal to or greater than $250,000 but less than $500,000

Band 4 = policies with Specified Amounts equal to or greater than $500,000 but less than $1,000,000

Band 5 = policies with Specified Amounts equal to or greater than $1,000,000

------------------------------------------------------------- --- ------------------------------------------------------------
 ISSUE AGE   BAND 1    BAND 2    BAND 3    BAND 4    BAND 5       ISSUE AGE  BAND 1    BAND 2    BAND 3    BAND 4    BAND 5
------------------------------------------------------------- --- ------------------------------------------------------------
     0        7.95      7.90      5.30      5.30      5.30           43       10.94     9.66      6.34      6.34      6.34
------------------------------------------------------------- --- ------------------------------------------------------------
     1        7.95      7.90      5.30      5.30      5.30           44       10.97     9.68      6.42      6.42      6.42
------------------------------------------------------------- --- ------------------------------------------------------------
     2        7.95      7.90      5.30      5.30      5.30           45       11.00     9.70      6.50      6.50      6.50
------------------------------------------------------------- --- ------------------------------------------------------------
     3        7.95      7.90      5.30      5.30      5.30           46       11.04     9.73      6.52      6.52      6.52
------------------------------------------------------------- --- ------------------------------------------------------------
     4        7.95      7.90      5.30      5.30      5.30           47       11.08     9.76      6.54      6.54      6.54
------------------------------------------------------------- --- ------------------------------------------------------------
     5        7.95      7.90      5.30      5.30      5.30           48       11.12     9.79      6.56      6.56      6.56
------------------------------------------------------------- --- ------------------------------------------------------------
     6        7.95      7.90      5.30      5.30      5.30           49       11.16     9.82      6.58      6.58      6.58
------------------------------------------------------------- --- ------------------------------------------------------------
     7        7.95      7.90      5.30      5.30      5.30           50       11.20     9.85      6.60      6.60      6.60
------------------------------------------------------------- --- ------------------------------------------------------------
     8        7.95      7.90      5.30      5.30      5.30           51       11.24     9.88      6.62      6.62      6.62
------------------------------------------------------------- --- ------------------------------------------------------------
     9        7.95      7.90      5.30      5.30      5.30           52       11.28     9.91      6.64      6.64      6.64
------------------------------------------------------------- --- ------------------------------------------------------------
    10        7.95      7.90      5.30      5.30      5.30           53       11.32     9.94      6.66      6.66      6.66
------------------------------------------------------------- --- ------------------------------------------------------------
    11        7.95      7.90      5.30      5.30      5.30           54       11.36     9.97      6.68      6.68      6.68
------------------------------------------------------------- --- ------------------------------------------------------------
    12        7.95      7.90      5.30      5.30      5.30           55       11.40     10.00     6.70      6.70      6.70
------------------------------------------------------------- --- ------------------------------------------------------------
    13        7.95      7.90      5.30      5.30      5.30           56       11.38     9.99      6.69      6.69      6.69
------------------------------------------------------------- --- ------------------------------------------------------------
    14        7.95      7.90      5.30      5.30      5.30           57       11.36     9.98      6.68      6.68      6.68
------------------------------------------------------------- --- ------------------------------------------------------------
    15        7.95      7.90      5.30      5.30      5.30           58       11.34     9.97      6.67      6.67      6.67
------------------------------------------------------------- --- ------------------------------------------------------------
    16        7.95      7.90      5.30      5.30      5.30           59       11.32     9.96      6.66      6.66      6.66
------------------------------------------------------------- --- ------------------------------------------------------------
    17        7.95      7.90      5.30      5.30      5.30           60       11.30     9.95      6.65      6.65      6.65
------------------------------------------------------------- --- ------------------------------------------------------------
    18        8.80      7.90      5.30      5.30      5.30           61       11.28     9.94      6.64      6.64      6.64
------------------------------------------------------------- --- ------------------------------------------------------------
    19        8.80      7.90      5.30      5.30      5.30           62       11.26     9.93      6.63      6.63      6.63
------------------------------------------------------------- --- ------------------------------------------------------------
    20        8.90      7.90      5.30      5.30      5.30           63       11.24     9.92      6.62      6.62      6.62
------------------------------------------------------------- --- ------------------------------------------------------------
    21        9.01      7.90      5.30      5.30      5.30           64       11.22     9.91      6.61      6.61      6.61
------------------------------------------------------------- --- ------------------------------------------------------------
    22        9.12      7.90      5.30      5.30      5.30           65       11.09     9.90      6.60      6.60      6.60
------------------------------------------------------------- --- ------------------------------------------------------------
    23        9.12      7.90      5.30      5.30      5.30           66       11.05     9.86      6.66      6.66      6.66
------------------------------------------------------------- --- ------------------------------------------------------------
    24        9.22      7.90      5.30      5.30      5.30           67       10.90     9.82      6.72      6.72      6.72
------------------------------------------------------------- --- ------------------------------------------------------------
    25        9.33      7.90      5.30      5.30      5.30           68       10.75     9.78      6.78      6.78      6.78
------------------------------------------------------------- --- ------------------------------------------------------------
    26        9.34      8.06      5.34      5.34      5.34           69       10.60     9.74      6.84      6.84      6.84
------------------------------------------------------------- --- ------------------------------------------------------------
    27        9.45      8.22      5.38      5.38      5.38           70       10.45     9.70      6.90      6.90      6.90
------------------------------------------------------------- --- ------------------------------------------------------------
    28        9.46      8.38      5.42      5.42      5.42           71       10.30     9.66      6.96      6.96      6.96
------------------------------------------------------------- --- ------------------------------------------------------------
    29        9.58      8.54      5.46      5.46      5.46           72       10.15     9.62      7.02      7.02      7.02
------------------------------------------------------------- --- ------------------------------------------------------------
    30        9.69      8.70      5.50      5.50      5.50           73       10.00     9.58      7.08      7.08      7.08
------------------------------------------------------------- --- ------------------------------------------------------------
    31        9.81      8.86      5.54      5.54      5.54           74       9.85      9.54      7.14      7.14      7.14
------------------------------------------------------------- --- ------------------------------------------------------------
    32        9.92      9.02      5.58      5.58      5.58           75       9.70      9.50      7.20      7.20      7.20
------------------------------------------------------------- --- ------------------------------------------------------------
    33        10.15     9.18      5.62      5.62      5.62           76       9.70      9.50      7.20      7.20      7.20
------------------------------------------------------------- --- ------------------------------------------------------------
    34        10.37     9.34      5.66      5.66      5.66           77       9.70      9.50      7.20      7.20      7.20
------------------------------------------------------------- --- ------------------------------------------------------------
    35        10.59     9.50      5.70      5.70      5.70           78       9.70      9.50      7.20      7.20      7.20
------------------------------------------------------------- --- ------------------------------------------------------------
    36        10.62     9.52      5.78      5.78      5.78           79       9.70      9.50      7.20      7.20      7.20
------------------------------------------------------------- --- ------------------------------------------------------------
    37        10.76     9.54      5.86      5.86      5.86           80       9.70      9.50      7.20      7.20      7.20
------------------------------------------------------------- --- ------------------------------------------------------------
    38        10.79     9.56      5.94      5.94      5.94           81       9.70      9.50      7.20      7.20      7.20
------------------------------------------------------------- --- ------------------------------------------------------------
    39        10.82     9.58      6.02      6.02      6.02           82       9.70      9.50      7.20      7.20      7.20
------------------------------------------------------------- --- ------------------------------------------------------------
    40        10.85     9.60      6.10      6.10      6.10           83       9.70      9.50      7.20      7.20      7.20
------------------------------------------------------------- --- ------------------------------------------------------------
    41        10.88     9.62      6.18      6.18      6.18           84       9.70      9.50      7.20      7.20      7.20
------------------------------------------------------------- --- ------------------------------------------------------------
    42        10.91     9.64      6.26      6.26      6.26           85       9.70      9.50      7.20      7.20      7.20
------------------------------------------------------------- --- ------------------------------------------------------------

ILLUSTRATIONS

Before you purchase the policy and upon request thereafter, we will provide illustrations of future benefits under the policy based upon the proposed Insured's age and premium class, the Death Benefits option elected, Specified Amount, planned periodic Premiums, and Riders requested. We reserve the right to charge a reasonable fee of no more than $25 for this service to persons who request more than one policy illustration during a policy year.

ADVERTISING

Rating Agencies. Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate us. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the variable account. We may advertise these ratings from time to time. In addition, we may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend us or the policies. Furthermore, we may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Money Market Yields. We may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.

Historical Performance of the Sub-Accounts. We will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Please note that performance information is annualized. However, if a Sub-Account has been available in the variable account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.

TAX DEFINITION OF LIFE INSURANCE

Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Cash Value Accumulation Test and the Guideline Premium/Cash Value Corridor Test. Both tests are available to flexible premium policies such as this one.

The tables that follow show, numerically, the requirements for each test.

                   GUIDELINE PREMIUM/CASH VALUE CORRIDOR TEST
                  TABLE OF APPLICABLE PERCENTAGES OF CASH VALUE

------------------------------------------------------------------------------------------------------------------------------------
   ATTAINED AGE OF    PERCENTAGE OF CASH       ATTAINED AGE OF    PERCENTAGE OF CASH       ATTAINED AGE OF     PERCENTAGE OF CASH
       INSURED               VALUE                 INSURED              VALUE                  INSURED                VALUE
------------------------------------------------------------------------------------------------------------------------------------
      0-40                   250%                    61                  128%                     81                  105%
------------------------------------------------------------------------------------------------------------------------------------
         41                  243%                    62                  126%                     82                  105%
------------------------------------------------------------------------------------------------------------------------------------
         42                  236%                    63                  124%                     83                  105%
------------------------------------------------------------------------------------------------------------------------------------
         43                  229%                    64                  122%                     84                  105%
------------------------------------------------------------------------------------------------------------------------------------
         44                  222%                    65                  120%                     85                  105%
------------------------------------------------------------------------------------------------------------------------------------
         45                  215%                    66                  119%                     86                  105%
------------------------------------------------------------------------------------------------------------------------------------
         46                  209%                    67                  118%                     87                  105%
------------------------------------------------------------------------------------------------------------------------------------
         47                  203%                    68                  117%                     88                  105%
------------------------------------------------------------------------------------------------------------------------------------
         48                  197%                    69                  116%                     89                  105%
------------------------------------------------------------------------------------------------------------------------------------
         49                  191%                    70                  115%                     90                  105%
------------------------------------------------------------------------------------------------------------------------------------
         50                  185%                    71                  113%                     91                  104%
------------------------------------------------------------------------------------------------------------------------------------
         51                  178%                    72                  111%                     92                  103%
------------------------------------------------------------------------------------------------------------------------------------
         52                  171%                    73                  109%                     93                  102%
------------------------------------------------------------------------------------------------------------------------------------
         53                  164%                    74                  107%                     94                  101%
------------------------------------------------------------------------------------------------------------------------------------
         54                  157%                    75                  105%                     95                  100%
------------------------------------------------------------------------------------------------------------------------------------
         55                  150%                    76                  105%                     96                  100%
------------------------------------------------------------------------------------------------------------------------------------
         56                  146%                    77                  105%                     97                  100%
------------------------------------------------------------------------------------------------------------------------------------
         57                  142%                    78                  105%                     98                  100%
------------------------------------------------------------------------------------------------------------------------------------
         58                  138%                    79                  105%                     99                  100%
------------------------------------------------------------------------------------------------------------------------------------
         59                  134%                    80                  105%                    100                  100%
------------------------------------------------------------------------------------------------------------------------------------
         60                  130%
------------------------------------------------------------------------------------------------------------------------------------

                          CASH VALUE ACCUMULATION TEST

The Cash Value Accumulation Test requires the Death Benefit to exceed an applicable percentage of the cash value. These applicable percentages are calculated by determining net single premiums, as defined in Code Section 7702(b), for each policy year given a set of actuarial assumptions. The relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single premiums are then inverted

(i.e., multiplied by 1/net single premium) to give the applicable cash value percentages. These premiums vary with the ages, sexes, and risk classifications of the Insureds.

The table below provides an example of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco preferred issue age 55.

------------------------------------------------------------------------------------------------------------------------------------
       POLICY         PERCENTAGE OF CASH           POLICY         PERCENTAGE OF CASH            POLICY         PERCENTAGE OF CASH
        YEAR                 VALUE                  YEAR                VALUE                    YEAR                 VALUE
------------------------------------------------------------------------------------------------------------------------------------
          1                  211%                    16                  147%                     31                  118%
------------------------------------------------------------------------------------------------------------------------------------
          2                  206%                    17                  144%                     32                  116%
------------------------------------------------------------------------------------------------------------------------------------
          3                  200%                    18                  142%                     33                  115%
------------------------------------------------------------------------------------------------------------------------------------
          4                  195%                    19                  139%                     34                  114%
------------------------------------------------------------------------------------------------------------------------------------
          5                  190%                    20                  137%                     35                  113%
------------------------------------------------------------------------------------------------------------------------------------
          6                  185%                    21                  134%                     36                  112%
------------------------------------------------------------------------------------------------------------------------------------
          7                  180%                    22                  132%                     37                  111%
------------------------------------------------------------------------------------------------------------------------------------
          8                  176%                    23                  130%                     38                  110%
------------------------------------------------------------------------------------------------------------------------------------
          9                  172%                    24                  128%                     39                  109%
------------------------------------------------------------------------------------------------------------------------------------
         10                  168%                    25                  127%                     40                  108%
------------------------------------------------------------------------------------------------------------------------------------
         11                  164%                    26                  125%                     41                  107%
------------------------------------------------------------------------------------------------------------------------------------
         12                  160%                    27                  123%                     42                  106%
------------------------------------------------------------------------------------------------------------------------------------
         13                  157%                    28                  122%                     43                  104%
------------------------------------------------------------------------------------------------------------------------------------
         14                  154%                    29                  120%                     44                  103%
------------------------------------------------------------------------------------------------------------------------------------
         15                  150%                    30                  119%                     45                  102%
------------------------------------------------------------------------------------------------------------------------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



The Board of Directors and Shareholder Nationwide Life and Annuity Insurance
Company:

We have audited the accompanying balance sheets of Nationwide Life and Annuity Insurance Company (the Company), a wholly-owned subsidiary of Nationwide Life Insurance Company, as of December 31, 2004 and 2003, and the related statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life and Annuity Insurance Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.


As discussed in note 3 to the financial statements, the Company adopted the American Institute of Certified Public Accountants' Statement of Position 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts, in 2004.




/s/ KPMG LLP
Columbus, Ohio
April 15, 2005

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (a wholly-owned subsidiary of Nationwide Life Insurance Company)

                                 Balance Sheets
                    (in thousands, except per share amounts)

                                                                                                         DECEMBER 31,
                                                                                          ------------------------------------------
                                                                                                2004                 2003
====================================================================================================================================
ASSETS:
Investments:
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $4,638,800 in 2004; $4,508,435 in 2003)                   $ 4,786,899          $ 4,704,525
      Equity securities (cost $6,607 in 2004; $6,462 in 2003)                                         7,611                6,424
   Mortgage loans on real estate, net                                                             1,232,003            1,125,962
   Real estate, net                                                                                   3,950                  365
   Policy loans                                                                                         914                  571
   Short-term investments, including amounts managed by a related party                             150,185              114,339
---------------------------------------------------------------------------------------------------------------------------------
      Total investments                                                                           6,181,562            5,952,186

Accrued investment income                                                                            62,004               61,338
Deferred policy acquisition costs                                                                   113,039               71,346
Reinsurance receivable from a related party                                                         117,758              113,055
Other assets                                                                                        738,781              539,333
Assets held in separate accounts                                                                  2,289,967            2,384,737
---------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                                           $ 9,503,111          $ 9,121,995
=================================================================================================================================
LIABILITIES AND SHAREHOLDER'S EQUITY:
Liabilities:
   Future policy benefits and claims                                                            $ 6,532,259          $ 6,120,710
   Other liabilities                                                                                236,261              192,668
   Liabilities related to separate accounts                                                       2,289,967            2,384,737
---------------------------------------------------------------------------------------------------------------------------------
      Total liabilities                                                                           9,058,487            8,698,115
---------------------------------------------------------------------------------------------------------------------------------
Shareholder's equity:
   Common stock, $40 par value; authorized, issued and outstanding - 66 shares                        2,640                2,640
   Additional paid-in capital                                                                       247,960              247,960
   Retained earnings                                                                                148,169              112,157
   Accumulated other comprehensive income                                                            45,855               61,123
---------------------------------------------------------------------------------------------------------------------------------
      Total shareholder's equity                                                                    444,624              423,880
---------------------------------------------------------------------------------------------------------------------------------
         Total liabilities and shareholder's equity                                             $ 9,503,111          $ 9,121,995
=================================================================================================================================

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (a wholly-owned subsidiary of Nationwide Life Insurance Company)

                             Statements of Income
                                (in thousands)

                                                                                             YEARS ENDED DECEMBER 31,
                                                                              ----------------------------------------------------
                                                                                   2004              2003              2002
==================================================================================================================================
REVENUES:
Policy charges                                                                       $ 58,848          $ 45,928          $ 52,586
Life insurance premiums                                                                 4,206               783               580
Net investment income                                                                  35,625            33,885            26,163
Net realized gains (losses) on investments, hedging instruments and                       279           (13,659)          (10,201)
  hedged items
Other                                                                                     478               597               711
----------------------------------------------------------------------------------------------------------------------------------
   Total revenues                                                                      99,436            67,534            69,839
----------------------------------------------------------------------------------------------------------------------------------
BENEFITS AND EXPENSES:
Interest credited to policyholder account values                                       11,197            10,685             9,943
Other benefits and claims                                                               9,246             3,769             9,543
Amortization of deferred policy acquisition costs                                      17,271            14,069            31,726
Other operating expenses                                                                8,810            11,294            15,356
----------------------------------------------------------------------------------------------------------------------------------
   Total benefits and expenses                                                         46,524            39,817            66,568
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations before federal income                          52,912            27,717             3,271
        tax expense
Federal income tax expense                                                             16,986             8,505               352
----------------------------------------------------------------------------------------------------------------------------------
      Income from continuing operations                                                35,926            19,212             2,919
Cumulative effect of adoption of accounting principle, net of tax                          86                 -                 -
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
      Net income                                                                     $ 36,012          $ 19,212           $ 2,919
==================================================================================================================================

                   NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (a wholly-owned subsidiary of Nationwide Life Insurance Company)

          Statements of Shareholder's Equity
                    (in thousands)

                                                                                                       ACCUMULATED
                                                                     ADDITIONAL                          OTHER             TOTAL
                                                        COMMON        PAID-IN         RETAINED        COMPREHENSIVE    SHAREHOLDER'S
                                                         STOCK        CAPITAL         EARNINGS           INCOME           EQUITY
====================================================================================================================================
Balance as of December 31, 2001                         $ 2,640      $ 152,960        $ 90,026           $ 11,538         $ 257,164
Comprehensive income:
Net income                                                    -              -           2,919                  -             2,919
Net unrealized gains on securities available-                 -              -               -             48,077            48,077
  for-sale arising during the period, net of tax

Accumulated net gains on cash flow hedges,                    -              -               -                441               441
  net of tax
                                                                                                                    ----------------
      Total comprehensive income                                                                                             51,437
                                                                                                                    ----------------
Capital contributed                                           -         95,000               -                  -            95,000
------------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2002                           2,640        247,960          92,945             60,056           403,601
------------------------------------------------------------------------------------------------------------------------------------
Comprehensive income:
Net income                                                    -              -          19,212                  -            19,212
Net unrealized gains on securities available-                 -              -               -              3,942             3,942
  for-sale arising during the period, net of tax

Accumulated net losses on cash flow hedges,                   -              -               -             (2,875)           (2,875)
  net of tax
                                                                                                                    ----------------
      Total comprehensive income                                                                                             20,279
------------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                           2,640        247,960         112,157             61,123           423,880
------------------------------------------------------------------------------------------------------------------------------------

Comprehensive income:
Net income                                                    -              -          36,012                  -            36,012
Net unrealized losses on securities available-                -              -               -            (10,231)          (10,231)
  for-sale arising during the period, net of tax

Accumulated net losses on cash flow hedges,                   -              -               -             (5,037)           (5,037)
  net of tax
                                                                                                                    ----------------
      Total comprehensive income                                                                                             20,744
------------------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                         $ 2,640      $ 247,960  #    $ 148,169 #         $ 45,855         $ 444,624
====================================================================================================================================

                NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY (a wholly-owned subsidiary of Nationwide Life Insurance Company)

                           Statements of Cash Flows
                                (in thousands)

                                                                                             YEARS ENDED DECEMBER 31,
                                                                                --------------------------------------------------
                                                                                     2004              2003             2002
==================================================================================================================================
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net income                                                                         $ 36,012          $ 19,212          $ 2,919
   Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account values                                  11,197            10,685            9,943
      Capitalization of deferred policy acquisition costs                              (28,448)          (32,011)         (34,174)
      Amortization of deferred policy acquisition costs                                 17,271            14,069           31,726
      Amortization and depreciation                                                     21,197            21,813            8,445
      Net realized (gains) losses on investments, hedging instruments and                 (279)           13,659           10,201
        hedged items
      Increase in accrued investment income                                               (666)          (11,094)         (16,003)
      Increase in other assets                                                        (211,300)         (292,977)         (28,393)
      Increase (decrease) in other liabilities                                          29,671            28,490           (9,756)
      Other, net                                                                           623               944              641
----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in operating activities                                        (124,722)         (227,210)         (24,451)
----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM INVESTING ACTIVITIES:
   Proceeds from maturity of securities available-for-sale                             567,537           655,420          424,693
   Proceeds from sale of securities available-for-sale                                 237,034           131,195           84,129
   Proceeds from repayments of mortgage loans on real estate                           193,287           110,603           42,557
   Cost of securities available-for-sale aquired                                      (957,817)       (1,474,356)      (1,920,270)
   Cost of mortgage loans on real estate acquired                                     (303,729)         (314,299)        (305,581)
   Cost of real estate acquired                                                         (3,608)                -                -
   Net change in short-term investments                                                (35,845)           34,377          (73,254)
   Collateral received (paid) - securities lending, net                                 27,991           (25,908)          73,693
   Other, net                                                                            4,170              (186)          (2,697)
----------------------------------------------------------------------------------------------------------------------------------
         Net cash used in investing activities                                        (270,980)         (883,154)      (1,676,730)
----------------------------------------------------------------------------------------------------------------------------------
CASH FLOWS FROM FINANCING ACTIVITIES:
   Capital contributed                                                                       -                 -           95,000
   Investment and universal life insurance product deposits                            660,502         1,324,328        1,897,550
   Investment and universal life insurance product withdrawals                        (264,800)         (214,817)        (292,358)
----------------------------------------------------------------------------------------------------------------------------------
         Net cash provided by financing activities                                     395,702         1,109,511        1,700,192
----------------------------------------------------------------------------------------------------------------------------------
Net decrease in cash                                                                         -              (853)            (989)
Cash, beginning of period                                                                    -               853            1,842
----------------------------------------------------------------------------------------------------------------------------------
         Cash, end of period                                                               $ -               $ -            $ 853
==================================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 2004, 2003 AND 2002
                             (DOLLARS IN THOUSANDS)
                                        7


(1)  ORGANIZATION AND DESCRIPTION OF BUSINESS

     Nationwide Life and Annuity Insurance Company (the Company) provides life insurance and retirement savings products in the United States of America (U.S.) and is a wholly-owned subsidiary of Nationwide Life Insurance Company (NLIC), which is a wholly-owned subsidiary of Nationwide Financial Services, Inc. (NFS).

(2)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying financial statements have been prepared in accordance with U.S. generally accepted accounting principles (GAAP), which differ from statutory accounting practices. The statutory financial statements of the Company, which are not presented here, are prepared on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (ODI). The ODI has adopted the National Association of Insurance Commissioners (NAIC) statutory accounting practices (NAIC SAP) as the basis of its statutory accounting practices. The Company has no statutory accounting practices that differ from NAIC SAP. See Note 11 for discussion of statutory capital requirements and dividend restrictions.

     In preparing the financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

     The most significant estimates include those used in determining the balance and amortization of deferred policy acquisition costs (DAC) for investment products and universal life insurance products, impairment losses on investments, valuation allowances for mortgage loans on real estate, federal income taxes, and pension and other postretirement employee benefits. Although some variability is inherent in these estimates, the recorded amounts reflect management's best estimates based on facts and circumstances as of the balance sheet date. Management believes the amounts provided are appropriate.

     (a)  Valuation of Investments, Investment Income and Related Gains and
          Losses

     The Company is required to classify its fixed maturity securities and marketable equity securities as held-to-maturity, available-for-sale or trading. All fixed maturity and marketable equity securities are classified as available-for-sale. Available-for-sale securities are stated at fair value, with the unrealized gains and losses, net of adjustments to DAC, future policy benefits and claims, and deferred federal income tax, reported as a separate component of accumulated other comprehensive income
     (AOCI) in shareholder's equity. The adjustment to DAC represents the changes in amortization of DAC that would have been required as a charge or credit to operations had such unrealized amounts been realized and allocated to the product lines. The adjustment to future policy benefits and claims represents the increase in policy reserves from using a discount rate that would have been required if such unrealized gains been realized and the proceeds reinvested at then current market interest rates, which were lower than the then current effective portfolio rate.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 71.8% of the fair values of fixed maturity securities were obtained from independent pricing services, 22.9% from the Company's pricing matrices and 5.3% from other sources.

     Management regularly reviews each investment in its fixed maturity and equity securities portfolios to evaluate the necessity of recording impairment losses for other-than-temporary declines in the fair value of investments.

     Under the Company's accounting policy for equity securities and debt securities that can be contractually prepaid or otherwise settled in a way that may limit the Company's ability to fully recover cost, an impairment is deemed to be other-than-temporary unless the Company has both the ability and intent to hold the investment for a reasonable period until the security's forecasted recovery and evidence exists indicating that recovery will occur in a reasonable period of time. Also, for such debt securities the Company estimates cash flows over the life of purchased beneficial interests in securitized financial assets. If the Company estimates that the fair value of its beneficial interests is not greater than or equal to its carrying value based on current information and events, and if there has been an adverse change in estimated cash flows since the last revised estimate, considering both timing and amount, then the Company recognizes an other-than-temporary impairment and writes down the purchased beneficial interest to fair value.

     For other debt and equity securities, an other-than-temporary impairment charge is taken when the Company does not have the ability and intent to hold the security until the forecasted recovery or if it is no longer probable that the Company will recover all amounts due under the contractual terms of the security. Many criteria are considered during this process including, but not limited to, the current fair value as compared to amortized cost or cost, as appropriate, of the security; the amount and length of time a security's fair value has been below amortized cost or cost; specific credit issues and financial prospects related to the issuer; the Company's intent to hold or dispose of the security; and current economic conditions.

     Other-than-temporary impairment losses result in a permanent reduction to the cost basis of the underlying investment.

     Impairment losses are recorded on investments in real estate and other long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amounts.

     For mortgage-backed securities, the Company recognizes income using a constant effective yield method based on prepayment assumptions and the estimated economic life of the securities. When estimated prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income. All other investment income is recorded using the interest-method without anticipating the impact of prepayments.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. Mortgage loans on real estate are considered impaired when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When the Company determines that a loan is impaired, a provision for loss is established equal to the difference between the carrying value and the present value of expected future cash flows discounted at the loan's effective interest rate, or the fair value of the collateral, if the loan is collateral dependent. In addition to the valuation allowance on specific loans, the Company maintains an unallocated allowance for probable losses inherent in the loan portfolio as of the balance sheet date, but not yet specifically identified by loan. Changes in the valuation allowance are recorded in net realized gains or losses on investments, hedging instruments and hedged items. Loans in foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in net investment income in the period received.

     The valuation allowance account for mortgage loans on real estate is maintained at a level believed adequate by the Company and reflects the Company's best estimate of probable credit losses, including losses incurred at the balance sheet date, but not yet identified by specific loan. The Company's periodic evaluation of the adequacy of the allowance for losses is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect the borrower's ability to repay, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors.

     Real estate is carried at cost less accumulated depreciation. Real estate designated as held for disposal is carried at the lower of the carrying value at the time of such designation or fair value less cost to sell. Other long-term investments are carried on the equity method of accounting.

     Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Changes in the Company's mortgage loan valuation allowances and recognition of impairment losses for other-than-temporary declines in the fair values of applicable investments are included in realized gains and losses on investments, hedging instruments and hedged items.

     (b)  Derivative Instruments

     Derivatives are carried at fair value. On the date the derivative contract is entered into, the Company designates the derivative as either a hedge of the fair value of a recognized asset or liability or of an unrecognized firm commitment (fair value hedge); a hedge of a forecasted transaction or the variability of cash flows to be received or paid related to a recognized asset or liability (cash flow hedge); a foreign currency fair value or cash flow hedge (foreign currency hedge); or a non-hedge transaction. The Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for entering into various hedge transactions. This process includes linking all derivatives that are designated as fair value, cash flow or foreign currency hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions. The Company also formally assesses, both at the hedge's inception and on an ongoing basis, whether the derivatives that are used for hedging transactions are expected to be and, for ongoing hedging relationships, have been highly effective in offsetting changes in fair values or cash flows of hedged items. When it is determined that a derivative is not, or is not expected to be, highly effective as a hedge or that it has ceased to be a highly effective hedge, the Company discontinues hedge accounting prospectively.

     The Company enters into interest rate swaps and cross-currency swaps to hedge the fair value of existing fixed rate assets and liabilities. In addition, the Company uses short U.S. Treasury future positions to hedge the fair value of bond and mortgage loan commitments. Typically, the Company is hedging the risk of changes in fair value attributable to changes in benchmark interest rates. Derivative instruments classified as fair value hedges are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items. Changes in the fair value of the hedged item, attributable to the risk being hedged are also recorded in realized gains and losses on investments, hedging instruments and hedged items.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The Company may enter into "receive fixed/pay variable" interest rate swaps to hedge existing floating rate assets or to hedge cash flows from the anticipated purchase of investments. These derivative instruments are identified as cash flow hedges and are carried at fair value with the offset recorded in AOCI to the extent the hedging relationship is effective. The ineffective portion of the hedging relationship is recorded in realized gains and losses on investments, hedging instruments and hedged items. Gains and losses on derivative instruments that are initially recorded in AOCI are reclassified out of AOCI and recognized in earnings over the same period(s) that the hedged item affects earnings.

     Accrued interest receivable or payable under interest rate and foreign currency swaps are recognized as an adjustment to net investment income or interest credited to policyholder account values consistent with the nature of the hedged item, except for interest rate swaps hedging the anticipated sale of investments where amounts receivable or payable under the swaps are recorded as realized gains and losses on investments, hedging instruments and hedged items, and except for interest rate swaps hedging the anticipated purchase of investments where amounts receivable or payable under the swaps are initially recorded in AOCI to the extent the hedging relationship is effective.

     The Company periodically may enter into a derivative transaction that will not qualify for hedge accounting. The Company does not enter into speculative positions. Although these transactions do not qualify for hedge accounting, or have not been designated in hedging relationships by the Company, they provide the Company with an economic hedge, which is used as part of its overall risk management strategies. For example, the Company may sell credit default protection through a credit default swap. Although the credit default swap may not be effective in hedging specific investments, the income stream allows the Company to manage overall investment yields while exposing the Company to acceptable credit risk. The Company may enter into a cross-currency basis swap (pay a variable U.S. rate and receive a variable foreign-denominated rate) to eliminate the foreign currency exposure of a variable rate foreign-denominated liability. Although basis swaps may qualify for hedge accounting, the Company has chosen not to designate these derivatives as hedging instruments due to the difficulty in assessing and monitoring effectiveness for both sides of the basis swap. Derivative instruments that do not qualify for hedge accounting or are not designated as hedging instruments are carried at fair value, with changes in fair value recorded in realized gains and losses on investments, hedging instruments and hedged items.

     (c)  Revenues and Benefits

     Investment Products and Universal Life Insurance Products: Investment products consist primarily of individual and group variable and fixed deferred annuities. Universal life insurance products include universal life insurance, variable universal life insurance, corporate-owned life insurance (COLI) and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration charges and surrender charges that have been earned and assessed against policy account balances during the period. The timing of revenue recognition as it relates to fees assessed on investment contracts and universal life contracts is determined based on the nature of such fees. Asset fees, cost of insurance and policy administration charges are assessed on a daily or monthly basis and recognized as revenue when assessed and earned. Certain amounts assessed that represent compensation for services to be provided in future periods are reported as unearned revenue and recognized in income over the periods benefited. Surrender charges are recognized upon surrender of a contract in accordance with contractual terms. Policy benefits and claims that are charged to expense include interest credited to policy account values and benefits and claims incurred in the period in excess of related policy account values.

     (d)  Deferred Policy Acquisition Costs

     The Company has deferred the costs of acquiring investment products and universal life insurance products business, principally commissions, certain expenses of the policy issue and underwriting department, and certain variable sales expenses that relate to and vary with the production of new or renewal business. DAC is subject to recoverability testing at the time of policy issuance and loss recognition testing at the end of each reporting period.

     For investment products (principally individual and group annuities) and universal life insurance products, DAC is being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges, less policy benefits and policy maintenance expenses. The DAC asset related to investment products and universal life insurance products is adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale, as described in Note 2(a).

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The most significant assumptions that are involved in the estimation of future gross profits include future net separate account performance, surrender/lapse rates, interest margins and mortality. The Company's long-term assumption for net separate account performance is currently 8% growth per year. If actual net separate account performance varies from the 8% assumption, the Company assumes different performance levels over the next three years such that the mean return equals the long-term assumption. This process is referred to as a reversion to the mean. The assumed net separate account return assumptions used in the DAC models are intended to reflect what is anticipated. However, based on historical returns of the Standard and Poor's (S&P) 500 Index, the Company's policy regarding the reversion to the mean process does not permit such returns to be negative or in excess of 15% during the three-year reversion period.

     Changes in assumptions can have a significant impact on the amount of DAC reported for investment products and universal life insurance products and their related amortization patterns. In the event actual experience differs from assumptions or assumptions are revised, the Company is required to record an increase or decrease in DAC amortization expense (DAC unlocking), which could be significant. In general, increases in the estimated general and separate account returns result in increased expected future profitability and may lower the rate of DAC amortization, while increases in lapse/surrender and mortality assumptions reduce the expected future profitability of the underlying business and may increase the rate of DAC amortization.

     The Company evaluates the appropriateness of the individual variable annuity DAC balance within pre-set parameters. These parameters are designed to appropriately reflect the Company's long-term expectations with respect to individual variable annuity contracts while also evaluating the potential impact of short-term experience on the Company's recorded individual variable annuity DAC balance. If the recorded balance of individual variable annuity DAC falls outside of these parameters for a prescribed period of time, or if the recorded balance falls outside of these parameters and the Company determines it is not reasonably possible to get back within this period of time, assumptions are required to be unlocked and DAC is recalculated using revised best estimate assumptions. Otherwise, DAC is not unlocked to reflect updated assumptions. If DAC assumptions were unlocked and revised, the Company would continue to use the reversion to the mean process.

     For other investment products and universal life insurance products, DAC is adjusted each quarter to reflect revised best estimate assumptions, including the use of a reversion to the mean methodology over the next three years as it relates to net separate account performance. Any resulting DAC unlocking adjustments are reflected currently in the statements of income.

     (e)  Separate Accounts

     Separate account assets and liabilities represent contract holders' funds, which have been segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value based primarily on market quotations of the underlying securities. The investment income and gains or losses of these accounts accrue directly to the contract holders. The activity of the separate accounts is not reflected in the statements of income except for: (i) the fees the Company receives, which are assessed on a daily or monthly basis and recognized as revenue when assessed and earned; and (ii) the activity related to guaranteed minimum death benefit (GMDB) and guaranteed minimum income benefit (GMIB) contracts, which are riders to existing variable annuity contracts.

     (f)  Future Policy Benefits

     The liability for future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies is the policy account balance, which represents participants' net premiums and deposits plus investment performance and interest credited less applicable contract charges.

     The liability for future policy benefits for payout annuities has been calculated using the present value of future benefits and maintenance costs discounted using interest rates varying from 3.0% to 13.0% for the substantial majority of the business.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     (g)  Federal Income Tax

     The Company provides for federal income taxes based on amounts the Company believes it will ultimately owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to significantly change the provision for federal income taxes recorded in the financial statements. Any such change could significantly affect the amounts reported in the statements of income. Management has used best estimates to establish reserves based on current facts and circumstances regarding tax exposure items where the ultimate deductibility is open to interpretation. Quarterly, management evaluates the appropriateness of such reserves based on any new developments specific to their fact patterns. Information considered includes results of completed tax examinations, Technical Advice Memorandums and other rulings issued by the Internal Revenue Service or the tax courts.

     The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when it is determined that it is more likely than not that the deferred tax asset will not be fully realized.

     (h)  Reinsurance Ceded

     Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the balance sheets on a gross basis, separately from the related balances of the Company.

     (i)  Reclassification

     Certain items in the 2003 and 2002 financial statements and related footnotes have been reclassified to conform to the current presentation.

(3)  RECENTLY ISSUED ACCOUNTING STANDARDS

     In March 2004, the Emerging Issues Task Force (EITF) reached consensus on further guidance concerning the identification of and accounting for other-than-temporary impairments and disclosures for cost method investments, as required by EITF Issue No. 03-1, The Meaning of Other-Than-Temporary Impairment and Its Application to Certain Investments (EITF 03-1), which was issued on October 23, 2003. NLIC disclosed in its Quarterly Report on Form 10-Q for the period ended June 30, 2004 that this additional guidance would be applied during NLIC's third quarter beginning July 1, 2004. Also, effective June 30, 2004, the Company revised its method of evaluating securities to be sold based on additional interpretation of the intent to hold criteria in EITF 03-1. This revision had no impact on the Company's financial position or results of operations.

     On September 8, 2004, the Financial Accounting Standards Board (FASB) exposed for comment FASB Staff Position (FSP) EITF Issue 03-1-a, which was intended to provide guidance related to the application of paragraph 16 of EITF 03-1, and proposed FSP EITF Issue 03-1-b, which proposed a delay in the effective date of EITF 03-1 for debt securities that are impaired because of interest rate and/or sector spread increases. Based on comments received on these proposals, on September 30, 2004 the FASB issued FSP EITF 03-1-1, Effective Date of Paragraphs 10-20 of EITF Issue No. 03-1, which delayed the effectiveness of the guidance in EITF 03-1 in its entirety, with the exception of certain disclosure requirements. The delay had no impact on the Company's financial position or results of operations. The Company continues to actively monitor its portfolio for any securities deemed to be other-than-temporarily impaired, based on the guidance in Statement of Financial Accounting Standards (SFAS) No. 115, Accounting for Certain Investments in Debt and Equity Securities, and the Securities and Exchange Commission (SEC) Staff Accounting Bulletin No. 59, Accounting for Noncurrent Marketable Equity Securities. Due to uncertainty regarding the ultimate guidance to be issued, the Company cannot reasonably estimate the impact on the Company's financial position or results of operations, if any, of adopting EITF 03-1.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     In June 2004, the FASB issued FSP FAS 97-1, Situations in Which Paragraphs 17(b) and 20 of FASB Statement No. 97, Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments, Permit or Require Accrual of an Unearned Revenue Liability (FSP FAS 97-1), to clarify the guidance related to unearned revenue reserves (URR). The primary purpose of FSP FAS 97-1 is to address the practice question of whether Statement of Position
     (SOP) 03-1, Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts (SOP 03-1), issued by the American Institute of Certified Public Accountants (AICPA), restricts the application of the URR guidance in SFAS No. 97 to situations in which profits are expected to be followed by losses. Because the Company was computing its URR in accordance with FSP FAS 97-1 at the time SOP 03-1 was adopted, the issuance of FSP FAS 97-1 had no impact on the Company's financial position or results of operations at the time of adoption.

     The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (the Act) was signed into law on December 8, 2003. In accordance with FSP FAS 106-1, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-1), issued in January 2004, the Company elected to defer accounting for the effects of the Act until the FASB issues guidance on how to account for the provisions of the Act. In May 2004, the FASB issued FSP FAS 106-2, Accounting and Disclosure Requirements Related to The Medicare Prescription Drug, Improvement and Modernization Act of 2003 (FSP FAS 106-2), which superceded FSP FAS 106-1 and provided guidance on accounting and disclosures related to the Act. Specifically, measures of the accumulated postretirement benefit obligation and net periodic postretirement benefit cost on or after the date of enactment must reflect the effects of the Act. The Company's adoption of FSP FAS 106-2, effective June 30, 2004, had no impact on the Company's financial position or results of operations due to the application of Company maximum contribution caps and because the Company does not apply to the United States government for benefit reimbursements.


     In December 2003, the FASB issued SFAS No. 132 (revised 2003), Employers' Disclosures about Pensions and Other Postretirement Benefits - an amendment of FASB Statements No. 87, 88 and 106 (SFAS 132R). SFAS 132R provides revised disclosure guidance for pension and other postretirement benefit plans but does not change the measurement or recognition of those plans under existing guidance. Disclosures previously required under SFAS No. 132, Employers' Disclosures about Pensions and Other Postretirement Benefits, which was replaced by SFAS 132R, were retained. In addition, SFAS 132R requires additional disclosures about the assets, obligations, cash flows and net periodic benefit cost of defined benefit pension plans and other postretirement benefit plans on both an interim period and annual basis. See Note 13 for required disclosures. The Company adopted SFAS 132R effective December 31, 2003, except for the provisions relating to annual disclosures about estimated benefit payments, which was adopted in the fourth quarter of 2004, as permitted by SFAS 132R. Adoption of this Statement had no impact on the Company's financial position or results of operations.


     In July 2003, the AICPA issued SOP 03-1 to address many topics. The most significant topic affecting the Company was the accounting for contracts with GMDB. SOP 03-1 requires companies to evaluate the significance of a GMDB to determine whether a contract should be accounted for as an investment or insurance contract. For contracts determined to be insurance contracts, companies are required to establish a reserve to recognize a portion of the assessment (revenue) that compensates the insurance company for benefits to be provided in future periods. SOP 03-1 also provides guidance on separate account presentation, interest in separate accounts, gains and losses on the transfer of assets from the general account to a separate account, liability valuation, return based on a contractually referenced pool of assets or index, annuitization options, and sales inducements to contract holders. The Company adopted SOP 03-1 effective January 1, 2004, which resulted in an $86 credit, net of tax, as the cumulative effect of adoption of this accounting principle.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following table summarizes the components of cumulative effect adjustments recorded in the Company's 2004 statements of income:

                                                                                                                    JANUARY 1, 2004
====================================================================================================================================
====================================================================================================================================

(Increase) decrease in future policy benefits:
   Secondary guarantees - life insurance                                                                                      $ (15)
   GMDB claim reserves                                                                                                          771
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Subtotal                                                                                                                  756
Adjustment to amortization of deferred policy acquisition costs related to above                                               (623)
Deferred federal income taxes                                                                                                   (47)
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
      Cumulative effect of adoption of accounting principle, net of tax                                                        $ 86
====================================================================================================================================
====================================================================================================================================


     In May 2003, the FASB issued SFAS No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (SFAS 150). SFAS 150 establishes standards for the classification and measurement of certain freestanding financial instruments that embody obligations of the issuer and have characteristics of both liabilities and equity. Further, SFAS 150 requires disclosure regarding the terms of those instruments and settlement alternatives. As originally issued, the guidance in SFAS 150 was generally effective for financial instruments entered into or modified after May 31, 2003, and otherwise effective at the beginning of the first interim period beginning after June 15, 2003. Adjustments required as a result of the application of SFAS 150 to existing instruments should be reported as the cumulative effect of a change in accounting principle. In November 2003, the FASB issued FSP No. 150-3, Effective Date, Disclosures, and Transition for Mandatorily Redeemable Financial Instruments of Certain Nonpublic Entities and Certain Mandatorily Redeemable Noncontrolling Interests under FASB Statement No. 150, Accounting for Certain Financial Instruments with Characteristics of both Liabilities and Equity (FSP 150-3). FSP 150-3 clarified that SFAS 150 does not apply to certain mandatorily redeemable financial instruments issued by limited-life subsidiaries, including those issued by subsidiary trusts of the Company. The adoption of SFAS 150 on July 1, 2003 had no impact on the Company's financial position or results of operations.


     In April 2003, the FASB released SFAS No. 149, Amendment of Statement 133 on Derivative Instruments and Hedging Activities (SFAS 149). SFAS 149 amends and clarifies financial accounting and reporting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, Accounting for Derivative Instruments and Hedging Activities (SFAS 133). SFAS 149 is generally effective for contracts entered into or modified after June 30, 2003. The adoption of SFAS 149 on July 1, 2003 had no impact on the Company's financial position or results of operations.


     In April 2003, the FASB released Statement 133 Implementation Issue B36, Embedded Derivatives: Modified Coinsurance Arrangements and Debt Instruments That Incorporate Credit Risk Exposures That Are Unrelated or Only Partially Related to the Creditworthiness of the Obligor under Those Instruments (DIG B36). DIG B36 addresses the need to separately account for an embedded derivative within a reinsurer's receivable and ceding company's payable arising from modified coinsurance or similar arrangements. Paragraph 12.a. of SFAS 133 indicates that an embedded derivative must be separated from the host contract (i.e. bifurcated) if the economic characteristics and risks of the embedded derivative instrument are not clearly and closely related to the economic characteristics and risks of the host contract. DIG B36 concludes that bifurcation is necessary in a modified coinsurance or similar arrangement because the yield on the receivable and payable is based on or referenced to a specified proportion of the ceding company's return on either its general account assets or a specified block of those assets, rather than the overall creditworthiness of the ceding company. The effective date of implementation was the first day of the first fiscal quarter beginning after September 15, 2003 (October 1, 2003 for the Company). The adoption of DIG B36 had no impact on the Company's financial position or results of operations.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(4)  RISK DISCLOSURES


     The following is a description of the most significant risks facing the Company and how it mitigates those risks:

     Credit Risk: The risk that issuers of securities, mortgagees on real estate mortgage loans or other parties, including reinsurers and derivatives counterparties, default on their contractual obligations. The Company mitigates this risk by adhering to investment policies that provide portfolio diversification on an asset class, creditor, and industry basis, and by complying with investment limitations governed by state insurance laws and regulations, as applicable. The Company actively monitors and manages exposures, including restructuring, reducing, or liquidating investments; determines whether any securities are impaired or loans are deemed uncollectible; and takes charges in the period such assessments are made. The ratings of reinsurers who owe the Company money are regularly monitored along with outstanding balances as part of the Company's reinsurance collection process, with timely follow-up on delayed payments. The aggregate credit risk taken in the investment portfolio is influenced by management's risk/return preferences, the economic and credit environment, the relationship of credit risk in the asset portfolio to other business risks that the Company is exposed to, and the Company's current and expected future capital position.

     Interest Rate Risk: The risk that interest rates will change and cause a decrease in the value of an insurer's investments relative to the value of its liabilities, and/or an unfavorable change in prepayment activity, resulting in compressed interest margins. For example, if liabilities come due more quickly than assets mature, an insurer could potentially have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss. In some investments that contain borrower options, this risk may be realized through unfavorable cash flow patterns, e.g. increased principal repayment when interest rates have declined. When unfavorable interest rate movements occur, interest margins may compress, reducing profitability. The Company mitigates this risk by offering products that transfer this risk to the purchaser and/or by attempting to approximately match the maturity schedule of its assets with the expected payouts of its liabilities, both at inception and on an ongoing basis. In some investments that permit prepayment at the borrower option, make-whole provisions are required such that if the borrower prepays in a lower-rate environment, the Company be compensated for the loss of future income. In other situations, the Company accepts some interest rate risk in exchange for a higher yield on the investment.

     Legal/Regulatory Risk: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduced demand for a company's products, or additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the U.S., thus reducing its exposure to any single product or jurisdiction, and also by employing practices that identify and minimize the adverse impact of this risk.

     Ratings Risk: The risk that rating agencies change their outlook or rating of the Company. The rating agencies generally utilize proprietary capital adequacy models in the process of establishing ratings for the Company. The Company is at risk to changes in these models and the impact that changes in the underlying business that it is engaged in can have on such models. To mitigate this risk, the Company maintains regular communications with the rating agencies and evaluates the impact of significant transactions on such capital adequacy models and considers the same in the design of transactions to minimize the adverse impact of this risk.

     Financial Instruments with Off-Balance-Sheet Risk: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the balance sheets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower and are subject to conditions established in the underlying contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is generally to lend no more than 80% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $29,194 extending into 2005 were outstanding as of December 31, 2004. The Company also had $18,500 of commitments to purchase fixed maturity securities outstanding as of December 31, 2004.

     Notional amounts of derivative financial instruments, primarily interest rate swaps, interest rate futures contracts and foreign currency swaps, significantly exceed the credit risk associated with these instruments and represent contractual balances on which calculations of amounts to be exchanged are based. Credit exposure is limited to the sum of the aggregate fair value of positions that have become favorable to the Company, including accrued interest receivable due from counterparties. Potential credit losses are minimized through careful evaluation of counterparty credit standing, selection of counterparties from a limited group of high quality institutions, collateral agreements and other contract provisions. As of December 31, 2004, the Company's credit risk from these derivative financial instruments was $2,300.

     Equity Market Risk: Asset fees calculated as a percentage of the separate account assets are a significant source of revenue to the Company. As of December 31, 2004, approximately 76% of separate account assets were invested in equity mutual funds. Gains and losses in the equity markets result in corresponding increases and decreases in the Company's separate account assets and the reported asset fee revenue. In addition, a decrease in separate account assets may decrease the Company's expectations of future profit margins due to a decrease in asset fee revenue and/or an increase in GMDB claims, which may require the Company to accelerate the amortization of DAC.

     Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a specified amount, which may be based on the premiums paid less amounts withdrawn or contract value on a specified anniversary date. A decline in the stock market causing the contract value to fall below this specified amount, which varies from contract to contract based on the date the contract was entered into as well as the GMDB feature elected, will increase the net amount at risk, which is the GMDB in excess of the contract value. This could result in additional GMDB claims. The Company manages the risk of these benefits primarily by entering into reinsurance arrangements with third parties. As of December 31, 2004, the net amount at risk, defined as the excess of the death benefit over the account value, was $48,920 before reinsurance and $24,523 net of reinsurance. As of December 31, 2004 and 2003, the Company's reserve for GMDB claims was $456 and $1,661, respectively. See Note 3 for discussion of the impact of adopting a new accounting principle regarding GMDB reserves in 2004.

     Significant Concentrations of Credit Risk: The Company grants mainly commercial mortgage loans on real estate to customers throughout the U.S. As of December 31, 2004, the Company had a diversified portfolio with no more than 25.6% in any geographic region of the U.S. and no more than 2.6% with any one borrower. As of December 31, 2004, 25.3% of the carrying value of the Company's commercial mortgage loan portfolio financed industrial properties.

     Significant Business Concentrations: As of December 31, 2004, the Company did not have a material concentration of financial instruments in a single investee, industry or geographic region of the U.S. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region of the U.S. in which business is conducted that makes it overly vulnerable to a single event which could cause a severe impact to the Company's financial position.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     Reinsurance: The Company has entered into reinsurance contracts to cede a portion of its general account life and annuity business. Total amounts recoverable from unrelated parties and NLIC under these reinsurance contracts include ceded reserves, paid and unpaid claims, and certain other amounts and totaled $656,032 and $387,689 as of December 31, 2004 and 2003, respectively. The ceding of risk does not discharge the original insurer from its primary obligation to the contract holder. Under the terms of certain of the contracts, trusts have been established as collateral for the recoveries. The trust assets are invested in investment grade securities, the fair value of which must at all times be greater than or equal to 100% or 102% of the reinsured reserves, as outlined in the underlying contracts.

     The Company has also entered into a reinsurance contract with NLIC to cede a portion of its individual deferred fixed annuity contracts on a modified coinsurance basis. This agreement is described in more detail in Note 14.

     Collateral - Derivatives: The Company enters into agreements with various counterparties to execute over-the-counter derivative transactions. The Company's policy is to include a Credit Support Annex with each agreement to protect the Company for any exposure above the approved credit threshold. This also protects the counterparty against exposure to the Company. The Company generally posts securities as collateral and receives cash as collateral from counterparties. The Company maintains ownership of the pledged securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the period it is pledged as collateral.

     Collateral - Securities Lending: The Company, through its agent, lends certain portfolio holdings and in turn receives cash collateral. The cash collateral is invested in high-quality short-term investments. The Company's policy requires a minimum of 102% of the fair value of the securities loaned to be maintained as collateral. Net returns on the investments, after payment of a rebate to the borrower, are shared between the Company and its agent. Both the borrower and the Company can request or return the loaned securities at any time. The Company maintains ownership of the securities at all times and is entitled to receive from the borrower any payments for interest or dividends received on such securities during the loan term.

(5)  FAIR VALUE OF FINANCIAL INSTRUMENTS

     The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. For this reason, among others, the aggregate fair value amounts presented do not represent the underlying value of the Company.

     The fair value of a financial instrument is defined as the amount at which the financial instrument could be bought or sold, or in the case of liabilities incurred or settled, in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on the best information available in the circumstances. Such estimates of fair value should consider prices for similar assets or similar liabilities and the results of valuation techniques to the extent available in the circumstances. Examples of valuation techniques include the present value of estimated expected future cash flows using discount rates commensurate with the risks involved, option-pricing models, matrix pricing, option-adjusted spread models and fundamental analysis. Valuation techniques for measuring assets and liabilities must be consistent with the objective of measuring fair value and should incorporate assumptions that market participants would use in their estimates of values, future revenues, and future expenses, including assumptions about interest rates, default, prepayment, and volatility. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using matrix pricing, present value or other suitable valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

     Although insurance contracts are specifically exempted from the disclosure requirements (other than those that are classified as investment contracts), the Company's estimate of the fair values of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The tax ramifications of the related unrealized gains and losses can have a significant effect on the estimates of fair value and have not been considered in arriving at such estimates.

     In estimating its fair value disclosures, the Company used the following methods and assumptions:

     Fixed maturity and equity securities available-for-sale: The fair value of fixed maturity and marketable equity securities is generally obtained from independent pricing services based on market quotations. For fixed maturity securities not priced by independent services (generally private placement securities and securities that do not trade regularly), an internally developed pricing model or "corporate pricing matrix" is most often used. The corporate pricing matrix is developed by obtaining spreads versus the U.S. Treasury yield for corporate securities with varying weighted average lives and bond ratings. The weighted average life and bond rating of a particular fixed maturity security to be priced using the corporate matrix are important inputs into the model and are used to determine a corresponding spread that is added to the U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular fixed maturity security. Additionally, for valuing certain fixed maturity securities with complex cash flows such as certain mortgage-backed and asset-backed securities, a "structured product model" is used. The structured product model uses third party pricing tools. For securities for which quoted market prices are not available and for which the Company's structured product model is not suitable for estimating fair values, qualified company representatives determine the fair value using other modeling techniques, primarily using a commercial software application utilized in valuing complex securitized investments with variable cash flows. As of December 31, 2004, 71.8% of the fair values of fixed maturity securities were obtained from independent pricing services, 22.9% from the Company's pricing matrices and 5.3% from other sources.

     Mortgage loans on real estate, net: The fair values for mortgage loans on real estate are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Estimated fair value is based on the present value of expected future cash flows discounted at the loan's effective interest rate.

     Policy loans and short-term investments: The carrying amounts reported in the balance sheets for these instruments approximate their fair values.

     Separate account assets and liabilities: The fair values of assets held in separate accounts are based on quoted market prices of the underlying securities. The fair value of liabilities related to separate accounts are the amounts payable on demand, which are net of certain surrender charges.

     Investment contracts: The fair value for the Company's liabilities under investment type contracts are based on one of two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

     Policy reserves on life insurance contracts: Included are disclosures for individual life insurance, COLI, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies for which the Company has used discounted cash flow analyses, similar to those used for investment contracts with known maturities, to estimate fair value.

     Collateral received - securities lending and derivatives: The carrying amounts reported in the balance sheets for these instruments approximate their fair value.

     Commitments to extend credit: Commitments to extend credit have nominal fair values because of the short-term nature of such commitments and therefore are not included in the subsequent table. See Note 4.

     Interest rate and cross-currency interest rate swaps: The fair values for interest rate and cross-currency interest rate swaps are calculated with pricing models using current rate assumptions.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Futures contracts: The fair values for futures contracts are based on quoted market prices.

     Other derivatives: The fair values of credit default swaps are calculated with pricing models using current spread assumptions for the underlying issuers.

     The following table summarizes the carrying amounts and estimated fair values of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts as of December 31:

                                                                 2004                                    2003
                                                           ----------------------------------------  -------------------------------
                                                               CARRYING              ESTIMATED         Carrying         Estimated
                                                                AMOUNT              FAIR VALUE          amount         fair value
====================================================================================================================================

ASSETS
Investments:
   Securities available-for-sale:
      Fixed maturity securities                                  $ 4,786,899           $ 4,786,899      $4,704,525       $4,704,525
      Equity securities                                                7,611                 7,611           6,424            6,424
   Mortgage loans on real estate, net                              1,232,003             1,264,390       1,125,962        1,190,962
   Policy loans                                                          914                   914             571              571
   Short-term investments                                            150,185               150,185         114,339          114,339
Assets held in separate accounts                                   2,289,967             2,289,967       2,384,737        2,384,737

LIABILITIES
Investment contracts                                              (6,266,303)           (6,011,956)     (5,906,376)      (5,683,277)
Policy reserves on life insurance contracts                         (265,956)             (248,195)       (214,334)        (218,039)
Collateral received - securities lending and derivatives            (140,655)             (140,655)       (112,720)        (112,720)
Liabilities related to separate accounts                          (2,289,967)           (2,240,289)     (2,384,737)      (2,323,505)

DERIVATIVE FINANCIAL INSTRUMENTS
Interest rate swaps hedging assets                                      (388)                 (388)          1,043            1,043
Cross-currency interest rate swaps                                   (12,233)              (12,233)         (6,242)          (6,242)
Futures contracts                                                       (283)                 (283)           (731)            (731)
Other derivatives                                                      1,403                 1,403           1,258            1,258
------------------------------------------------------------------------------------------------------------------------------------


(6)  DERIVATIVE FINANCIAL INSTRUMENTS

     QUALITATIVE DISCLOSURE

     Interest Rate Risk Management

     The Company periodically purchases fixed rate investments to back variable rate liabilities. As a result, the Company can be exposed to interest rate risk due to the mismatch between variable rate liabilities and fixed rate assets. To mitigate this risk, the Company enters into various types of derivative instruments to minimize this mismatch, with fluctuations in the fair values of the derivatives offsetting changes in the fair values of the investments resulting from changes in interest rates. The Company principally uses pay fixed/receive variable interest rate swaps to manage this risk.

     Under interest rate swaps, the Company receives variable interest rate payments and makes fixed rate payments. The fixed interest paid on the swap offsets the fixed interest received on the investment, resulting in the Company receiving the variable interest payments on the swap, generally 3-month U.S. LIBOR. The net receipt of a variable rate will then match the variable rate paid on the liability.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     As a result of entering into commercial mortgage loan and private placement commitments, the Company is exposed to changes in the fair value of such commitments due to changes in interest rates during the commitment period prior to the loans being funded. To manage this risk, the Company enters into short U.S. Treasury futures during the commitment period.

     With short U.S. Treasury futures, if interest rates rise (fall), the gains (losses) on the futures will offset the change in fair value of the commitment attributable to the change in interest rates.

     The Company periodically purchases variable rate investments (i.e. commercial mortgage loans and corporate bonds). As a result, the Company can be exposed to variability in cash flows and investment income due to changes in interest rates. Such variability poses risks to the Company when the assets are funded with fixed rate liabilities. To manage this risk, the Company may enter into receive fixed/pay variable interest rate swaps.

     In using interest rate swaps, the Company receives fixed interest rate payments and makes variable rate payments. The variable interest paid on the swap offsets the variable interest received on the investment, resulting in the Company receiving the fixed interest payments on the swap. The net receipt of a fixed rate will then match the fixed rate paid on the liability.

     Foreign Currency Risk Management

     The Company is exposed to changes in fair value of fixed rate investments denominated in a foreign currency due to changes in foreign currency exchange rates and related interest rates. To manage this risk, the Company uses cross-currency interest rate swaps to convert these assets to variable U.S. dollar rate instruments.

     Cross-currency interest rate swaps on investments are structured to pay a fixed rate in the foreign currency and receive a variable U.S. dollar rate, generally 3-month U.S. LIBOR. The terms of the foreign currency paid on the swap will exactly match the terms of the foreign currency received on the asset, thus eliminating currency risk. Because the resulting cash inflows remain variable, the Company has designated such cross-currency interest rate swaps in fair value hedging relationships.

     Equity Market Risk Management

     Many of the Company's individual variable annuity contracts offer GMDB features. A GMDB generally provides a benefit if the annuitant dies and the contract value is less than a contractually defined amount. Such specified amounts vary from contract to contract based on the date the contract was entered into as well as the GMDB feature elected. A decline in the stock market may cause the contract value to fall below this specified amount and the net amount at risk to increase. The net amount at risk is the amount by which the GMDB exceeds the contract value at any given time and is a primary indicator of potential future GMDB claims. The Company manages the risk of these benefits primarily by entering into reinsurance arrangements with third parties. See Note 4 for additional discussion.

     Other Non-Hedging Derivatives

     The Company sells credit default protection on selected debt instruments and combines the credit default swap with selected assets the Company owns to replicate a higher yielding bond. These assets may have sufficient duration for the related liability, but do not earn a sufficient credit spread. The combined credit default swap and instrument provides the duration and credit spread targeted by the Company. The credit default swaps do not qualify for hedge accounting treatment.

     The Company also has purchased credit default protection on selected debt instruments exposed to short-term credit concerns, or because the combination of the corporate bond and purchased default protection provides sufficient spread and duration targeted by the Company. The purchased credit default protection does not qualify for hedge accounting treatment.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     QUANTITATIVE DISCLOSURE

     Fair Value Hedges

     During the years ended December 31, 2004, 2003 and 2002, a net gain of $2,261, a net loss of $724 and a net gain of $1,689, respectively, were recognized in net realized gains and losses on investments, hedging instruments and hedged items. This represents the ineffective portion of the fair value hedging relationships. There were no gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness. There were also no gains or losses recognized in earnings as a result of hedged firm commitments no longer qualifying as fair value hedges.

     Cash Flow Hedges

     For the year ended December 31, 2004, the ineffective portion of cash flow hedges was a net loss of $2,572. The ineffective portion of cash flow hedges was immaterial for the years ended December 31, 2003 and 2002. There were no net gains or losses attributable to the portion of the derivative instruments' change in fair value excluded from the assessment of hedge effectiveness.

     The Company anticipates reclassifying less than $500 in net losses out of AOCI over the next 12-month period.

     Other Derivative Instruments

     Net realized gains and losses on investments, hedging instruments and hedged items for the years ended December 31, 2004, 2003 and 2002 included a net loss of $132, a net gain of $1,989 and a net loss of $667, respectively, related to other derivative instruments not designated in hedging relationships.

     The following tables summarizes the notional amount of derivative financial instruments outstanding as of December 31:

                                                                                                       2004                 2003
====================================================================================================================================

 Interest rate swaps:
   Pay fixed/receive variable rate swaps hedging investments                                               $ -      $          9,000
   Pay variable/receive fixed rate swaps hedging investments                                            28,112                30,512
   Other contracts hedging investments                                                                   5,000                1,654
Cross-currency interest rate swaps:
    Hedging foreign currency denominated investments                                                    45,128               37,476
Credit default swaps and other non-hedging instruments                                                 189,500               119,500
Futures contracts                                                                                       45,100               59,100
------------------------------------------------------------------------------------------------------------------------------------
    Total                                                                                            $ 312,840             $ 257,242
====================================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     (7)  INVESTMENTS

     The following table summarizes the amortized cost, gross unrealized gains and losses, and estimated fair values of securities available-for-sale as of the dates indicated:

                                                                                              GROSS             GROSS
                                                                          AMORTIZED        UNREALIZED        UNREALIZED
                                                                            COST              GAINS            LOSSES
===============================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                     $ 14,532             $ 986              $ 37
   Agencies not backed by the full faith and credit of the U.S.                155,455             2,986                45
     Government 1
   Obligations of states and political subdivisions                             36,000               391               104
   Corporate securities
      Public                                                                 1,866,999            78,167             4,520
      Private                                                                1,164,688            53,533             4,758
   Mortgage-backed securities - U.S. Government-backed                         787,732            10,953             2,025
   Asset-backed securities                                                     613,394            15,316             2,744
-------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                     4,638,800           162,332            14,233
Equity securities                                                                6,607             1,004                 -
-------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                            $ 4,645,407         $ 163,336          $ 14,233
===============================================================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                    $ 147,623           $ 5,392               $ 7
   Obligations of states and political subdivisions                             20,713                14               338
   Corporate securities
      Public                                                                 1,749,121            99,734             5,148
      Private                                                                1,060,893            66,878             4,324
   Mortgage-backed securities - U.S. Government-backed                         864,722            16,565             2,350
   Asset-backed securities                                                     665,363            24,835             5,161
-------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities                                     4,508,435           213,418            17,328
Equity securities                                                                6,462                 -                38
-------------------------------------------------------------------------------------------------------------------------------
            Total securities available-for-sale                            $ 4,514,897         $ 213,418          $ 17,366
===============================================================================================================================

                                                                         ESTIMATED
                                                                        FAIR VALUE
======================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                    $ 15,481
   Agencies not backed by the full faith and credit of the U.S.               158,396
     Government 1
   Obligations of states and political subdivisions                            36,287
   Corporate securities
      Public                                                                1,940,646
      Private                                                               1,213,463
   Mortgage-backed securities - U.S. Government-backed                        796,660
   Asset-backed securities                                                    625,966
--------------------------------------------------------------------------------------
         Total fixed maturity securities                                    4,786,899
Equity securities                                                               7,611
--------------------------------------------------------------------------------------
            Total securities available-for-sale                           $ 4,794,510
======================================================================================

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S.
     Government corporations and agencies                                   $ 153,008
   Obligations of states and political subdivisions                            20,389
   Corporate securities
      Public                                                                1,843,707
      Private                                                               1,123,447
   Mortgage-backed securities - U.S. Government-backed                        878,937
   Asset-backed securities                                                    685,037
--------------------------------------------------------------------------------------
         Total fixed maturity securities                                    4,704,525
Equity securities                                                               6,424
--------------------------------------------------------------------------------------
            Total securities available-for-sale                           $ 4,710,949
======================================================================================

-----------------------

1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The table below summarizes the amortized cost and estimated fair value of fixed maturity securities available-for-sale, by maturity, as of December 31, 2004. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                                   AMORTIZED            ESTIMATED
                                                                                                      COST              FAIR VALUE
===================================================================================================================================

Fixed maturity securities available-for-sale:
   Due in one year or less                                                                          $ 118,824            $ 121,313
   Due after one year through five years                                                            1,455,287            1,509,009
   Due after five years through ten years                                                           1,408,160            1,464,929
   Due after ten years                                                                                255,403              269,022
-----------------------------------------------------------------------------------------------------------------------------------
Subtotal                                                                                            3,237,674            3,364,273
    Mortgage-backed securities - U.S. Government-backed                                               787,732              796,660
    Asset-backed securities                                                                           613,394              625,966
-----------------------------------------------------------------------------------------------------------------------------------
Total                                                                                             $ 4,638,800          $ 4,786,899
===================================================================================================================================

     The following table presents the components of unrealized gains on securities available-for-sale, net, as of December 31:

                                                                                                        2004                 2003
====================================================================================================================================

Net unrealized gains, before adjustments and taxes                                                   $ 149,103            $ 196,052
Adjustment to DAC                                                                                      (67,193)             (98,401)
Deferred federal income tax                                                                            (28,668)             (34,178)
------------------------------------------------------------------------------------------------------------------------------------
   Net unrealized gains                                                                               $ 53,242             $ 63,473
====================================================================================================================================

     The following table presents an analysis of the net (decrease) increase in net unrealized gains on securities available-for-sale for the years ended December 31:

                                                                                    2004                 2003                 2002
====================================================================================================================================

Fixed maturity securities                                                       $ (47,991)             $ 1,534            $ 157,573
Equity securities                                                                   1,042                  (38)                   -
------------------------------------------------------------------------------------------------------------------------------------
   Net change                                                                   $ (46,949)             $ 1,496            $ 157,573
====================================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following table summarizes by time the gross unrealized losses on securities available-for-sale in an unrealized loss position as of the dates indicated:

                                                      LESS THAN OR EQUAL                   MORE                   TOTAL
                                                          TO ONE YEAR                  THAN ONE YEAR
                                                -----------------------------   ----------------------------   ---------------
                                                                   GROSS                          GROSS
                                                  ESTIMATED      UNREALIZED      ESTIMATED      UNREALIZED      ESTIMATED
                                                 FAIR VALUE        LOSSES        FAIR VALUE       LOSSES        FAIR VALUE
==============================================================================================================================
December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S. Government
     corporations                                     $ 2,284           $ 29           $ 220            $ 8         $ 2,504
    Agencies not backed by the                         16,214             45               -              -          16,214
       full faith and credit of the
       U.S. Government 1 Obligations of states and
     political subdivisions                            22,019            104               -              -          22,019
   Corporate securities
      Public                                          227,459          2,478          61,554          2,042         289,013
      Private                                         175,393          3,174          36,778          1,584         212,171
   Mortgage-backed securities - U.S.
     Government-backed                                176,025          1,451          25,087            574         201,112
   Asset-backed securities                             82,602            952          27,052          1,792         109,654
------------------------------------------------------------------------------------------------------------------------------
            Total                                    $701,996        $ 8,233        $150,691        $ 6,000        $852,687
==============================================================================================================================
% of gross unrealized losses                                             58%                            42%

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and obligations of U.S. Government
     corporations and agencies                          $ 222            $ 7             $ -            $ -           $ 222
   Obligations of states and
     political subdivisions                            17,679            338               -              -          17,679
   Corporate securities
      Public                                          200,888          4,967           1,967            181         202,855
      Private                                         159,445          3,916           5,822            408         165,267
   Mortgage-backed securities - U.S.
     Government-backed                                166,124          2,339           1,224             11         167,348
   Asset-backed securities                            106,316          3,202          10,571          1,959         116,887
------------------------------------------------------------------------------------------------------------------------------
         Total fixed maturity securities              650,674         14,769          19,584          2,559         670,258
Equity securities                                         641             38               -              -             641
------------------------------------------------------------------------------------------------------------------------------
            Total                                    $651,315       $ 14,807        $ 19,584        $ 2,559        $670,899
==============================================================================================================================
% of gross unrealized losses                                             85%                            15%

                                                    GROSS
                                                  UNREALIZED
                                                    LOSSES
===============================================================
===============================================================

December 31, 2004:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations                                         $ 37
    Agencies not backed by the
       full faith and credit of the
       U.S. Government 1                                    45
   Obligations of states and
     political subdivisions                                104
   Corporate securities
      Public                                             4,520
      Private                                            4,758
   Mortgage-backed securities - U.S.
     Government-backed                                   2,025
   Asset-backed securities                               2,744
---------------------------------------------------------------
---------------------------------------------------------------
            Total                                     $ 14,233
===============================================================
===============================================================
% of gross unrealized losses

December 31, 2003:
Fixed maturity securities:
   U.S. Treasury securities and
     obligations of U.S. Government
     corporations and agencies                             $ 7
   Obligations of states and
     political subdivisions                                338
   Corporate securities
      Public                                             5,148
      Private                                            4,324
   Mortgage-backed securities - U.S.
     Government-backed                                   2,350
   Asset-backed securities                               5,161
---------------------------------------------------------------
---------------------------------------------------------------
         Total fixed maturity securities                17,328
Equity securities                                           38
---------------------------------------------------------------
---------------------------------------------------------------
            Total                                     $ 17,366
===============================================================
===============================================================
% of gross unrealized losses

---------------

1 During the fourth quarter of 2004, the Company began reporting separately amounts for agencies not backed by the full faith and credit of the U.S. Government.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     Proceeds from the sale of securities available-for-sale during 2004, 2003 and 2002 were $237,034, $131,195 and $84,129 respectively. During 2004, gross gains of $6,827 ($7,756 and $3,075 in 2003 and 2002, respectively) and gross losses of $1,213 ($2,203 and $1,534 in 2003 and 2002, respectively) were realized on those sales.


     The Company had $3,576 and $365 of real estate investments as of December 31, 2004 and 2003, respectively, that were non-income producing for the preceding twelve months.

     Real estate is presented at cost less accumulated depreciation of $36 as of December 31, 2004 ($13 as of December 31, 2003). The Company had no real estate held for disposal as of December 31, 2004 and 2003.

     As of December 31, 2004 and 2003, there were no mortgage loans on real estate considered to be impaired.

     The following table summarizes activity in the valuation allowance account for mortgage loans on real estate for the years ended December 31:

                                                                                       2004                    2003            2002
====================================================================================================================================

Allowance, beginning of period                                                       $ 3,254     $                67$        750
Net additions (reductions) charged (credited) to allowance                               257                    2,581        (77)
------------------------------------------------------------------------------------------------------------------------------------
   Allowance, end of period                                                          $ 3,511     $             3,254$        673
====================================================================================================================================


     During the third quarter of 2003, the Company refined its analysis of the overall performance of the mortgage loan portfolio and related allowance for mortgage loan losses. This analysis included an evaluation of the current composition of the portfolio, historical losses by property type, current economic conditions and probable losses inherent in the loan portfolio as of the balance sheet date, but not yet identified by specific loan. As a result of the analysis, the total valuation allowance was increased by $2,737.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED


     The following table summarizes net realized gains (losses) on investments, hedging instruments and hedged items by source for the years ended December 31:

                                                                                             2004            2003            2002
===================================================================================================================================

Realized gains on sales, net of hedging losses:
Fixed maturity securities available-for-sale                                               $ 6,644         $ 7,756         $ 3,075
Hedging losses on fixed maturity sales                                                           -               -            (132)
Equity securities available-for-sale                                                           183               -               -
Real estate                                                                                      -              40             340
Mortgage loans on real estate                                                                  501             196              90
Mortgage loan hedging losses                                                                     -             (29)              -
-----------------------------------------------------------------------------------------------------------------------------------
Total realized gains on sales                                                                7,328           7,963           3,373
-----------------------------------------------------------------------------------------------------------------------------------

Realized losses on sales, net of hedging gains:
Fixed maturity securities available-for-sale                                                (1,213)         (2,203)         (1,534)
Hedging gains on fixed maturity sales                                                          133             499             579
Real estate                                                                                      -               -             (77)
Mortgage loans on real estate                                                                 (892)           (735)           (194)
Mortgage loan hedging gains                                                                    439               -               -
Other                                                                                         (237)              -            (119)
-----------------------------------------------------------------------------------------------------------------------------------
Total realized losses on sales                                                              (1,770)         (2,439)         (1,345)
-----------------------------------------------------------------------------------------------------------------------------------

Other-than-temporary and other investment impairments:
Fixed maturity securities available-for-sale                                                (6,000)        (18,809)        (14,011)
Mortgage loans on real estate, including valuation allowance adjustment                          -          (2,581)             77

-----------------------------------------------------------------------------------------------------------------------------------
Total other-than-temporary and other investment impairments                                 (6,000)        (21,390)        (13,934)
-----------------------------------------------------------------------------------------------------------------------------------

Credit default swaps                                                                          (133)          2,020            (665)
Periodic net coupon settlements on non-qualifying derivatives                                1,172             944             641
Other derivatives                                                                             (318)           (757)          1,729
-----------------------------------------------------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gains (losses) on investments,                                                  $ 279       $ (13,659)      $ (10,201)
   hedging instruments and hedged items
===================================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following table summarizes net investment income by investment type for the years ended December 31:

                                                                  2004                2003               2002
=======================================================================================================================

Securities available-for-sale:
   Fixed maturity securities                                   $ 258,695          $ 243,517          $ 203,730
   Equity securities                                                 427                427                225
Mortgage loans on real estate                                     77,322             70,280             58,453
Real estate                                                          194                102                186
Short-term investments                                               265                440                892
Derivatives                                                           81                851                891
Other                                                                655                924                253
-----------------------------------------------------------------------------------------------------------------------
      Gross investment income                                    337,639            316,541            264,630
Less:
   Investment expenses                                             7,110              6,106              5,145
   Net investment income ceded (Note 14)                         294,904            276,550            233,322
-----------------------------------------------------------------------------------------------------------------------
      Net investment income                                     $ 35,625           $ 33,885           $ 26,163
=======================================================================================================================


     Fixed maturity securities with an amortized cost of $16,114 and $4,278 as of December 31, 2004 and 2003, respectively, were on deposit with various regulatory agencies as required by law.

     As of December 31, 2004 and 2003, the Company had pledged fixed maturity securities with a fair value of $5,100 and $1,971, respectively, as collateral to various derivative counterparties.

     As of December 31, 2004 and 2003, the Company had received $140,655 and $112,720, respectively, of cash collateral on securities lending. As of December 31, 2004, the Company had received $56 of non-cash collateral on securities lending. Both the cash and non-cash collateral amounts are included in short-term investments with a corresponding liability recorded in other liabilities. As of December 31, 2004 and 2003, the Company had loaned securities with a fair value of $137,048 and $109,472, respectively.

(8)  DEFERRED POLICY ACQUISITION COSTS

     As part of the regular quarterly analysis of DAC, at the end of the third quarter of 2002, the Company determined that using actual experience to date and assumptions consistent with those used in the second quarter of 2002, its individual variable annuity DAC balance would be outside a pre-set parameter of acceptable results. The Company also determined that it was not reasonably possible that the DAC would return to an amount within the acceptable parameter within a prescribed period of time. Accordingly, the Company unlocked its DAC assumptions for individual variable annuities and reduced the DAC asset to the amount calculated using the revised assumptions. Because the Company unlocked the net separate account growth rate assumption for individual variable annuities for the three-year reversion period, the Company unlocked that assumption for all investment products and variable universal life insurance products to be consistent across product lines.

     Therefore, in 2002, the Company recorded an acceleration of DAC amortization totaling $19,212, before tax, or $12,488, net of $6,724 of tax benefit, which was reported in the Individual Investments segment. The acceleration of DAC amortization was the result of unlocking certain assumptions underlying the calculation of DAC for investment products and variable universal life insurance products. The most significant assumption changes were the resetting of the Company's anchor date for reversion to the mean calculations to September 30, 2002, resetting the assumption for annual net separate account growth to 8% during the three-year reversion period for all investment products and variable life insurance products, and increasing the future lapses and costs related to GMDB on individual variable annuity contracts. These adjustments were primarily driven by the sustained downturn in the equity markets.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(9)  VARIABLE ANNUITY CONTRACTS


     The Company issues traditional variable annuity contracts through its separate accounts, for which investment income and gains and losses on investments accrue directly to, and investment risk is borne by, the contract holder. The Company also issues non-traditional variable annuity contracts in which the Company provides various forms of guarantees to benefit the related contract holders. There are two primary guarantee types that are provided by the Company under its non-traditional variable annuity contracts: (1) GMDB and (2) GMIB.


     The GMDB provides a specified minimum return upon death. Many, but not all, of these death benefits are spousal, whereby a death benefit will be paid upon death of the first spouse. The survivor has the option to terminate the contract or continue it and have the death benefit paid into the contract and a second death benefit paid upon the survivor's death. The Company offers five primary GMDB types:

     o RETURN OF PREMIUM - provides the greater of account value or total deposits made to the contract less any partial withdrawals and assessments, which is referred to as "net premiums". There are two variations of this benefit. In general, there is no lock in age for this benefit. However, for some contracts the GMDB reverts to the account value at a specified age, typically age 75.

     o RESET - provides the greater of a return of premium death benefit or the most recent five-year anniversary (prior to lock-in age) account value adjusted for withdrawals. For most contracts, this GMDB locks in at age 86 or 90, and for others the GMDB reverts to the account value at age 75, 85, 86 or 90.

     o RATCHET - provides the greater of a return of premium death benefit or the highest specified "anniversary" account value (prior to age 86) adjusted for withdrawals. Currently, there are three versions of ratchet, with the difference based on the definition of anniversary: monthaversary - evaluated monthly; annual - evaluated annually; and five-year - evaluated every fifth year.

     o ROLLUP - provides the greater of a return of premium death benefit or premiums adjusted for withdrawals accumulated at generally 5% simple interest up to the earlier of age 86 or 200% of adjusted premiums. There are two variations of this benefit. For certain contracts, this GMDB locks in at age 86, and for others the GMDB reverts to the account value at age 75.

     o EARNINGS ENHANCEMENT - provides an enhancement to the death benefit that is a specified percentage of the adjusted earnings accumulated on the contract at the date of death. There are two versions of this benefit: (1) the benefit expires at age 86, and a credit of 4% of account value is deposited into the contract; and (2) the benefit does not have an end age, but has a cap on the payout and is paid upon the first death in a spousal situation. Both benefits have age limitations. This benefit is paid in addition to any other death benefits paid under the contract.

     The GMIB is a living benefit that provides the contract holder with a guaranteed annuitization value. The GMIB types are:

     o RATCHET - provides an annuitization value equal to the greater of account value, net premiums or the highest one-year anniversary account value (prior to age 86) adjusted for withdrawals.

     o ROLLUP - provides an annuitization value equal to the greater of account value and premiums adjusted for withdrawals accumulated at 5% compound interest up to the earlier of age 86 or 200% of adjusted premiums.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following table summarizes the account values and net amount at risk, net of reinsurance, for variable annuity contracts with guarantees invested in both general and separate accounts as of the dates indicated:

                                                DECEMBER 31, 2004                              December 31. 2003
                                -----------------------------------------------------------------------------------------
                                -----------------------------------------------------------------------------------------
                                   ACCOUNT      NET AMOUNT     WTD. AVG.         Account      Net amount     Wtd. avg.
                                    VALUE        AT RISK1     ATTAINED AGE        value        at risk1    attained age
=========================================================================================================================
=========================================================================================================================

GMDB:
   Return of premium                 $ 218,509         $ 524             66       $ 203,939        $ 3,413            56
   Reset                             1,557,261        22,895             62       1,654,535         81,429            61
   Ratchet                             182,885           543             69         166,770          3,035            63
   Rollup                               70,820           561             59          81,881          1,239            68
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Subtotal                       2,029,475        24,523             62       2,107,125         89,116            62
Earnings enhancement                    11,612           529             58           9,583            249            59
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Total - GMDB                  $2,041,087      $ 25,052             62       2,116,708       $ 89,365            62
=========================================================================================================================
=========================================================================================================================

GMIB2:
Ratchet                               $ 13,208           $ -            N/A         $ 3,375            $ -           N/A
Rollup                                  39,813             -            N/A          14,013              -           N/A
-------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------
      Total - GMIB                    $ 53,021           $ -            N/A        $ 17,388            $ -           N/A
=========================================================================================================================
=========================================================================================================================


-----------------

     1 Net amount at risk is calculated on a seriatum basis and represents the greater of the respective guaranteed benefit less the account value and zero. As it relates to GMIB, net amount at risk is calculated as if all policies were eligible to annuitize immediately, although all GMIB options have a waiting period of at least 7 years from issuance, with the earliest annuitizations beginning in 2005.

     2 The weighted average period remaining until expected annuitization is not meaningful and has not been presented because there is currently no net GMIB exposure.

     The following table is a rollforward of the liabilities for guarantees on variable annuity contracts reflected in the Company's general account for the years indicated:

                                                                            GMDB                 GMIB                TOTAL
=============================================================================================================================

Balance as of December 31, 2002                                            $ 2,025                  $ -              $ 2,025
Expense provision                                                            1,939                    -                1,939
Net claims paid                                                             (2,303)                   -               (2,303)
-----------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2003                                              1,661                    -                1,661
Expense provision                                                              637                                       637
Net claims paid                                                             (1,842)                   -               (1,842)
-----------------------------------------------------------------------------------------------------------------------------
Balance as of December 31, 2004                                              $ 456                  $ -                $ 456
=============================================================================================================================

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The following summarizes account balances of contracts with guarantees that were invested in separate accounts as of the dates indicated:

                                                                                  DECEMBER 31,         December 31,
                                                                                      2004                 2003
=======================================================================================================================

Mutual funds:
   Bond                                                                                 $ 395,389            $ 408,954
   Domestic equity                                                                      1,436,916            1,470,862
   International equity                                                                    39,574               35,413
-----------------------------------------------------------------------------------------------------------------------
      Total mutual funds                                                                1,871,879            1,915,229
Money market funds                                                                         24,131               32,862
-----------------------------------------------------------------------------------------------------------------------
   Total                                                                              $ 1,896,010          $ 1,948,091
=======================================================================================================================


     The following assumptions and methodology were used to determine the GMDB claim reserves as of December 31, 2004 and December 31, 2003 (except where noted otherwise):

     o Data used was based on a combination of historical numbers and future projections involving 50 and 250 stochastically generated economic scenarios as of December 31, 2004 and 2003, respectively

     o    Mean gross equity performance - 8.1%

     o    Equity volatility - 18.7%

     o    Mortality - 100% of Annuity 2000 table

     o    Asset fees - equivalent to mutual fund and product loads

     o    Discount rate - 8.0%

         Lapse rate assumptions vary by duration as shown below:

DURATION (YEARS)          1        2         3        4        5         6        7         8        9        10+
---------------------------------------------------------------------------------------------------------------------

Minimum                   4.50%    5.50%     6.50%    8.50%   10.50%    10.50%   10.50%    17.50%   17.50%    17.50%
MAXIMUM                   4.50%    8.50%    11.50%   17.50%   22.50%    22.50%   22.50%    22.50%   22.50%    19.50%


     GMIB claim reserves are determined each period by estimating the expected value of annuitization benefits in excess of the projected account balance at the date of annuitization and recognizing the excess ratably over the accumulation period based on total assessments. The Company regularly evaluates estimates used and adjusts the additional liability balance as appropriate, with a related charge or credit to other benefits and claims in the period of evaluation if actual experience or other evidence suggests that earlier assumptions should be revised. The assumptions used in calculating GMIB claim reserves are consistent with those used for calculating GMDB claim reserves. In addition, the calculation of GMIB claim reserves assumes utilization ranges from a low of 3% when the contract holder's annuitization value is 10% in the money to 100% utilization when the contract holder is 90% in the money.

(10) FEDERAL INCOME TAX

     Through September 30, 2002, the Company filed a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the ultimate majority shareholder of NFS. Effective October 1, 2002, Nationwide Corporation's ownership in NFS decreased from 79.8% to 63.0%. Therefore, NFS and its subsidiaries, including the Company, no longer qualify to be included in the NMIC consolidated federal income tax return. The members of the NMIC consolidated federal income tax return group participated in a tax sharing arrangement, which provided, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Under Internal Revenue Code regulations, NFS and its subsidiaries cannot file a life/non-life consolidated federal income tax return until five full years following NFS' departure from the NMIC consolidated federal income tax return group. Therefore, NFS and its direct non-life insurance company subsidiaries will file a consolidated federal income tax return; NLIC and the Company will file a consolidated federal income tax return; and the direct non-life insurance companies under NLIC will file separate federal income tax returns, until 2008, when NFS becomes eligible to file a single life/non-life consolidated federal income tax return with all of its subsidiaries.

     The following table summarizes the tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31:

                                                                                             2004                 2003
========================================================================================================================

DEFERRED TAX ASSETS:
   Future policy benefits                                                                 $ 23,662             $ 13,467
   Deferred policy acquisition costs                                                         5,019               19,519
   Other                                                                                     5,000                3,996
------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax assets                                                             33,681               36,982
------------------------------------------------------------------------------------------------------------------------

DEFERRED TAX LIABILITIES:
   Fixed maturity securities                                                                50,724               67,209
   Equity securities and other investments                                                     399                   99
   Derivatives                                                                                 875                1,349
   Other                                                                                     1,390                1,562
------------------------------------------------------------------------------------------------------------------------
      Gross deferred tax liabilities                                                        53,388               70,219
------------------------------------------------------------------------------------------------------------------------
         Net deferred tax liability                                                       $ 19,707             $ 33,237
========================================================================================================================

     In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Future taxable amounts or recovery of federal income tax paid within the statutory carryback period can offset nearly all future deductible amounts. There was no valuation allowance as of December 31, 2004 and 2003.

     The Company's current federal income tax liability was $21,537 and $16,606 as of December 31, 2004 and 2003, respectively.

     The following table summarizes federal income tax expense attributable to income before the cumulative effect of adoption of an accounting principle for the years ended December 31:

                                                                                    2004                2003                 2002
===================================================================================================================================

Current                                                                          $ 22,174            $ 11,402              $ 5,093
Deferred                                                                           (5,188)             (2,897)              (4,741)
-----------------------------------------------------------------------------------------------------------------------------------
Federal income tax expense                                                       $ 16,986             $ 8,505                $ 352
===================================================================================================================================


     The customary relationship between federal income tax expense and pre-tax income from continuing operations did not exist in 2002. This was because of the impact of the $6,724 tax benefit associated with the $19,212 of accelerated DAC amortization reported in 2002 (see Note 8), which was calculated at the U.S. federal corporate income tax rate of 35%.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     Total federal income tax expense for the years ended December 31, 2004, 2003 and 2002 differs from the amount computed by applying the U.S. federal income tax rate to income from continuing operations before federal income tax expense and the cumulative effect of adoption of an accounting principle as follows:



                                                              2004                      2003                     2002
                                                          -----------------------   -----------------------  -----------------------
                                                          -----------------------   -----------------------  -----------------------
                                                             AMOUNT         %          Amount        %          Amount         %
====================================================================================================================================
====================================================================================================================================

Computed (expected) tax expense                                $ 18,519     35.0         $ 9,701      35.0         $ 1,145     35.0
Tax exempt interest and dividends                                (1,627)    (3.1)         (1,294)     (4.7)           (882)   (27.0)
  received deduction
Other, net                                                           94      0.2              98       0.4              89      2.7
------------------------------------------------------------------------------------------------------------------------------------
------------------------------------------------------------------------------------------------------------------------------------
Total                                                          $ 16,986     32.1         $ 8,505      30.7           $ 352     10.7
====================================================================================================================================
====================================================================================================================================


     Total federal income tax paid (refunded) was $17,243, $(996) and $9,368 during the years ended December 31, 2004, 2003 and 2002, respectively. See also Note 14.

(11) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

     The State of Ohio, where the Company is domiciled, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital, as defined by the NAIC, to authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The Company exceeded the minimum risk-based capital requirements for all periods presented herein.

     The statutory capital and surplus of the Company as of December 31, 2004 and 2003 was $230,186 and $228,250, respectively. The statutory net income
     (loss) of the Company for the years ended December 31, 2004, 2003 and 2002 was $12,549, $16,077 and $(2,167), respectively.

     The Company is limited in the amount of shareholder dividends it may pay without prior approval by ODI. As of January 1, 2005, based on statutory financial results as of and for the year ended December 31, 2004, the Company could pay dividends totaling $23,019 without obtaining prior approval.

     The Company currently does not expect such regulatory requirements to impair its ability to pay future operating expenses, interest and shareholder dividends.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

(12) COMPREHENSIVE INCOME

     Comprehensive income includes net income and certain items that are reported directly within separate components of shareholder's equity that bypass net income (other comprehensive income or loss). The following table summarizes the Company's other comprehensive (loss) income, before and after federal income tax benefit (expense), for the years ended December 31:

                                                                                          2004              2003              2002
====================================================================================================================================

Net unrealized (losses) gains on securities available-for-sale arising during the period:
   Gross unrealized (losses) gains                                                    $ (47,335)        $ (11,761)        $ 145,104
   Adjustment to deferred policy acquisition costs                                       31,208             4,569           (83,609)
   Related federal income tax benefit (expense)                                           5,645             2,517           (21,523)
------------------------------------------------------------------------------------------------------------------------------------
      Net unrealized (losses) gains                                                     (10,482)           (4,675)           39,972
------------------------------------------------------------------------------------------------------------------------------------

Reclassification adjustment for net realized losses on securities available-for-sale realized during the period:
   Gross unrealized losses                                                                  386            13,257            12,469
   Related federal income tax benefit                                                      (135)           (4,640)           (4,364)
------------------------------------------------------------------------------------------------------------------------------------
      Net reclassification adjustment                                                       251             8,617             8,105
------------------------------------------------------------------------------------------------------------------------------------

      Other comprehensive (loss) income on securities available-for-sale                (10,231)            3,942            48,077

------------------------------------------------------------------------------------------------------------------------------------

Accumulated net holding (losses) gains on cash flow hedges:
   Gross unrealized holding (losses) gains                                               (7,749)           (4,422)              679
   Related federal income tax benefit (expense)                                           2,712             1,547              (238)
------------------------------------------------------------------------------------------------------------------------------------
      Other comprehensive (loss) income on cash flow hedges                              (5,037)           (2,875)              441
------------------------------------------------------------------------------------------------------------------------------------

      Total other comprehensive (loss) income                                         $ (15,268)          $ 1,067          $ 48,518
====================================================================================================================================


     Adjustments for net realized gains and losses on the ineffective portion of cash flow hedges were immaterial during the years ended December 31, 2004, 2003 and 2002, respectively.

(13) PENSION PLAN AND POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

     The Company, together with other affiliated companies, is a participant in pension plans covering all employees who have completed at least one year of service and who have met certain age requirements. Plan contributions are invested in a group annuity contract issued by NLIC. All participants are eligible for benefits based on an account balance feature. Most participants are eligible for benefits based on the highest average annual salary of a specified number of consecutive years of the last ten years of service, if it is of greater value than the account balance feature. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

     Pension costs charged to operations by the Company during the years ended December 31, 2004, 2003 and 2002 were $887, $797 and $488, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     In addition to the defined benefit pension plan, the Company, together with certain other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally are available to full-time employees, hired prior to June 1, 2000, who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, by no more than 3% through 2006, at which time the cap will be frozen. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts issued by NLIC.

     The Company's accrued postretirement benefit expense as of December 31, 2004 and 2003 was $1,061 and $1,129, respectively. The net periodic benefit cost for the Company's postretirement benefit plan as a whole was $65, $65 and $170 for 2004, 2003 and 2002, respectively.

(14) RELATED PARTY TRANSACTIONS

     The Company has entered into significant, recurring transactions and agreements with NMIC and other affiliates as a part of its ongoing operations. The nature of the transactions and agreements include annuity and life insurance contracts, reinsurance agreements, cost sharing agreements, administration services agreements, marketing agreements, office space leases, intercompany repurchase agreements and cash management services agreements. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, the number of full-time employees, commission expense and other methods agreed to by the participating companies and that are within industry guidelines and practices. In addition, Nationwide Services Company, LLC
     (NSC), a subsidiary of NMIC, provides computer, telephone, mail, employee benefits administration and other services to NMIC and certain of its direct and indirect subsidiaries, including the Company, based on specified rates for units of service consumed. For the years ended December 31, 2004, 2003 and 2002, the Company made payments to NMIC and NSC totaling $3,122, $4,528 and $4,211, respectively. The Company does not believe that expenses recognized under these agreements are materially different than expenses that would have been recognized had the Company operated on a stand-alone basis.

     Funds of Gartmore Global Investments, Inc. (GGI), an affiliate, are offered to the Company's customer as investment options in certain of the Company's products. As of December 31, 2004 and 2003, customer allocations to GGI funds totaled $208,408 and $246,261, respectively. For the year ended December 31, 2004 and 2003, GGI paid the Company $625 and $847, respectively, for the distribution and servicing of these funds.

     The Company is a party to an intercompany reinsurance agreement with NLIC whereby certain individual deferred fixed annuity contracts are ceded on a modified coinsurance basis. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company's agreement, the investment risk associated with changes in interest rates is borne by NLIC. Risk of asset default is retained by the Company, although a fee is paid by NLIC to the Company for the Company's retention of such risk. The agreement will remain in force until all contract obligations are settled. Amounts ceded to NLIC in 2004 include premiums of $484,177 ($1,028,997 and $1,579,941 in
     2003 and 2002, respectively); net investment income of $294,904 ($276,550 and $233,322 in 2003 and 2002, respectively); policy reserves of $5,383,449 ($5,179,989 in 2003); and benefits, claims and other expenses of $739,596 ($1,269,091 and $1,794,569 in 2003 and 2002, respectively).

     The Company is a party to an intercompany reinsurance agreement with NLIC whereby a certain life insurance contract is ceded on a 100% coinsurance basis. No premium amounts were ceded to NLIC in 2004, 2003 and 2002, and benefits of $228, $402 and $207 were ceded to NLIC during 2004, 2003 and 2002, respectively. Policy reserves ceded and amounts receivable from NLIC under this agreement totaled $117,758 and $113,055 as of December 31, 2004 and 2003, respectively.

     The Company believes that the terms of the reinsurance agreements with affiliates are consistent in all material respects with what the Company could have obtained with unaffiliated parties.

     The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 2004, 2003 and 2002, the Company made lease payments to NMIC and its subsidiaries of $295, $478 and $647, respectively.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller will repurchase the securities at the original sales price plus interest. As of December 31, 2004, the Company had no outstanding borrowings from affiliated entities under such agreements ($33,320 as of December 31, 2003). During 2004, 2003 and 2002, the most the Company had outstanding at any given time was $36,900, $67,335 and $70,897, respectively, and the Company incurred interest expense on intercompany repurchase agreements of $36, $107 and $143 for 2004, 2003 and 2002, respectively. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

     The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company were $9,474 and $1,689 as of December 31, 2004 and 2003, respectively, and are included in short-term investments on the accompanying balance sheets. For the years ending December 31, 2004, 2003 and 2002, the Company paid NCMC fees totaling $5, $19 and $21, respectively.

     The Company received a capital contribution from NLIC in the amount of $95,000 in 2002.

     Through September 30, 2002, the Company filed a consolidated federal income tax return with NMIC, as discussed in more detail in Note 10. Beginning October 1, 2002, the Company files a consolidated federal income tax return with NLIC. Total payments to (from) NMIC were $852, ($1,655) and $9,368 in the years ended December 31, 2004, 2003 and 2002, respectively. Payments made in 2004 and 2003 relate to tax years prior to deconsolidation.

(15) CONTINGENCIES

     The Company is a party to litigation and arbitration proceedings in the ordinary course of its business. It is not possible to determine the ultimate outcome of the pending investigations and legal proceedings or to provide reasonable ranges of potential losses. Some of the matters referred to below are in very preliminary stages, and the Company does not have sufficient information to make an assessment of plaintiffs' claims for liability or damages. In some of the cases seeking to be certified as class actions, the court has not yet decided whether a class will be certified or (in the event of certification) the size of the class and class period. In many of the cases, plaintiffs are seeking undefined amounts of damages or other relief, including punitive damages and equitable remedies, that are difficult to quantify and cannot be defined based on the information currently available. The Company does not believe, based on information currently known by the Company's management, that the outcomes of such pending investigations and legal proceedings are likely to have a material adverse effect on the Company's financial position. However, given the large and/or indeterminate amounts sought in certain of these matters and inherent unpredictability of litigation, it is possible that an adverse outcome in certain matters could have a material adverse effect on the Company's financial results in a particular quarterly or annual period.

     In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits relating to life insurance and annuity pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements.

     The financial services industry, including mutual fund, variable annuity, life insurance and distribution companies, has also been the subject of increasing scrutiny by regulators, legislators and the media over the past two years. Numerous regulatory agencies, including the SEC, the National Association of Securities Dealers and the New York State Attorney General, have commenced industry-wide investigations regarding late trading and market timing in connection with mutual funds and variable insurance contracts, and have commenced enforcement actions against some mutual fund and life insurance companies on those issues. The Company has been contacted by the SEC and the New York State Attorney General, who are investigating market timing in certain mutual funds offered in insurance products sponsored by the Company. The Company is cooperating with this investigation and is responding to information requests.

                  NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
        (A WHOLLY-OWNED SUBSIDIARY OF NATIONWIDE LIFE INSURANCE COMPANY)

                    NOTES TO FINANCIAL STATEMENTS, CONTINUED

     In addition, state and federal regulators have commenced investigations or other proceedings relating to compensation and bidding arrangements and possible anti-competitive activities between insurance producers and brokers and issuers of insurance products, and unsuitable sales by producers on behalf of either the issuer or the purchaser. Also under investigation are compensation arrangements between the issuers of variable insurance contracts and mutual funds or their affiliates. Related investigations and proceedings may be commenced in the future. The Company has been contacted by regulatory agencies and state attorneys general for information relating to investigations into these compensation and bidding arrangements, anti-competitive activities and unsuitable sales practices. The Company is cooperating with regulators in connection with these inquiries. NMIC, the Company's ultimate parent, has been contacted by certain regulators for information on these issues with respect to its operations and the operations of its subsidiaries, including the Company. The Company will cooperate with NMIC in responding to these inquiries to the extent that any inquiries encompass its operations.

     These proceedings are expected to continue in the future and could result in legal precedents and new industry-wide legislation, rules and regulations that could significantly affect the financial services industry, including life insurance and annuity companies. These proceedings also could affect the outcome of one or more of the Company's litigation matters.

     On January 21, 2004, the Company was named in a lawsuit filed in the United States District Court for the Northern District of Mississippi entitled United Investors Life Insurance Company v. Nationwide Life Insurance Company and/or Nationwide Life Insurance Company of America and/or Nationwide Life and Annuity Insurance Company and/or Nationwide Life and Annuity Company of America and/or Nationwide Financial Services, Inc. and/or Nationwide Financial Corporation, and John Does A-Z. In its complaint, plaintiff United Investors alleges that the Company and/or its affiliated life insurance companies caused the replacement of variable insurance policies and other financial products issued by United Investors with policies issued by the Nationwide defendants. The plaintiff raises claims for (1) violations of the Federal Lanham Act, and common law unfair competition and defamation, (2) tortious interference with the plaintiff's contractual relationship with Waddell & Reed, Inc. and/or its affiliates, Waddell & Reed Financial, Inc., Waddell & Reed Financial Services, Inc. and W&R Insurance Agency, Inc., or with the plaintiff's contractual relationships with its variable policyholders, (3) civil conspiracy, and
     (4) breach of fiduciary duty. The complaint seeks compensatory damages, punitive damages, pre- and post-judgment interest, a full accounting, a constructive trust, and costs and disbursements, including attorneys' fees. The Company filed a motion to dismiss the complaint on June 1, 2004. On February 8, 2005 the court denied the motion to dismiss. The Company intends to defend this lawsuit vigorously.

     On October 31, 2003, the Company was named in a lawsuit seeking class action status filed in the United States District Court for the District of Arizona entitled Robert Helman et al v. Nationwide Life Insurance Company et al. The suit challenges the sale of deferred annuity products for use as investments in tax-deferred contributory retirement plans. On April 8, 2004, the plaintiff filed an amended class action complaint on behalf of all persons who purchased an individual variable deferred annuity contract or a certificate to a group variable annuity contract issued by NLIC or the Company which were allegedly used to fund certain tax-deferred retirement plans. The amended class action complaint seeks unspecified compensatory damages. NLIC, on behalf of the defendants, filed a motion to dismiss the complaint on May 24, 2004. On July 27, 2004, the court granted NLIC's motion to dismiss. The plaintiff has appealed that dismissal to the United States Court of Appeals for the Ninth Circuit. The Company intends to defend this lawsuit vigorously.

PART C. OTHER INFORMATION

         Item 26.        EXHIBITS

                         (a) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with initial registration statement (333-121878) and hereby incorporated by reference.

                         (b)   Not Applicable.

                         (c) Underwriting or Distribution of contracts between the Depositor and Principal Underwriter - Filed previously with initial registration statement (333-121878) and hereby incorporated by reference.

                         (d) The form of the contract - Filed previously with initial registration statement (333-121878) and hereby incorporated by reference.

                         (e) The form of the contract application - Filed previously with initial registration statement (333-121878) and hereby incorporated by reference.

                         (f) Articles of Incorporation of Depositor - Filed previously with initial registration statement (333-31725) and hereby incorporated by reference.

                         (g)   Reinsurance Contracts - Not Applicable.

                         (h) Form of Participation Agreements - Filed previously with initial registration statement (333-121878) and hereby incorporated by reference.

                         (i)   Not Applicable.

                         (j)   Not Applicable.

                         (k) Opinion of Counsel - Filed previously with initial registration statement (333-121878) and hereby incorporated by reference.

                         (l)   Not Applicable.

                         (m)   Not Applicable.

                         (n) Consent of Independent Registered Public Accounting Firm - Attached hereto.

                         (o)   Not Applicable.

                         (p)   Not Applicable.

                         (q) Redeemability Exemption Procedures - Filed previously with registration statement (333-46338) and hereby incorporated by reference.

Item 27.          DIRECTORS AND OFFICERS OF THE DEPOSITOR

Arden L. Shisler, Chairman of the Board
W.G. Jurgensen, Director and Chief Executive Officer
Mark R. Thresher, President and Chief Operating Officer
Patricia R. Hatler, Executive Vice President and Chief Legal and Governance
    Officer
Terri L. Hill, Executive Vice President-Chief Administrative Officer
Michael C. Keller, Executive Vice President-Chief Information Officer
Kathleen D. Ricord, Executive Vice President-Chief Marketing Officer
W. Kim Austen, Senior Vice President-Property and Casualty Commercial/Farm Product Pricing
J. Stephen Baine, Senior Vice President-Corporate Strategy
James R. Burke, Senior Vice President-P/C Strategic Planning and Operations David A. Diamond, Senior Vice President
Thomas W. Dietrich, Senior Vice President-Division General Counsel
Dennis P. Drent, Senior Vice President-Internal Audits
Peter A. Golato, Senior Vice President-Individual Protection Business Head
J. Lynn Greenstein, Senior Vice President-Property and Casualty Personal Lines Product Pricing
Kelly A. Hamilton, Senior Vice President-PC Finance
David K. Hollingsworth, Senior Vice President-PCIO Brokerage Operations &
   Sponsor Relations
David R. Jahn, Senior Vice President-Property and Casualty Claims
Richard A. Karas, Senior Vice President-Non-Affiliated Sales
M. Eileen Kennedy, Senior Vice President-Chief Financial Officer
Gale V. King, Senior Vice President-Property and Casualty Human Resources Srinivas Koushik, Senior Vice President-Chief Technology Officer
Gregory S. Lashutka, Senior Vice President-Corporate Relations
Katherine A. Mabe, Senior Vice President-Marketing, Strategy and Urban
   Operations
Duane C. Meek, Senior Vice President-Group Business Head
Keith I. Millner, Senior Vice President-In Retirement Business Head
Brian W. Nocco, Senior Vice President and Treasurer
R. Dennis Noice, Senior Vice President-NF Systems
Mark D. Phelan, Senior Vice President-Individual Investments Business Head Steven P. Rothman, Senior Vice President-IT Strategy and Solutions Delivery
Gary I. Siroko, Senior Vice President-CIO Strategic Investments
John S. Skubik, Senior Vice President-Consumer Finance
Gail G. Snyder, Senior Vice President-Enterprise Portfolio & Strategy Management Mark D. Torkos, Senior Vice President-Property and Casualty Systems
Thomas E. Barnes, Vice President-Assistant to the CEO and Secretary
Joseph A. Alutto, Director
James G. Brocksmith, Jr., Director
Keith W. Eckel, Director
Lydia M. Marshall, Director
Donald L. McWhorter, Director
Martha James Miller de Lombera, Director
David O. Miller, Director
James F. Patterson, Director
Gerald D. Prothro, Director
Alex Shumate, Director

The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215

Item 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

               * Subsidiaries for which separate financial statements are filed

               ** Subsidiaries included in the respective consolidated financial statements

               *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

               **** Other subsidiaries


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  1717 Advisory Services, Inc.          Pennsylvania                           The company was formerly registered as an investment
                                                                               advisor and is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Brokerage Services, Inc.         Pennsylvania                           The company is registered as a broker-dealer.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Capital Management Company*      Pennsylvania                           The company is registered as a broker-dealer and
                                                                               investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of              Massachusetts                          The company was established to grant proper licensing
  Massachusetts, Inc.                                                          to Provident Mutual Life Insurance Company (n.k.a.
                                                                               Nationwide Life Insurance Company of America)
                                                                               affiliates in Massachusetts.
------------------------------------------------------------------------------------------------------------------------------------
  1717 Insurance Agency of Texas, Inc.  Texas                                  The company was established to grant proper licensing
                                                                               to former Provident Mutual Life Insurance Company
                                                                               (n.k.a. Nationwide Life Insurance Company of America)
                                                                               affiliates in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Advisors, Inc.      Texas                                  The company is an investment advisor registered with
                                                                               the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  401(k) Investment Services, Inc.*     Texas                                  The company is a broker-dealer registered with the
                                                                               National Association of Securities Dealers, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  AGMC Reinsurance, Ltd.                Turks & Caicos                         The company is in the business of reinsurance of
                                        Islands                                mortgage guaranty risks.
------------------------------------------------------------------------------------------------------------------------------------
  AID Finance Services, Inc.            Iowa                                   The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Document Solutions, Inc.       Iowa                                   The company provides general printing services to its
                                                                               affiliated companies as well as to unaffiliated
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED General Agency Company         Iowa                                   The  company acts as a general agent and surplus
                                                                               lines broker for property and casualty insurance
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group, Inc.                    Iowa                                   The company is a property and casualty insurance
                                                                               holding company.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Group Insurance Marketing      Iowa                                   The company engages in the direct marketing of
  Company                                                                      property and casualty insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  ALLIED Property and Casualty          Iowa                                   The company underwrites general property and casualty
  Insurance Company                                                            insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Allied Texas Agency, Inc.             Texas                                  The company acts as a managing general agent to place
                                                                               personal and commercial automobile insurance with
                                                                               Colonial County Mutual Insurance Company for the
                                                                               independent agency companies.
------------------------------------------------------------------------------------------------------------------------------------
  Allnations, Inc.                      Ohio                                   The company engages in promoting, extending, and
                                                                               strengthening cooperative insurance organizations
                                                                               throughout the world.
------------------------------------------------------------------------------------------------------------------------------------
  AMCO Insurance Company                Iowa                                   The company underwrites general property and
                                                                               casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  American Marine Underwriters, Inc.    Florida                                The company is an underwriting manager for ocean
                                                                               cargo and hull insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Asset Management Holdings plc*        England and Wales                      The company is a holding company of a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Audenstar Limited                     United Kingdom                         The company is an investment holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Cal-Ag Insurance Services, Inc.       California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  CalFarm Insurance Agency              California                             The company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Pro Holding, Inc.             Delaware                               The company operates as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Capital Professional Advisors, Inc.   Delaware                               The company provides training and financial support
                                                                               for certain financial services firms.  The company
                                                                               also provides financial services support through a
                                                                               broker-dealer subsidiary, an investment advisor
                                                                               subsidiary and an insurance agency subsidiary.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Advisory Services, Inc.       Delaware                               The company is an investment advisor that is
                                                                               registered in the State of Minnesota.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Brokerage Services, Inc.*     Delaware                               The company is a registered broker-dealer that
                                                                               conducts a general securities business.  It provides
                                                                               investment advisory services for customers of
                                                                               financial services firms that have contractual
                                                                               agreements with its parent company, Capital
                                                                               Professional Advisors, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Cap Pro Insurance Agency Services,    Delaware                               The company is a licensed insurance agency that sells
  Inc.                                                                         and services insurance products for financial
                                                                               services firms that have contractual agreements with
                                                                               its parent company, Capital Professional Advisors,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Colonial County Mutual Insurance      Texas                                  The company underwrites non-standard automobile and
  Company*                                                                     motorcycle insurance and other various commercial
                                                                               liability coverages in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Cooperative Service Company           Nebraska                               The company is an insurance agency that sells and
                                                                               services commercial insurance.  The company also
                                                                               provides loss control and compliance consulting
                                                                               services and audit, compilation, and tax preparation
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Corviant Corporation                  Delaware                               The purpose of the company is to create a captive
                                                                               distribution network through which affiliates can
                                                                               sell multi-manager investment products, insurance
                                                                               products and sophisticated estate planning services.
------------------------------------------------------------------------------------------------------------------------------------
  Crestbrook Insurance Company          Ohio                                   The company is an Ohio-based multi-line insurance
  (f.k.a. CalFarm Insurance Company)                                           corporation that is authorized to write personal,
                                                                               automobile, homeowners and commercial insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Damian Securities Limited*            England and Wales                      The company is engaged in investment holding.
------------------------------------------------------------------------------------------------------------------------------------
  Delfi Realty Corporation              Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Depositors Insurance Company          Iowa                                   The company underwrites general property and casualty
                                                                               insurance.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency, LLC        California                             The purpose of the company is to sell property and
                                                                               casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Discover Insurance Agency of Texas,   Texas                                  The purpose of the company is to sell property and
  LLC                                                                          casualty insurance products including, but not
                                                                               limited to, automobile or other vehicle insurance and
                                                                               homeowner's insurance.
------------------------------------------------------------------------------------------------------------------------------------
  DVM Insurance Agency, Inc.            California                             This company places pet insurance business not
                                                                               written by Veterinary Pet Insurance Company outside
                                                                               of California with National Casualty Company.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Financial S.A (f.k.a.      Luxembourg                             The purpose of this company is to carry out, on its
  Dancia Life S.A.)*                                                           own behalf or on behalf of third parties, any
                                                                               insurance business, including coinsurance and
                                                                               reinsurance, relating to human life, whether
                                                                               undertaken in Luxembourg or abroad, all real estate
                                                                               business and all business relating to movable assets,
                                                                               all financial business and other business related
                                                                               directly to the company's objectives that would
                                                                               promote or facilitate the realization of the
                                                                               company's objectives.
------------------------------------------------------------------------------------------------------------------------------------
  Europewide Life SA (f.k.a.            Luxembourg                             The company writes life insurance including
  CLARIENT Life Insurance SA)*                                                 coinsurance and reinsurance.
------------------------------------------------------------------------------------------------------------------------------------
  F&B, Inc.                             Iowa                                   The company is an insurance agency that places
                                                                               business not written by Farmland Mutual Insurance
                                                                               Company and its affiliates with other carriers.
------------------------------------------------------------------------------------------------------------------------------------
  Farmland Mutual Insurance             Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------
  Fenplace Limited                      England and Wales                      The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Alabama                                The company is an insurance agency marketing life
  Agency of Alabama, Inc.                                                      insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Ohio                                   The company is an insurance agency marketing life
  Agency of Ohio, Inc.                                                         insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Horizons Distributors       Texas                                  The company is an insurance agency marketing life
  Agency of Texas, Inc.                                                        insurance and annuity products through financial
                                                                               institutions.
------------------------------------------------------------------------------------------------------------------------------------
  Financial Settlement Services         Ohio                                   The company is an insurance agency in the business of
  Agency, Inc.                                                                 selling structured settlement products.
------------------------------------------------------------------------------------------------------------------------------------
  Four P Finance Company                Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Gardiner Point Hospitality LLC        Ohio                                   The company holds the assets of a hotel in
                                                                               foreclosure.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Limited                 England and Wales                      The company is engaged as a general partner in a
                                                                               limited partnership formed to invest in unlisted
                                                                               securities.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore 1990 Trustee Limited         England and Wales                      The company is dormant within the meaning of Section
                                                                               249AA of the Companies Act 1985 of the United
                                                                               Kingdom.  This company is currently in members'
                                                                               voluntary liquidation.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Capital Management           England and Wales                      The company is engaged in investment management and
  Limited*                                                                     advisory services to business, institutional and
                                                                               private investors.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Distribution Services,       Delaware                               The company is a limited purpose broker-dealer.
  Inc.*
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Emerging Managers,           Delaware                               The company acquires and holds interests in
  LLC                                                                          registered investment advisors and provides
                                                                               investment management services.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers                Jersey, Channel                        The company is engaged in investment administration
  International Limited*                Islands                                and support.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Fund Managers Limited*       England and Wales                      The company is engaged in authorized unit trust
                                                                               management and OEIC management.  It is also the
                                                                               authorized Corporate Director of the Gartmore OEIC
                                                                               Funds.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset                 Delaware                               The company operates as a holding company.
  Management,Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Asset Management      Delaware                               The company acts as a holding company for the
  Trust*                                                                       Gartmore group of companies and as a registered
                                                                               investment advisor for registered investment
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Investments, Inc.*    Delaware                               The company acts as a holding company and provides
                                                                               other business services for the Gartmore group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Partners*             Delaware                               The partnership is engaged in investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Global Ventures, Inc.        Delaware                               The company acts as a holding company for
                                                                               subsidiaries in the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Group Limited*               England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts, and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Indosuez UK Recovery         England and Wales                      The company is a general partner in two limited
  Fund (G.P.) Limited                                                          partnerships formed to invest in unlisted securities.
                                                                               The company is currently in members' voluntary
                                                                               dissolution.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Limited*          England and Wales                      The company is engaged in investment management and
                                                                               advisory services to pension funds, unit trusts and
                                                                               other collective investment schemes, investment
                                                                               trusts and portfolios for corporate or other
                                                                               institutional clients.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Management plc*   England and Wales                      The company is an investment holding company and
                                                                               provides services to other companies within the
                                                                               Gartmore group of companies in the United Kingdom.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          Germany                                The company is engaged in marketing support for
  GmbH                                                                         subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investment Services          England and Wales                      The company is engaged in investment holding for
  Limited*                                                                     subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Investor Services, Inc.      Ohio                                   The company provides transfer and dividend disbursing
                                                                               agent services to various mutual fund entities.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Japan Limited*               Japan                                  The company is the renamed survivor entity of the
                                                                               merger of Gartmore Investment Management Japan
                                                                               Limited and Gartmore NC Investment Trust Management
                                                                               Company Ltd.  The company is engaged in the business
                                                                               of investment management.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Managers (Jersey) Limited*   Jersey, Channel                        The company serves as the manager of four AIB Govett
                                        Islands                                Jersey funds: AIB Grofunds Currency Funds Limited,
                                                                               Govett Securities & Investments Limited, Govett
                                                                               Singapore Growth Fund Limited and Govett Safeguard
                                                                               Funds Limited.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley & Associates, Inc.    Oregon                                 The company brokers or places book-value maintenance
                                                                               agreements (wrap contracts) and guaranteed investment
                                                                               contracts for collective investment trusts and
                                                                               accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Capital Management,   Oregon                                 The company is an investment advisor and stable value
  Inc.                                                                         money manager.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Morley Financial Services,   Oregon                                 The company is a holding company.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Mutual Fund Capital Trust    Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 1 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore No. 2 General Partner,       Scotland                               The company is a general partner in Scottish Limited
  Ltd.*                                                                        Partnership, itself a general partner of Gartmore
                                                                               Direct Fund I Limited Partnership, a private equity
                                                                               investment vehicle.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Nominees Limited             England and Wales                      The company acts as a nominee.  The company is
                                                                               dormant within the meaning of Section 249AA of the
                                                                               Companies Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Pension Trustees, Ltd.       England and Wales                      Until April 1999, the company acted as a trustee of
                                                                               the Gartmore Pension Fund established by Gartmore
                                                                               Investment Management plc.  Gartmore Pension Fund
                                                                               merged with the National Westminster Bank Pension
                                                                               Fund on April 1, 1999.  As a result, all assets and
                                                                               liabilities of the Gartmore Pension Fund were
                                                                               transferred to the National Westminster Bank Fund. On
                                                                               November 22, 2000, the company changed its name from
                                                                               "Gartmore Pension Fund Trustees Limited" to "Gartmore
                                                                               Pension Trust Limited."  On November 30, 2000, the
                                                                               company became the trustee of the Gartmore Pension
                                                                               Scheme.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview, LLC*              Delaware                               The company provides customized solutions in the form
                                                                               of expert advice and investment management services
                                                                               to a limited number of institutional investors
                                                                               through construction of hedge fund and alternative
                                                                               asset portfolios and their integration into the
                                                                               entire asset allocation framework.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview II, LLC            Delaware                               The company is a holding company for Gartmore
                                                                               Riverview, LLC.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Riverview Polyphony Fund     Delaware                               The company invests in limited partnerships and other
  LLC*                                                                         entities and retains managers to invest, reinvest and
                                                                               trade in securities and other financial instruments.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore S.A. Capital Trust           Delaware                               The trust acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Securities Limited*          England and Wales                      The company is engaged in investment holding and
                                                                               is a partner in Gartmore Global Partners.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Separate Accounts, LLC       Delaware                               The company acts as an investment advisor registered
                                                                               with the Securities and Exchange Commission.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore Trust Company                Oregon                                 The company is an Oregon state bank with trust power.
------------------------------------------------------------------------------------------------------------------------------------
  Gartmore U.S. Limited*                England and Wales                      The company is a joint partner in Gartmore Global
                                                                               Partners.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company*            Ohio                                   The company provides services to employers for
                                                                               managing workers' compensation matters and employee
                                                                               benefits costs.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of          Nevada                                 The company provides self-insurance administration,
  Nevada                                                                       claims examining and data processing services.
------------------------------------------------------------------------------------------------------------------------------------
  Gates, McDonald & Company of New      New York                               The company provides workers' compensation and
  York, Inc.                                                                   self-insured claims administration services to
                                                                               employers with exposure in New York.
------------------------------------------------------------------------------------------------------------------------------------
  GatesMcDonald Health Plus Inc.        Ohio                                   The company provides medical management and cost
                                                                               containment services to employers.
------------------------------------------------------------------------------------------------------------------------------------
  GGI MGT LLC                           Delaware                               The company is a passive investment holder in
                                                                               Newhouse Special Situations Fund I, LLC for the
                                                                               purpose of allocation of earnings to Gartmore
                                                                               management team as it relates to the ownership and
                                                                               management of Newhouse Special Situations Fund I,
                                                                               LLC.
------------------------------------------------------------------------------------------------------------------------------------
  GIL Nominees Limited                  England and Wales                      The company acts as a nominee. The company is dormant
                                                                               within the meaning of Section 249AA of the Companies
                                                                               Act of 1985 of England and Wales.
------------------------------------------------------------------------------------------------------------------------------------
  Institutional Concepts, Inc.          New York                               This company holds insurance licenses in numerous
                                                                               states.
------------------------------------------------------------------------------------------------------------------------------------
  Insurance Intermediaries, Inc.        Ohio                                   The company is an insurance agency and provides
                                                                               commercial property and casualty brokerage services.
------------------------------------------------------------------------------------------------------------------------------------
  Life REO Holdings, LLC                Ohio                                   The company serves as a holding company for
                                                                               foreclosure entities.
------------------------------------------------------------------------------------------------------------------------------------
  Lone Star General Agency, Inc.        Texas                                  The company acts as general agent to market
                                                                               non-standard automobile and motorcycle insurance for
                                                                               Colonial County Mutual Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  MedProSolutions, Inc.                 Massachusetts                          The company provides third-party administration
                                                                               services for workers' compensation, automobile
                                                                               injury and disability claims.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company             Wisconsin                              The company underwrites various property and
                                                                               casualty coverage, as well as individual and group
                                                                               accident and health insurance.
------------------------------------------------------------------------------------------------------------------------------------
  National Casualty Company of          England                                This is a limited liability company organized for
  America, Ltd.                                                                profit under the Companies Act of 1948 of England for
                                                                               the purpose of carrying on the business of insurance,
                                                                               reinsurance, indemnity, and guarantee of various
                                                                               kinds.  This company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  National Deferred Compensation,       Ohio                                   The company administers deferred compensation plans
  Inc.*                                                                        for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Advantage Mortgage         Iowa                                   The company makes residential mortgage loans.
  Company*
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affinity Insurance         Kansas                                 The company is a shell insurer with no active
  Company of America                                                           policies or liabilities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Affordable Housing,        Ohio                                   The company invests in multi-family housing projects
  LLC                                                                          throughout the U.S.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Agribusiness Insurance     Iowa                                   The company provides property and casualty insurance
  Company                                                                      primarily to agricultural businesses.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Arena, LLC*                Ohio                                   The purpose of the company is to develop Nationwide
                                                                               Arena and to engage in related development activity.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Asset Management           England and Wales                      The company is a holding company for a group engaged
  Holdings, Limited*                                                           in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Assurance Company          Wisconsin                              The company underwrites non-standard automobile and
                                                                               motorcycle insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Atlantic Insurance         Ohio                                   The company writes personal lines residential
  Company                                                                      property  insurance in the State of Florida.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Capital Mortgage, LLC      Ohio                                   This company is a holding company that funds/owns
                                                                               commercial mortgage loans on an interim basis, hedges
                                                                               the loans during the ownership period, and then sells
                                                                               the loans as part of a securitization to generate
                                                                               profit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Cash Management            Ohio                                   The company buys and sells investment securities of
  Company*                                                                     a short-term nature as agent for other corporations,
                                                                               foundations, and insurance company separate accounts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Community Development      Ohio                                   The company holds investments in low-income housing
  Corporation, LLC                                                             funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Corporation                Ohio                                   The company acts primarily as a holding company
                                                                               for entities affiliated with Nationwide Mutual
                                                                               Insurance Company and Nationwide Mutual Fire
                                                                               Insurance Company.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Credit Enhancement         Ohio                                   The company is currently inactive.
  Insurance Company
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Assignment       Ohio                                   The company acts as an administrator of structured
  Company                                                                      settlements.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Delaware                               The company is an insurance agency.
  Distributors Agency, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      New Mexico                             The company is an insurance agency.
  Distributors Agency, Inc. of New
  Mexico
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Institution      Massachusetts                          The company is an insurance agency.
  Distributors Insurance Agency, Inc.
  of Massachusetts
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Bermuda                                The company is a long-term insurer that issues
  (Bermuda) Ltd.*                                                              variable annuity and variable life products
                                                                               to persons outside of the United States and Bermuda.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust                                                                securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services         Delaware                               The Trust's sole purpose is to issue and sell certain
  Capital Trust II                                                             securities representing individual beneficial
                                                                               interests in the assets of the Trust.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Services,        Delaware                               The company acts primarily as a holding company for
  Inc.*                                                                        companies within the Nationwide organization that
                                                                               offer or distribute long-term savings and retirement
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Sp. Z o.o        Poland                                 The company provides distribution services for its
                                                                               affiliate Nationwide Towarzystwo Ubezpieczen na Zycie
                                                                               S.A. in Poland.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Financial Structured       Ohio                                   The company captures and reports the results of the
  Products, LLC                                                                structured products business unit.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Foundation*                Ohio                                   The company contributes to non-profit activities and
                                                                               projects.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide General Insurance          Ohio                                   The company transacts a general insurance business,
  Company                                                                      except life insurance, and primarily provides
                                                                               automobile and fire insurance to select customers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Finance, LLC        Ohio                                   The company acts as a support company for Nationwide
                                                                               Global Holdings, Inc. in its international
                                                                               capitalization efforts.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Funds               Luxembourg                             This company issues shares of mutual funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings, Inc.*     Ohio                                   The company is a holding company for the
                                                                               international operations of Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Holdings-NGH        Brazil                                 The company acts as a holding company for
  Brasil Participacoes, Ltda.                                                  subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Global Services EIG        Luxembourg                             The company provides shared services to PanEuroLife,
                                                                               Europewide Life SA, Europewide Financial S.A. (f.k.a.
                                                                               Dancia Life S.A.) and Nationwide Global Holdings,
                                                                               Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Indemnity Company*         Ohio                                   The company is involved in the reinsurance business
                                                                               by assuming business from Nationwide Mutual Insurance
                                                                               Company and other insurers within the Nationwide
                                                                               Insurance organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Wisconsin                              The company is an independent agency personal lines
  America                                                                      underwriter of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Company of       Ohio                                   The company transacts general insurance business
  Florida*                                                                     except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Management       Ohio                                   The company provides management services to Cap Pro
  Services, Inc.                                                               Insurance Agency Services, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Insurance Sales Company,   Ohio                                   The company provides administrative services for the
  LLC                                                                          product sales and distribution channels of Nationwide
                                                                               Mutual Insurance Company and its affiliated and
                                                                               subsidiary insurance companies.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide International              California                             The company is a special risk, excess and
  Underwriters                                                                 surplus  lines underwriting manager.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Investment Services        Oklahoma                               This is a limited broker-dealer company doing
  Corporation**                                                                business in the deferred compensation market and acts
                                                                               as an investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity Company   Delaware                               The company provides individual life insurance of
  America**                                                                    products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life and Annuity           Ohio                                   The company engages in underwriting life
  Insurance Company**                                                          insurance and  granting, purchasing, and disposing of
                                                                               annuities.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Ohio                                   The company provides individual life insurance, group
  Company*                                                                     life and health insurance, fixed and variable annuity
                                                                               products, and other life insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance             Pennsylvania                           The company provides individual life insurance and
  Company of America*                                                          group annuity products.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Life Insurance Company     Delaware                               The company insures against personal injury,
  of Delaware*                                                                 disability or death resulting from traveling,
                                                                               sickness or other general accidents, and every type
                                                                               of insurance appertaining thereto.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Lloyds                     Texas                                  The company markets commercial property insurance
                                                                               in Texas.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Management Systems, Inc.   Ohio                                   The company offers a preferred provider organization
                                                                               and other related products and services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Maritima Vida E            Brazil                                 The company operates as a licensed insurance company
  Previdencia SA*                                                              in the categories of life and unrestricted private
                                                                               pension plans in Brazil.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Capital, LLC        Ohio                                   The company acts as a private equity fund investing
  (f.k.a. Nationwide Strategic                                                 in companies for investment purposes and to create
  Investment Fund, LLC).                                                       strategic opportunities for Nationwide.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Fire Insurance      Ohio                                   The company engages in a general insurance and
  Company                                                                      reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Mutual Insurance           Ohio                                   The company engages in a general insurance and
  Company*                                                                     reinsurance business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Private Equity Fund, LLC   Ohio                                   The company invests in private equity funds.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Properties, Ltd.           Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investments.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Property and Casualty      Ohio                                   The company engages in a general insurance business,
  Insurance Company                                                            except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Distributors,    Delaware                               The company is currently inactive.
  Inc.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Provident Holding          Pennsylvania                           The company is a holding company for non-insurance
  Company*                                                                     subsidiaries.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Realty Investors, Ltd.*    Ohio                                   The company is engaged in the business of developing,
                                                                               owning and operating real estate and real estate
                                                                               investment.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Delaware                               The company markets and administers deferred
  Inc.*                                                                        compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Alabama                                The company provides retirement products, marketing
  Inc. of Alabama                                                              and education and administration to public employees
                                                                               and educators.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arizona                                The company markets and administers deferred
  Inc. of Arizona                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Arkansas                               The company markets and administers deferred
  Inc. of Arkansas                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Montana                                The company markets and administers deferred
  Inc. of Montana                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Nevada                                 The company markets and administers deferred
  Inc. of Nevada                                                               compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      New Mexico                             The company markets and administers deferred
  Inc. of New Mexico                                                           compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Ohio                                   The company provides retirement products, marketing
  Inc. of Ohio                                                                 and education and administration to public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Oklahoma                               The company markets and administers deferred
  Inc. of Oklahoma                                                             compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      South Dakota                           The company markets and administers deferred
  Inc. of South Dakota                                                         compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Texas                                  The company markets and administers deferred
  Inc. of Texas                                                                compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Wyoming                                The company markets and administers deferred
  Inc. of Wyoming                                                              compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Retirement Solutions,      Massachusetts                          The company markets and administers deferred
  Insurance Agency, Inc.                                                       compensation plans for public employees.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Securities, Inc.*          Ohio                                   The company is a registered broker-dealer and
                                                                               provides investment management and administrative
                                                                               services.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Company,          Ohio                                   The company performs shared services functions for
  LLC                                                                          the Nationwide organization.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Services Sp. Z o.o.        Poland                                 The company provides services to Nationwide Global
                                                                               Holdings, Inc. in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Towarzystwo Ubezpieczen    Poland                                 The company is authorized to engage in the business
  na Zycie S.A.*                                                               of life insurance and pension products in Poland.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide Trust Company, FSB         United States                          This is a federal savings bank chartered by the
                                                                               Office of Thrift Supervision in the United States
                                                                               Department of the Treasury to exercise custody and
                                                                               fiduciary powers.
------------------------------------------------------------------------------------------------------------------------------------
  Nationwide UK Holding Company, Ltd.*  England and Wales                      The company is a holding company for a group engaged
                                                                               in the management of pension fund assets, unit trusts
                                                                               and other collective investment schemes, investment
                                                                               trusts and portfolios for corporate clients.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Capital Partners, LLC*       Delaware                               The company invests in financial services companies
                                                                               that specialize in e-commerce and promote
                                                                               distribution of financial services.
------------------------------------------------------------------------------------------------------------------------------------
  Newhouse Special Situations Fund      Delaware                               The company owns and manages contributed securities
  I, LLC                                                                       in  order to achieve long-term capital appreciation
                                                                               from thecontributed securities and through
                                                                               investments in a portfolio of other equity
                                                                               investments in financial service and other related
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NF Reinsurance Ltd.*                  Bermuda                                The company serves as a captive reinsurer for
                                                                               Nationwide Life Insurance Company's universal life,
                                                                               term life and annuity business.
------------------------------------------------------------------------------------------------------------------------------------
  NFS Distributors, Inc.                Delaware                               The company acts primarily as a holding company for
                                                                               Nationwide Financial Services, Inc.'s distribution
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  NFSB Investments, Ltd.                Bermuda                                The company buys and sells investment securities for
                                                                               its own account in order to enhance the investment
                                                                               returns of its affiliates.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Luxembourg S.a.r.L.*              Luxembourg                             The company acts primarily as a holding company
                                                                               for the European operations of Nationwide
                                                                               Global Holdings, Inc.
------------------------------------------------------------------------------------------------------------------------------------
  NGH Netherlands B.V.                  Netherlands                            The company acts as a holding company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------

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

------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  NGH UK, Ltd.*                         United Kingdom                         The company functions as a support company for other
                                                                               Nationwide overseas companies.
------------------------------------------------------------------------------------------------------------------------------------
  NorthPointe Capital LLC               Delaware                               The company acts as a registered investment advisor.
------------------------------------------------------------------------------------------------------------------------------------
  PanEuroLife*                          Luxembourg                             The company provides individual life insurance,
                                                                               primarily in the United Kingdom, Belgium and
                                                                               France.
------------------------------------------------------------------------------------------------------------------------------------
  Pension Associates, Inc.              Wisconsin                              The company provides pension plan administration and
                                                                               record keeping services, and pension plan and
                                                                               compensation consulting.
------------------------------------------------------------------------------------------------------------------------------------
  PNAM, Inc.                            Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Premier Agency, Inc.                  Iowa                                   This company is an insurance agency.
------------------------------------------------------------------------------------------------------------------------------------
  Provestco, Inc.                       Delaware                               The company serves as a general partner in certain
                                                                               real estate limited partnerships invested in by
                                                                               Nationwide Life Insurance Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Quick Sure Auto Agency, Inc.          Texas                                  The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Insurance
                                                                               Services.
------------------------------------------------------------------------------------------------------------------------------------
  RCMD Financial Services, Inc.         Delaware                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Retention Alternatives, Ltd.*         Bermuda                                The company is a captive insurer and writes first
                                                                               dollar insurance policies in workers' compensation,
                                                                               general liability and automobile liability for
                                                                               its affiliates in the United States.
------------------------------------------------------------------------------------------------------------------------------------
  RF Advisors, Inc.                     Pennsylvania                           The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Riverview International Group, Inc.   Delaware                               The company is an investment advisor and a broker
                                                                               dealer.
------------------------------------------------------------------------------------------------------------------------------------
  RP&C International, Inc.              Ohio                                   The company is an investment-banking firm that
                                                                               provides specialist advisory services and innovative
                                                                               financial solutions to public and private companies
                                                                               internationally.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Indemnity Company          Ohio                                   The company is engaged in a general insurance
                                                                               business, except life insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Insurance Company          Ohio                                   The company primarily provides excess and surplus
                                                                               lines of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Scottsdale Surplus Lines Insurance    Arizona                                The company provides excess and surplus lines
  Company                                                                      coverage on a non-admitted basis.
------------------------------------------------------------------------------------------------------------------------------------
  Siam Ar-Na-Khet Company Limited       Thailand                               The company is a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Software Development Corporation      Delaware                               The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Advisory Services Corporation     California                             The company is an investment advisor.
  (d.b.a. TBG Advisors)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Aviation, LLC                     California                             The company holds an investment in a leased airplane
                                                                               and maintains an operating agreement with Flight
                                                                               Options.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Danco Insurance Company           California                             The corporation provides life insurance and
                                                                               individual executive estate planning.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial Acquisition             Delaware                               The company was formed in order to redomesticate TBG
  Corporation (n.k.a. TBG Insurance                                            Insurance Services Corporation from California to
  Services Corporation)*                                                       Delaware. On December 23, 2004, TBG Insurance
                                                                               Services Corporation was merged into TBG Financial
                                                                               Acquisition Corporation. The name was changed to
                                                                               "TBG Insurance Services Corporation" on the same day.
                                                                               The company markets and administers executive benefit
                                                                               plans.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance             California                             The company consults with corporate clients and
  Services Corporation*                                                        financial institutions on the development and
                                                                               implementation of proprietary and/or private
                                                                               placement insurance products for the financing of
                                                                               executive benefit programs and individual executive's
                                                                               estate planning requirements. As a broker dealer,
                                                                               TBG Financial & Insurance Services Corporation
                                                                               provides access to institutional insurance investment
                                                                               products.
------------------------------------------------------------------------------------------------------------------------------------
  TBG Financial & Insurance Services    Hawaii                                 The corporation consults with corporate clients and
  Corporation of Hawaii                                                        financial institutions on the development and
                                                                               implementation of proprietary, private placement and
                                                                               institutional insurance products.
------------------------------------------------------------------------------------------------------------------------------------
  THI Holdings (Delaware), Inc.*        Delaware                               The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Companies, Inc.            Texas                                  The company acts as a holding company for certain
                                                                               subsidiaries of the Nationwide group of companies.
------------------------------------------------------------------------------------------------------------------------------------
  The 401(k) Company                    Texas                                  The company is a third-party administrator providing
                                                                               record-keeping services for 401(k) plans.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Agency, Inc. (d.b.a.       Michigan                               The company is an insurance agency that primarily
  Arlans Agency)                                                               sells non-standard automobile insurance for Titan
                                                                               Insurance Company in Michigan.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance                  Nevada                                 The company is an insurance agency that operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Nevada.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of               Pennsylvania                           The company is an insurance agency that operates as
  Pennsylvania, Inc.                                                           an employee agent "storefront" for Titan Indemnity
                                                                               Company in Pennsylvania.  The company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of Arizona,      Arizona                                The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in Arizona.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance of New Mexico,   New Mexico                             The company is an insurance agency that operates as
  Inc.                                                                         an employee agent "storefront" for Titan Indemnity
                                                                               Company in New Mexico.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Auto Insurance, Inc.            Colorado                               The company is an insurance agency and operates as
                                                                               an employee agent "storefront" for Titan Indemnity
                                                                               Company in Colorado.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Holdings Service Corporation    Texas                                  The company acts as a holding company specifically
                                                                               for Titan corporate employees.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Indemnity Company               Texas                                  The company is a multi-line insurance company and
                                                                               is operating primarily as a property and casualty
                                                                               insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Company               Michigan                               This is a property and casualty insurance company.
------------------------------------------------------------------------------------------------------------------------------------
  Titan Insurance Services, Inc.        Texas                                  The company is a Texas grandfathered managing general
                                                                               agency.
------------------------------------------------------------------------------------------------------------------------------------
  Titan National Auto Call Center,      Texas                                  The company is licensed as an insurance agency that
  Inc.                                                                         operates as an employee agent "call center" for Titan
                                                                               Indemnity Company.
------------------------------------------------------------------------------------------------------------------------------------
  VertBoise, SA*                        Luxembourg                             The company acts as a real property holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Insurance Company*     California                             The company provides pet insurance.
------------------------------------------------------------------------------------------------------------------------------------
  Veterinary Pet Services, Inc.*        California                             The company acts as a holding company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Automobile Insurance         Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------



------------------------------------------------------------------------------------------------------------------------------------
     COMPANY                             STATE/COUNTRY       NO. VOTING                      PRINCIPAL BUSINESS
                                              OF             SECURITIES
                                         ORGANIZATION      (SEE ATTACHED
                                                            CHART UNLESS
                                                             OTHERWISE
                                                             INDICATED)
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Financial Corporation        Delaware                               The company acts as a holding company specifically
                                                                               for corporate employees of the Victoria group of
                                                                               companies.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Fire & Casualty Company      Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Insurance Agency, Inc.       Ohio                                   The company is an insurance agency that acts as a
                                                                               broker for independent agents appointed with the
                                                                               Victoria companies in the state of Ohio.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria National Insurance Company   Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Select Insurance Company     Ohio                                   The company is a property and casualty insurance
                                                                               company.
------------------------------------------------------------------------------------------------------------------------------------
  Victoria Specialty Insurance          Ohio                                   The company is a property and casualty insurance
  Company                                                                      company.
------------------------------------------------------------------------------------------------------------------------------------
  VPI Services, Inc.                    California                             The company operates as a nationwide pet registry
                                                                               service for holders of Veterinary Pet Insurance
                                                                               policies, including pet indemnification and lost pet
                                                                               recovery program.
------------------------------------------------------------------------------------------------------------------------------------
  Washington Square Administrative      Pennsylvania                           The company provides administrative services to
  Services, Inc.                                                               Nationwide Life and Annuity Company of America.
------------------------------------------------------------------------------------------------------------------------------------
  Western Heritage Insurance            Arizona                                The company underwrites excess and surplus lines
  Company                                                                      of property and casualty insurance.
------------------------------------------------------------------------------------------------------------------------------------
  W.H.I. of New York, Inc.              New York                               The company is an insurance agency and operates as an
                                                                               employee agent "storefront" for Titan Indemnity
                                                                               Company in New York.  This company is currently
                                                                               inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Holdings, Inc.              Texas                                  The company acts as a holding company for the Titan
                                                                               group of agencies.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall Insurance Agency of         Texas                                  The company is a Texas licensed insurance agency.
  Texas, Inc.                                                                  The company is currently inactive.
------------------------------------------------------------------------------------------------------------------------------------
  Whitehall of Indiana, Inc. (d.b.a.    Indiana                                The company is an insurance agency and operates as an
  Titan Auto Insurance of Indiana)                                             employee agent "storefront" for Titan Indemnity
                                                                               Company in Indiana.
------------------------------------------------------------------------------------------------------------------------------------
  W.I. of Florida (d.b.a. Titan Auto    Florida                                The company is an insurance agency and operates as an
  Insurance)                                                                   employee agent "storefront" for Titan Indemnity
                                                                               Company in Florida.
------------------------------------------------------------------------------------------------------------------------------------
  William J. Lynch and Associates,      California                             The company specializes in the analysis and funding
  Inc.                                                                         of corporate benefit liabilities.
------------------------------------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------------------
                     COMPANY                     STATE/COUNTRY OF        NO. VOTING SECURITIES           PRINCIPAL BUSINESS
                                                   ORGANIZATION           (SEE ATTACHED CHART
                                                                            UNLESS OTHERWISE
                                                                              INDICATED)
-----------------------------------------------------------------------------------------------------------------------------------
  *   MFS Variable Account                             Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Multi-Flex Variable Account           Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-A                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-B                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-C                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VA Separate Account-D                 Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account                      Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-II                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-3                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-4                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-5                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-6                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-7                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-8                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-9                    Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-10                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-11                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-12                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-13                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Variable Account-14                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-15                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-16                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide Variable Account-17                   Ohio                                       Issuer of Annuity Contracts
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate             Pennsylvania                                   Issuer of Annuity Contracts
      Account 1
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VA Separate               Delaware                                     Issuer of Annuity Contracts
      Account A
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-A                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-B                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-C                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VL Separate Account-D                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VL Separate Account-G                 Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account                  Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-2                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-3                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-4                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-5                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide VLI Separate Account-6                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
      Nationwide VLI Separate Account-7                Ohio                                       Issuer of Life Insurance
                                                                                                  Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate            Pennsylvania                                   Issuer of Life Insurance
      Account 1                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------
  *   Nationwide Provident VLI Separate              Delaware                                     Issuer of Life Insurance
      Account A                                                                                   Policies
-----------------------------------------------------------------------------------------------------------------------------------

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    -----------------------
                               |
                               |
                               |                                                      ____________
                               |                                                      |
                               |                       ----------------------------   |
----------------------------   |                       |    NATIONWIDE GENERAL    |   |
|        F & B, INC.       |   |                       |    INSURANCE COMPANY     |   |
|                          |   |                       |                          |   |
| Common Stock: 1 Share    |   |                       | Common Stock:  20,000    |___|
| -------------            |   |                       | -------------  Shares    |   |
|                          |___|                       |                          |   |
| Farmland                 |   |                       | Casualty-100%            |   |
| Mutual-100%              |   |                       ----------------------------   |
|                          |   |                                                      |
----------------------------   |                       ----------------------------   |
                               |                       |    NATIONWIDE PROPERTY   |   |
----------------------------   |                       |        AND CASUALTY      |   |
|   COOPERATIVE SERVICE    |   |                       |     INSURANCE COMPANY    |   |
|         COMPANY          |   |                       |                          |   |
|                          |   |                       | Common Stock:  60,000    |___|
| Common Stock: 600 Shares |   |                       | -------------  Shares    |   |
| -------------            |___|                       |                          |   |
|                          |                           | Casualty-100%            |   |
| Farmland                 |                           ----------------------------   |
| Mutual-100%              |                                                          |
----------------------------                           ----------------------------   |
                                                       |   NATIONWIDE ASSURANCE   |   |
                                                       |         COMPANY          |   |
                                                       |       (ASSURANCE)        |   |
                                                       |                          |   |
                                                       | Common Stock:  1,750     |___|
                                                       | -------------  Shares    |   |
                                                       |                          |   |
                                                       | Casualty-100%            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |  NATIONWIDE AGRIBUSINESS |   |
                                                       |    INSURANCE COMPANY     |   |
                                                       |                          |   |
                                                       | Common Stock:  94,992    |   |
                                                       | -------------  Shares    |   |
                                                       |                          |___|
                                                       | Casualty-100%            |   |
                                                       | Other Capital:           |   |
                                                       | --------------           |   |
                                                       | Casualty-Pfd.            |   |
                                                       ----------------------------   |
                                                                                      |
                                                       ----------------------------   |
                                                       |     NATIONAL CASUALTY    |   |
                                                       |          COMPANY         |   |
                                                       |            (NC)          |   |
                                                       |                          |   |
                                                       | Common Stock: 100 Shares |___|
                                                       | -------------            |
                                                       |                          |
                                                       | Casualty-100%            |
                                                       ----------------------------
                                                                   |
                                                                   |
                                                       ----------------------------
                                                       |   NCC OF AMERICA, LTD.   |
                                                       |         (INACTIVE)       |
                                                       |                          |
                                                       |                          |
                                                       | NC-100%                  |
                                                       |                          |
                                                       ----------------------------

                                  NATIONWIDE(R)                                                       (middle)
  ------------------------------------------
  |                                        |
  |                                        |
  |                                        |
__|           NATIONWIDE MUTUAL            |__________________________________________
__|           INSURANCE COMPANY            |__________________________________________
  |              (CASUALTY)                |
  |                                        |
  |                                        |
  |                                        |
  ------------------------------------------
                        |
                        |
                        |
______________________________________________________________________________________________________________________
    |                                  |                                           |
    |                                  |   --------------------------------        |   -------------------------------
    |                                  |   |         SCOTTSDALE           |        |   |         SCOTTSDALE          |
    |                                  |   |      INSURANCE COMPANY       |        |   |      INDEMNITY COMPANY      |
    |                                  |   |            (SIC)             |        |   |                             |
    |                                  |   |                              |        |   | Common Stock:  50,000       |
    |                                  |___| Common Stock: 30,136         |        |___| -------------  Shares       |
    |                                  |   | ------------- Shares         |        |   |                             |
    |                                  |   |                              |        |   |                             |
    |                                  |   | Casualty-100%                |        |   | Casualty-100%               |
    |                                  |   |         (See Page 2)         |        |   -------------------------------
    |                                  |   --------------------------------        |
    |                                  |                                           |   -------------------------------
    |   ----------------------------   |  --------------------------------         |   |          NATIONWIDE         |
    |   |  NATIONWIDE MANAGEMENT   |   |  |            ALLIED            |         |   |       INDEMNITY COMPANY     |
    |   |      SYSTEMS, INC.       |   |  |          GROUP, INC.         |         |   |        (NW INDEMNITY)       |
    |   |                          |   |  |            (AGI)             |         |   | Common Stock:  28,000       |
    |___| Common Stock: 100 Shares |   |  |                              |         |___| -------------  Shares       |
    |   | -------------            |   |__| Common Stock: 850 Shares     |         |   |                             |
    |   |                          |   |  | -------------                |         |   |                             |
    |   | Casualty-100%            |   |  |                              |         |   | Casualty-100%               |
    |   ----------------------------   |  | Casualty-100%                |         |   -------------------------------
    |                                  |  |         (See Page 2)         |         |
    |   ----------------------------   |  |                              |         |
    |   |   NATIONWIDE AFFINITY    |   |  --------------------------------         |   -------------------------------
    |   |    INSURANCE COMPANY     |   |                                           |   |           LONE STAR         |
    |   |        OF AMERICA        |   |   --------------------------------        |   |     GENERAL AGENCY, INC.    |
    |   |                          |   |   |             RP&C             |        |   |                             |
    |   | Common Stock: 500,000    |___|   |         INTERNATIONAL        |        |   | Common Stock:  1,000        |
    |   | ------------- Shares     |   |   |                              |        |___| -------------  Shares       |
    |   |                          |   |___| Common Stock: 1,050          |        |   |                             |
    |   | Casualty-100%            |   |   | ------------- Shares         |        |   |                             |
    |   ----------------------------   |   |                              |        |   | Casualty-100%               |
    |                                  |   | Casualty-21.9%               |        |   -------------------------------
    |   ----------------------------   |   --------------------------------        |                 ||
    |   |     NEWHOUSE CAPITAL     |   |                                           |                 ||
    |   |      PARTNERS, LLC       |   |   --------------------------------        |   -------------------------------
    |   |                          |   |   |      NATIONWIDE CAPITAL      |        |   |        COLONIAL COUNTY      |
    |   | Casualty-70%             |___|   |        MORTGAGE, LLC         |        |   |       MUTUAL INSURANCE      |
    |   |                          |   |   |                              |        |   |            COMPANY          |
    |   | GGV-19%                  |   |___| Mutual-5%                    |        |   |                             |
    |   |                          |   |   |                              |        |   | Surplus Debentures:         |
    |   | Fire-10%                 |   |   | NW Indemnity-95%             |        |   | -------------------         |
    |   ----------------------------   |   |                              |        |   |                             |
    |                                  |   --------------------------------        |   | Assurance                   |
    |   ----------------------------   |                                           |   | Lone Star                   |
    |   |                          |   |   --------------------------------        |   |                             |
    |   |     NATIONWIDE LLOYDS    |   |   |     NATIONWIDE INSURANCE     |        |   -------------------------------
    |   |                          |___|   |      COMPANY OF FLORIDA      |        |
    |   |       A TEXAS LLOYDS     |___|   |                              |        |   -------------------------------
    |   |                          |   |___| Common Stock: 10,000         |        |   |     NATIONWIDE SERVICES     |
    |   |                          |   |   | ------------  Shares         |        |   |         COMPANY, LLC        |
    |   |                          |   |   |                              |        |   |                             |
    |   ----------------------------   |   | Casualty-100%                |        |   | Single Member Limited       |
    |                                  |   |                              |        |---| Liability Company           |
    |   ----------------------------   |   --------------------------------        |   |                             |
    |   |       THI HOLDINGS       |   |                                           |   | Casualty-100%               |
    |   |      DELAWARE, INC.      |   |   --------------------------------        |   -------------------------------
    |   |          (THI)           |   |   |      NATIONWIDE CREDIT       |        |
    |   |                          |   |   |    ENHANCEMENT INSURANCE     |        |   -------------------------------
        | Common Stock: 100 Shares |   |___|           COMPANY            |        |   |       AMERICAN MARINE       |
        |                          |   |   |                              |        |   |      UNDERWRITERS, INC.     |
        | Casualty-100%            |   |   |    Casualty-100%             |        |   |                             |
        |                          |   |   |                              |        |   | Common Stock:  20 Shares    |
        | (See page 3)             |   |   --------------------------------        |___| -------------               |
        ----------------------------   |                                               |                             |
                                       |                                               | Casualty-100%               |
                                       |   --------------------------------            |                             |
                                       |   |                              |            -------------------------------
                                       |   |        BLUESPARK, LLC        |
                                       |---|                              |
                                       |   |    Casualty-100%             |
        ----------------------------   |   |                              |
        |   NATIONWIDE ATLANTIC    |   |   --------------------------------
        |    INSURANCE COMPANY     |   |
        |                          |___|
        | Casualty-100%            |
        |                          |
        ----------------------------


                                                                                                                        (right side)
  ------------------------------------------                                                                ------------------------
  |                                        |                                                                |      NATIONWIDE      |
  |                                        |                                                                |      FOUNDATION      |
  |                                        |                                                                |                      |
  |           NATIONWIDE MUTUAL            |                                                                |      MEMBERSHIP      |
__|        FIRE INSURANCE COMPANY          |                                                                |      NONPROFIT       |
__|                (FIRE)                  |                                                                |     CORPORATION      |
  |                                        |                                                                ------------------------
  |                                        |
  |                                        |
  ------------------------------------------
                  |
                  |_________________________________________________________________________________________________
                                                                            |                    |                  |
_________________________________________________________________________   |                    |                  |
                   |                                       |            |   |                    |                  |
                   |   --------------------------------    |   --------------------------------  |  --------------------------------
                   |   |       NATIONWIDE CASH        |    |   |          NATIONWIDE          |  |  |                              |
                   |   |      MANAGEMANT COMPANY      |    |   |          CORPORATION         |  |  |       RETENTION              |
                   |   |                              |    |   | Common Stock:  13,642,432    |  |  |   ALTERNATIVES, LTD.         |
                   |   |                              |    |   | -------------  Shares        |  |  | Common Stock: 120,000 SHARES |
                   |___| Common Stock:  100 Shares    |    |   |                              |  |  | -------------                |
                   |   | -------------                |    |   |                              |  |  |                              |
                   |   |                              |    |   |                              |  |  | Fire-100%                    |
                   |   |                              |    |   |                              |  |  |                              |
                   |   | Casualty-100%                |    |   | Casualty 95.2%               |  |  --------------------------------
                   |   --------------------------------    |   | Fire      4.8%               |  |
                   |                                       |   |                              |  |
                   |   --------------------------------    |   |             (See Page 4)     |  |
                   |   |                              |    |   --------------------------------  |
                   |   |                              |    |                                     |
                   |   |          NATIONWIDE          |    |   --------------------------------  |
                   |   |           ARENA LLC          |    |   |       ALLNATIONS, INC.       |  |
                   |---|                              |    |   | Common Stock:  12,033 Shares |  |  --------------------------------
                   |   |                              |    |   | -------------                |  |  |                              |
                   |   |                              |    |   |                              |  |  |          NATIONWIDE          |
                   |   | Casualty-90%                 |    |   | Casualty-16.5%               |  |  |        PRIVATE EQUITY        |
                   |   |                              |    |___| Fire-16.5%                   |__|--|          FUND, LLC           |
                   |   --------------------------------    |   | Preferred Stock: 1,466 Shares|     |                              |
                   |                                       |   | ----------------             |     | Casualty-100%                |
                   |   --------------------------------    |   |                              |     |                              |
                   |   |     NATIONWIDE INSURANCE     |    |   | Casualty-6.8%                |     --------------------------------
                   |   |      SALES COMPANY, LLC      |    |   | Fire-6.8%                    |
                   |   |            (NISC)            |    |   --------------------------------
                   |   |                              |    |
                   |---|     Single Member Limited    |__  |   --------------------------------
                   |   |       Liability Company      | |  |   |   NATIONWIDE INTERNATIONAL   |
                   |   |                              | |  |   |         UNDERWRITERS         |
                   |   | Casualty-100%                | |  |   |                              |
                   |   -------------------------------- |  |   | Common Stock:  1,000         |
                   |                   |                |  |___| -------------  Shares        |
                   |                   |                |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |           INSURANCE          | |  |   | Casualty-100%                |
                   |   |      INTERMEDIARIES, INC.    | |  |   --------------------------------
                   |   |                              | |  |
                   |   | Common Stock: 1,615          | |  |   --------------------------------
                   |   | ------------- Shares         | |  |   |     CRESTBROOK INSURANCE     |
                   |   |                              | |  |   |            COMPANY           |
                   |   |                              | |  |   |                              |
                   |   | NISC-100%                    | |  |   | Common Stock:  52,000        |
                   |   -------------------------------- |  |___| -------------  Shares        |
                   |                                    |  |   |                              |
                   |   -------------------------------- |  |   |                              |
                   |   |      DISCOVER INSURANCE      | |  |   | Casualty-100%                |
                   |   |          AGENCY, LLC         | |  |   --------------------------------
                   |   |                              | |  |
                   |   |     Single Member Limited    | |  |   --------------------------------
                   |   |       Liability Company      |--  |   |      NATIONWIDE REALTY       |
                   |   |                              |    |   |        INVESTORS, LTD        |
                   |   | NISC-100%                    |    |   |                              |
                   |   |                              |    |   | Casualty-95%                 |
                   |   --------------------------------    |---|                              |
                   |                                       |   | NW Indemnity-5%              |
                   |   --------------------------------    |   |                              |
                   |   |      DISCOVER INSURANCE      |    |   --------------------------------
                   |   |          AGENCY OF           |    |
                   |   |          TEXAS, LLC          |    |   --------------------------------
                   |   |                              |    |   |           NATIONWIDE         |
                   |___|     Single Member Limited    |    |   |       MUTUAL CAPITAL,LLC     |
                   |___|       Liability Company      |    |   |                              |
                       |                              |    |---|     Single Member Limited    |
                       |                              |    |   |       Liability Company      |
                       --------------------------------        |                              |
                                                               | Casualty-100%                |
                                                               |                              |
                                                               --------------------------------


                                                                                Subsidiary Companies      -- Solid Line
                                                                                Contractual Association   -- Double Line
                                                                                Limited Liability Company -- Dotted Line

                                                                                March 31, 2005

                                                                            (left side)
                    -----------------------
                    |   FARMLAND MUTUAL   |
                    |  INSURANCE COMPANY  |
                    |                     |
                    | Guaranty Fund       |__________________________________________
                    | -------------       |__________________________________________
                    | Certificate         |
                    | -----------         |
                    |                     |
                    | Casualty            |
                    |         (See Page 1)|
                    |                     |
                    -----------------------






                               _________________________________________________
                               |                    |
                               |                    |
                               |                    |
----------------------------   |      ----------------------------
|   NATIONWIDE INSURANCE   |   |      |       AID FINANCE        |
|    COMPANY OF AMERICA    |   |      |      SERVICES, INC.      |
|                          |   |      |      (AID FINANCE)       |
| Common Stock:  12,000    |   |      |                          |
| -------------  Shares    |___|      | Common Stock:  10,000    |
|                          |   |      | -------------  Shares    |
|                          |   |      |                          |
| AGI-100%                 |   |      | AGI-100%                 |
----------------------------   |      ----------------------------
                               |                    |
----------------------------   |                    |
|     ALLIED DOCUMENT      |   |      ----------------------------
|     SOLUTIONS, INC.      |   |      |          ALLIED          |
|                          |   |      |     GROUP INSURANCE      |
| Common Stock:  10,000    |   |      |    MARKETING COMPANY     |
| -------------  Shares    |___|      |                          |
|                          |   |      | Common Stock:  20,000    |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | Aid Finance-100%         |
                               |      ----------------------------
----------------------------   |
|       DEPOSITORS         |   |      ----------------------------
|    INSURANCE COMPANY     |   |      |         PREMIER          |
|      (DEPOSITORS)        |   |      |         AGENCY           |
|                          |   |      |           INC.           |
| Common Stock:  300,000   |___|______|                          |
| -------------  Shares    |   |      | Common Stock:  100,000   |
|                          |   |      | -------------  Shares    |
| AGI-100%                 |   |      |                          |
----------------------------   |      | AGI-100%                 |
                               |      ----------------------------
----------------------------   |
|     ALLIED PROPERTY      |   |
|       AND CASUALTY       |   |
|    INSURANCE COMPANY     |   |
|      (Allied P & C)      |___|
| Common Stock:  300,000   |
| -------------  Shares    |
|                          |
| AGI-100%                 |
----------------------------

                                  NATIONWIDE(R)                                                       (middle)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |______________________________________________________
_______________|           INSURANCE COMPANY            |______________________________________________________
               |              (CASUALTY)                |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
                                    |__________________________________________________________________________
                                    |
                                    |
                      ----------------------------
                      |          ALLIED          |
                      |        GROUP, INC.       |
                      |           (AGI)          |
                      |                          |
                      | Common Stock: 850 Shares |
                      | -------------            |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |
_______________________________________________________________________________________________________________
                  |                                               |
                  |                                               |
                  |                                               |
    -----------------------------                   ----------------------------
    |        NATIONWIDE         |                   |            AMCO          |
    |    ADVANTAGE MORTGAGE     |                   |     INSURANCE COMPANY    |
    |      COMPANY (NAMC)       |                   |           (AMCO)         |
    |                           |                ___|                          |
    |Common Stock: 333,837      |               |   | Common Stock:  300,000   |
    |------------  Shares       |               |   | -------------  Shares    |
    |                           |               |   |                          |
    |AGI-70.09%                 |               |   | AGI-100%                 |
    |AMCO-17.21%                |               |   ----------------------------
    |Allied P&C-8.47%           |               |
    |Depositors-4.23%           |               |   ----------------------------
    -----------------------------               |   |          ALLIED          |
                 |                              |   |      GENERAL AGENCY      |
                 |                              |   |         COMPANY          |
                 |                              |___|                          |
    -----------------------------               |   | Common Stock:  5,000     |
    |           AGMC            |               |   | -------------  Shares    |
    |     REINSURANCE, LTD.     |               |   |                          |
    |                           |               |   | AMCO-100%                |
    | Common Stock:  11,000     |               |   ----------------------------
    | -------------  Shares     |               |
    |                           |               |   ----------------------------
    | NAMC-100%                 |               |   |                          |
    -----------------------------               |   |       ALLIED TEXAS       |
                                                |   |       AGENCY, INC.       |
                                                |___|                          |
                                                |   |                          |
                                                |   | AMCO-100%                |
                                                |   |                          |
                                                |   |                          |
                                                |   ----------------------------
                                                |
                                                |   ----------------------------   ----------------------------
                                                |   |     CALFARM INSURANCE    |   |      CAL-AG INSURANCE    |
                                                |   |           AGENCY         |   |       SERVICES, INC.     |
                                                |   |                          |   |                          |
                                                |___| Common Stock:  1,000     |___| Common Stock:  100       |
                                                    | -------------  Shares    |   | -------------  Shares    |
                                                    |                          |   |                          |
                                                    | AMCO-100%                |   | CalFarm Insurance        |
                                                    |                          |   | Agency-100%              |
                                                    ----------------------------   ----------------------------

                                                                                                      (right)
               ------------------------------------------
               |                                        |
               |                                        |
               |                                        |
_______________|           NATIONWIDE MUTUAL            |
_______________|        FIRE INSURANCE COMPANY          |
               |                (FIRE)                  |
               |             (See Page 1)               |
               |                                        |
               |                                        |
               ------------------------------------------
_____________________________________
                                    |
                                    |
                      ----------------------------
                      |        SCOTTSDALE        |
                      |     INSURANCE COMPANY    |
                      |           (SIC)          |
                      |                          |
                      | Common Stock:  30,136    |
                      | -------------  Shares    |
                      |                          |
                      | Casualty-100%            |
                      ----------------------------
                                    |
                                    |
                                    |
                                    |____________________________________________________________
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |                                                           |
                                    |   ----------------------------               ----------------------------
                                    |   |        SCOTTSDALE        |               |      VETERINARY PET      |
                                    |   |       SURPLUS LINES      |               |      SERVICES, INC.      |
                                    |   |     INSURANCE COMPANY    |               |          (VPSI)          |
                                    |___|                          |               |                          |
                                    |   | Common Stock:  10,000    |               | Common Stock:  5,645,527 |
                                    |   | -------------  Shares    |               | -------------  Shares    |
                                    |   |                          |               |                          |
                                    |   | SIC-100%                 |            ___| SIC-60.5%                |
                                    |   ----------------------------           |   ----------------------------
                                    |                                          |
                                    |   ----------------------------           |   ----------------------------
                                    |   |         WESTERN          |           |   |      VETERINARY PET      |
                                    |   |    HERITAGE INSURANCE    |           |   |       INSURANCE CO.      |
                                    |   |         COMPANY          |           |   |                          |
                                    |___|                          |           |___|                          |
                                        | Common Stock:  4,776,076 |           |   | VPSI-100%                |
                                        | -------------  Shares    |           |   |                          |
                                        |                          |           |   |                          |
                                        | SIC-100%                 |           |   ----------------------------
                                        ----------------------------           |
                                                                               |   ----------------------------
                                                                               |   |       DVM INSURANCE      |
                                                                               |   |        AGENCY, INC.      |
                                                                               |___|                          |
                                                                               |   | VPSI-100%                |
                                                                               |   |                          |
                                                                               |   ----------------------------
                                                                               |
                                                                               |   ----------------------------
                                                                               |   |     VPI SERVICES, INC.   |
                                                                               |___|                          |
                                                                                   | VPSI-100%                |
                                                                                   |                          |
                                                                                   ----------------------------


                                                                                      Subsidiary Companies      -- Solid Line
                                                                                      Contractual Association   -- Double Line
                                                                                      Limited Liability Company -- Dotted Line

                                                                                      March 31, 2005


                                                           -------------------------
                                                           |    FARMLAND MUTUAL    |
                                                           |   INSURANCE COMPANY   |
                                                           |                       |______
                                                           |Guaranty Fund          |______
                                                           |Certificate            |
                                                           |                       |
                                                           |Casualty               |
                                                           |     (See Page 1)      |
                                                           -------------------------




                __________________________________________________________________________
                |                                         |
                |                                         |
---------------------------------                         |
|    TITAN INDEMNITY COMPANY    |         ----------------------------------
|           (TITAN)             |         |     VICTORIA FINANCIAL CORP.   |
|                               |         |            (VICTORIA)          |
|Common Stock: 4,319,951 Shares |         |                                |
|------------                   |      ___|Common Stock:       1,000 Shares|
|                               |     |   |------------                    |
|                               |     |   |                                |
|THI-100%                       |     |   |                                |
---------------------------------     |   |THI-100%                        |
                |                     |   ----------------------------------
                |                     |
---------------------------------     |
|    TITAN INSURANCE COMPANY    |     |   ----------------------------------
|       (TITAN INSURANCE)       |     |   |         VICTORIA FIRE &        |
|                               |     |   |        CASUALTY COMPANY        |
|Common Stock: 1,000,000 Shares |     |   |         (VICTORIA FIRE)        |
|------------                   |     |___|                                |
|                               |     |   |Common Stock:       1,500 Shares|___
|                               |     |   |------------                    |   |
|Titan-100%                     |     |   |                                |   |
---------------------------------     |   |                                |   |
                |                     |   |Victoria-100%                   |   |
                |                     |   ----------------------------------   |
---------------------------------     |                                        |
|    TITAN AUTO AGENCY, INC.    |     |                                        |
|             (MI)              |     |   ----------------------------------   |
|                               |     |   |       VICTORIA INSURANCE       |   |
|Common Stock:     1,000 Shares |     |   |           AGENCY INC.          |   |
|------------                   |     |   |                                |   |
|                               |     |___|Common Stock: 497 Shares Class B|___|
|                               |         |------------    3 Shares Class A|   |
|Titan Insurance-100%           |         |                                |   |
---------------------------------         |Victoria-100% of                |   |
                                          |Class A & Class B               |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |      VICTORIA AUTOMOBILE       |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,500 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA NATIONAL        |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |        VICTORIA SELECT         |   |
                                          |       INSURANCE COMPANY        |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |-------------                   |   |
                                          |                                |   |
                                          |                                |   |
                                          |Victoria Fire-100%              |   |
                                          ----------------------------------   |
                                                                               |
                                                                               |
                                          ----------------------------------   |
                                          |       VICTORIA SPECIALITY      |   |
                                          |        INSURANCE COMPANY       |   |
                                          |                                |   |
                                          |Common Stock:       1,000 Shares|___|
                                          |------------                    |
                                          |                                |
                                          |                                |
                                          |Victoria Fire-100%              |
                                          ----------------------------------

                                NATIONWIDE(R)

                   --------------------------------------
___________________|           NATIONWIDE MUTUAL        |_____________________________________________
___________________|           INSURANCE COMPANY        |_____________________________________________
                   |               (CASUALTY)           |
                   |              (See Page 1)          |
                   --------------------------------------
                                      |
                                      |
                    ------------------------------------
                    |    THI HOLDINGS DELAWARE, INC.   |
                    |               (THI)              |
                    |                                  |
                    |Common Stock:           100 Shares|
                    |------------                      |
                    |                                  |
                    |                                  |
                    |Casualty-100%                     |
                    ------------------------------------
                                     |
                                     |
                                     |
_____________________________________|______________________________________________________________________________
                                     |
                     ----------------------------------
                     |     WHITEHALL HOLDINGS, INC.   |
                     |            (WHITEHALL)         |
                     |                                |
                     |Common Stock:       1,000 Shares|
                     |------------                    |
                     |                                |
                     |                                |
                     |THI-100%                        |
                     ----------------------------------
                                     |
                                     |
                                     |
                                     |
                                     |
----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |       WHITEHALL INSURANCE      |
|        OF ARIZONA, INC.        |   |   |      AGENCY OF TEXAS, INC.     |
|                                |   |   |                                |
|Common Stock:     100,000 Shares|___|___|Common Stock:       1,000 Shares|________________________
|------------                    |   |   |------------                    |                        |
|                                |   |   |                                |                        |
|                                |   |   |                                |                        |
|Whitehall-100%                  |   |   |Whitehall-100%                  |                        |
----------------------------------   |   ----------------------------------                        |
                                     |                                                             |
                                     |                                                             |
----------------------------------   |   ----------------------------------       ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |           WHITEHALL OF         |       |         TITAN INSURANCE        |
|       OF NEW MEXICO, INC.      |   |   |           INDIANA, INC.        |       |           SERVICES INC.        |
|                                |   |   |                                |       |         (TITAN SERVICES)       |
|Common Stock:       1,000 Shares|___|___|Common Stock:      10,000 Shares|    ___|                                |
|------------                    |   |   |------------                    |   |   |Common Stock:           1 Share |
|                                |   |   |                                |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Whitehall Ins.-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |               WI OF            |   |   |      TITAN NATIONAL AUTO       |
|              (NV)              |   |   |           FLORIDA, INC.        |   |   |       CALL CENTER, INC.        |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:         100 Shares|   |___|Common Stock:         100 Shares|
|------------                    |   |   |------------                    |   |   |------------                    |
|                                |   |   |                                |   |   |                                |
|                                |   |   |                                |   |   |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |   |   |Titan Services-100%             |
----------------------------------   |   ----------------------------------   |   ----------------------------------
                                     |                                        |
                                     |                                        |
----------------------------------   |   ----------------------------------   |   ----------------------------------
|      TITAN AUTO INSURANCE      |   |   |            TITAN AUTO          |   |   |         QUICK SURE AUTO        |
|      OF PENNSYLVANIA, INC.     |   |   |         INSURANCE, INC         |   |   |           AGENCY, INC.         |
|                                |   |   |                                |   |   |                                |
|Common Stock:       1,000 Shares|___|___|Common Stock:       1,000 Shares|   |___|Common Stock:       1,050 Shares|
|------------                    |   |   |------------                    |       |------------                    |
|                                |   |   |                                |       |                                |
|                                |   |   |                                |       |                                |
|Whitehall-100%                  |   |   |Whitehall-100%                  |       |Titan Services-100%             |
----------------------------------   |   ----------------------------------       ----------------------------------
                                     |
                                     |
                                     |   ----------------------------------
                                     |   |              WHI OF            |
                                     |   |          NEW YORK, INC.        |
                                     |   |                                |
                                     |___|Common Stock:         100 Shares|
                                         |------------                    |
                                         |                                |
                                         |                                |
                                         |Whitehall-100%                  |
                                         ----------------------------------

                --------------------------------------
________________|           NATIONWIDE MUTUAL        |
________________|        FIRE INSURANCE COMPANY      |
                |               (CASUALTY)           |
                |              (See Page 1)          |
                --------------------------------------















______________________________________________________________
                                                              |
                                                              |
                                                              |
                                              ----------------------------------
                                              |          TITAN HOLDINGS        |
                                              |        SERVICE CORPORATION     |
                                              |         (TITAN HOLDINGS)       |
                                              |                                |
                                              |Common Stock:      100,00 Share |
                                              |------------                    |
                                              |                                |
                                              |THI-100%                        |
                                              ----------------------------------




                                        Subsidiary Companies      __ Solid Line
                                        Contractual Association   __ Double Line
                                        Limited Liability Company __ Dotted Line

                                        March 31, 2005

_______________________________________________________________________________
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|                                                                             |
|                   |                                                         |
|   ---------------------------------       --------------------------------- |
|   |    NATIONWIDE TOWARZYSTWO     |       |     NGH LUXEMBOURG S.a.r.L    | |
|   |    UBEZPIECZEN NA ZYCIE SA    |       |          (LUX SA)             | |
|   |                               |       |                               | |
|   |Common Stock: 17,400,000 Shares|    ___|Common Stock:   225,739 Shares |_|
|   |------------                   |   |   |------------                   | |
|   |                               |   |   |NGH-64.27%                     | |
|   |NGH-100%                       |   |   |NETHER-35.73%                  | |
|   ---------------------------------   |   --------------------------------- |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |                               |   |   |         NGH UK, LTD.          | |
|   |          NATIONWIDE           |   |   |                               | |
|   |      FINANCIAL SP. Z O.O.     |   |   |                               | |
|___|                               |   |   |                               | |
|   |Common Stock: 25,700 Shares    |   |___|                               | |-
|   |------------                   |   |   |                               | |
|   |                               |   |   |                               | |
|   |                               |   |   |LUX SA-100%                    | |
|   |NGH-100%                       |   |   --------------------------------- |
|   ---------------------------------   |                                     |
|                                       |                                     |
|   ---------------------------------   |   --------------------------------- |
|   |      SIAM AR-NA-KHET          |   |   |   GRUPO VIDA PARTICIPACOES    | |
|   |     COMPANY LTD. (SIAM)       |   |   |          LTDA (GRUPO)         | |
|---|                               |   |   |                               | |
    |                               |   |___|                               | |
    |                               |   |   |                               |_|
    |                               |   |   |                               | |
    |NGH-48.99%                     |   |   |                               | |
    ---------------------------------   |   |                               | |
                                        |   |LUX SA-99.99%                  | |
     ---------------------------------  |   |NGH-.01%                       | |-
     |     PANEUROLIFE (PEL)         |  |   --------------------------------- |
     |                               |  |                   |                 |
     |Common Stock:  1,300,000 Shares|  |                   |                 |
     |------------                   |  |   --------------------------------- |
     |                               |__|   |  NATIONWIDE MARITIMA VIDA e   | |
     |                               |  |___|       PREVIDENCIA SA          | |
     |LUX SA-99.99%                  |  |   |                               | |
     |NGH-.01%                       |  |   |Common Stock:  1,121,362,977   | |
     ---------------------------------  |   |------------   Shares          | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |                               | |
                  |                     |   |LUX SA-.000003%                | |
     ---------------------------------  |   |NGH BRASIL-99.45%              | |-
     |      VERTBOIS, SA             |  |   --------------------------------- |
     |                               |  |                                     |
     |                               |  |                                     |
     |                               |  |   --------------------------------- |
     |                               |  |   |       EUROPEWIDE LIFE SA      | |
     |                               |  |   |             (EURO)            | |
     |                               |  |   |                               | |
     |                               |  |   |                               | |
     | PEL-99.99%                    |  |   |                               |_|
     | LUX SA-.01%                   |  |___|                               | |
     ---------------------------------  |   |                               | |
                                        |   |LUX SA-99.99%                  | |
                                        |   |NGH-.01%                       | |
                                        |   --------------------------------- |
                                        |                                     |
                                        |                                     |
                                        |                                     |
                                        |                                     |
     ---------------------------------  |   --------------------------------- |
     |    NATIONWIDE GLOBAL          |  |   |    EUROPEWIDE FINANCIAL SA    | |
     |      SERVICES EIG             |  |   |          (EURO FIN)           | |
     |                               |  |   |                               | |
     |                               |  |___|                               |_|
     |PEL-25%                        |      |                               |
     |EURO FIN-25%                   |      |                               |
     |EURO-25%                       |______|LUX SA-99.99%                  |
     |BRANCH-25%                     |______|NGH-.01%                       |
     ---------------------------------      ---------------------------------


                                                                        (middle)

                                     NATIONWIDE(R)

    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |           --------------------
   |                   |___________|NATIONWIDE MUTUAL |_____________________________________________________
   |Guaranty Fund      |___________|INSURANCE COMPANY |_____________________________________________________
   |Certificate        |           |    (CASUALTY)    |
   |                   |           |   (See Page 1)   |                                      |
   |Casualty           |           --------------------                                      |
   |   (See Page 1)    |                                                                     |
    -------------------                                                                      |
                                                                            ------------------------------------
                                                                            | NATIONWIDE CORPORATION (NW CORP) |
                                                                            | Common Stock: 13,642,432 Shares  |
                                                                            | -------------                    |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |                                  |
                                                                            |Casualty   95.2%                  |
                                                                            |Fire        4.8%                  |
                                                                            ------------------------------------
                                                                                             |
                                                                                             |
                         ___________________________________________________________________________________________________________
_______                 |                                               |                                        |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   |      NATIONWIDE GLOBAL        |             |           NATIONWIDE          |        |      NATIONWIDE FINANCIAL     |
       |   |     HOLDINGS, INC. (NGH)      |             |        SECURITIES, INC.       |        |      SERVICES, INC. (NFS)     |
       |   |                               |             |                               |        |                               |
       |___|Common Stock:  7,000,000 Shares|             |Common Stock:   7,676 Share    |        |Common Stock:  Control         |
       |   |------------                   |             |------------                   |        |------------   -------         |
       |   |                               |             |                               |        |Class A      Public-100%       |
       |   |                               |             |                               |        |Class B      NW Corp-100%      |
       |   |NW Corp.-100%                  |             |NW Corp.-100%                  |        |       (See Page 5)            |
       |   ---------------------------------             ---------------------------------        ---------------------------------
       |   ---------------------------------
       |   |             NGH               |
       |   |       NETHERLANDS B.V.        |
       |   |           (NETHER)            |
       |___|                               |
       |   |NW Corp.-99.84%                |
       |   |--------                       |
       |   |                               |
       |   |NGH-.16%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |            NATIONWIDE         |
       |   |       SERVICES SP. Z O.O.     |
       |   |                               |
       |   |Common Stock:     24,906 Shares|
       |___|------------                   |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
       |   ---------------------------------
       |   ---------------------------------
       |   |        NATIONWIDE GLOBAL      |
       |   |          FINANCE, LLC         |
       |   |                               |
       |---|     Single Member Limited     |
       |   |        Liability Company      |
       |   |                               |
       |   |                               |
       |   |NGH-100%                       |
_______|   ---------------------------------

                                                                    (right side)

                                 -------------------------
                                 |NATIONWIDE MUTUAL      |
_________________________________|FIRE INSURANCE COMPANY |
_________________________________|       (FIRE)          |
                                 |    (See Page 1)       |
                                 -------------------------


_____________________________________________________________________________________________
               |                                   |                                         |
               |                                   |                                         |
 ---------------------------------   ------------------------------         ---------------------------------
 |      GARTMORE GLOBAL ASSET    |   |   FINANCIAL SETTLEMENT     |         |       GATES, MCDONALD         |
 |         MANAGEMENT TRUST      |   |   SERVICES AGENCY, INC.    |         |      & COMPANY (GATES)        |
 |             (GGAMT)           |   |                            |         |                               |
 |                               |   |Common Stock:  1,500 Shares |    _____|Common Stock:        254 Shares|
 |                               |   |------------                |    |    |------------                   |
 |                               |   |                            |    |    |                               |
 |NW Corp-100%                   |   |                            |    |    |                               |
 |           (See Page 7)        |   |NW Corp.-100%               |    |    |NW Corp.-100%                  |
 ---------------------------------   ------------------------------    |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |    MEDPROSOLUTIONS, INC.      |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |____|                               |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |    COMPANY OF NEW YORK, INC.  |
                                                                       |    |                               |
                                                                       |____|Common Stock:       3 Shares   |
                                                                       |    |------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATES, MCDONALD &      |
                                                                       |    |       COMPANY OF NEVADA       |
                                                                       |    |                               |
                                                                       |    |Common Stock:         40 Shares|
                                                                       |____|------------                   |
                                                                       |    |                               |
                                                                       |    |                               |
                                                                       |    |Gates-100%                     |
                                                                       |    ---------------------------------
                                                                       |
                                                                       |    ---------------------------------
                                                                       |    |        GATESMCDONALD          |
                                                                       |    |      HEALTH PLUS, INC.        |
                                                                       |    |                               |
                                                                       |____|Common Stock:        200 Shares|
                                                                            |------------                   |
                                                                            |                               |
                                                                            |Gates-100%                     |
                                                                            ---------------------------------

                                                                      Subsidiary Companies      -- Solid Line
                                                                      Contractual Association   -- Double Line
                                                                      Limited Liability Company -- Dotted Line

                                                                      March 31, 2005

                                                                     (left side)



    -------------------
   |  FARMLAND MUTUAL  |
   | INSURANCE COMPANY |
   |                   |________________________
   |Guaranty Fund      |________________________
   |Certificate        |
   |                   |
   |Casualty           |
   |   (See Page 1)    |
   --------------------


          __________________________________________________________________________________________________
          |                                      |                      |
   ------------------------------    ---------------------------------- |   -----------------------------
   |        TBG INSURANCE       |    |   NATIONWIDE LIFE INSURANCE    | |   |    NATIONWIDE FINANCIAL   |
   |        SERVICES CORP.      |    |     COMPANY (NW LIFE)          | |   |   SERVICES CAPITAL TRUST  |
   |                            |    |                                | |   |                           |
___|                            | ___| Common Stock: 3,814,779 Shares | |___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   | Preferred Stock           |
|  |                            | |  |                                | |   | ---------------           |
|  |NFS-63%                     | |  | NFS-100%                       | |   | NFS-100%                  |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  |      TBG AVIATION, LLC     | |  ---------------------------------- |   | CAPITAL PRO HOLDING, INC. |
|  |                            | |  |      NATIONWIDE LIFE AND       | |   |        (CAP PRO)          |
|  |                            | |  |   ANNUITY INSURANCE COMPANY    | |   |                           |
|  |                            | |  |                                | |   |                           |
|__|                            | |__| Common Stock: 66,000 Shares    | |___|                           |
|  |                            | |  | ------------                   |     |                           |
|  |                            | |  |                                |     |                           |
|  |TBG-100%                    | |  | NW Life-100%                   |     | NFS-63%                   |
|  ------------------------------ |  ----------------------------------     -----------------------------
|                                 |                                                       |
|  ------------------------------ |  ----------------------------------     -----------------------------
|  |    TBG DANCO INSURANCE     | |  |      NATIONWIDE INVESTMENT     |     |    CAPITAL PROFESSIONAL   |
|  |         COMPANY            | |  |      SERVICES CORPORATION      |     |      ADVISORS, INC.       |
|  |                            | |  |                                |     |          (CPAI)           |
|__|                            | |__| Common Stock: 5,000 Shares     |  ___|                           |
|  |                            | |  | ------------                   | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |                            | |  |                                | |   |                           |
|  |TBG-100%                    | |  | NW Life-100%                   | |   | CAP PRO-100%              |
|  ------------------------------ |  ---------------------------------- |   -----------------------------
|                                 |                                     |
|  ------------------------------ |                                     |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |  ---------------------------------- |   |     CAP PRO INSURANCE     |
|  |    SERVICES CORPORATION    | |  |      NATIONWIDE FINANCIAL      | |   |    AGENCY SERVICES, INC.  |
|__|                            | |__|       ASSIGNMENT COMPANY       | |   |                           |
|  |                            | |  |                                | |___|                           |
|  |                            | |  | NW LIFE-100%                   | |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|  |TBG-100%                    | |  ---------------------------------- |   | CPAI-100%                 |
|  ------------------------------ |  | NATIONWIDE PROPERTIES LTD.     | |   -----------------------------
|                                 |  |                                | |
|  ------------------------------ |  | Units:                         | |   -----------------------------
|  | TBG FINANCIAL & INSURANCE  | |__| -----                          | |   |     CAP PRO BROKERAGE     |
|  |    SERVICES CORPORATION    | |  | NW LIFE-97.6%                  | |   |       SERVICES, INC.      |
|  |         OF HAWAII          | |  | Casualty-2.4%                  | |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |                                     |   |                           |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |  |    NATIONWIDE COMMUNITY        | |   |                           |
|  |TBG-100%                    | |  |   DEVELOPMENT CORP., LLC       | |   | CPAI-100%                 |
|  ------------------------------ |  |                                | |   -----------------------------
|                                 |--| Units:                         | |
|  ------------------------------ |  | -----                          | |   -----------------------------
|  |      WILLIAM J. LYNCH &    | |  | NW LIFE-67%                    | |   |      CAP PRO ADVISORY     |
|  |        ASSOCIATES, INC.    | |  | NW Indemnity-33%               | |   |       SERVICES , INC.     |
|  |                            | |  ---------------------------------- |   |                           |
|  |                            | |                                     |   |                           |
|__|                            | |  ---------------------------------- |___|                           |
|  |                            | |  |     NATIONWIDE AFFORDABLE      |     |                           |
|  |                            | |  |         HOUSING, LLC           |     |                           |
|  |TBG-100%                    | |--|                                |     | CPAI-100%                 |
|  ------------------------------ |  | NW Life-45%                    |     -----------------------------
|                                 |  | NW Indemnity-45%               |
|                                 |  ----------------------------------
|  ------------------------------ |
|  |        TBG ADVISORY        | |
|  |    SERVICES CORPORATION    | |
|  |                            | |
|__|                            | |
   |                            | |
   |                            | |
   |                            | |
   |TBG-100%                    | |
   ------------------------------ |
                                  |
   ------------------------------ |  ----------------------------------   ----------------------------------
   |      TEAMSTAFF,INC.        | |  |    LIFE REO HOLDINGS LLC       |   |        GARDINER POINT          |
   |                            | |  |            (REO)               |   |        HOSPITALITY LLC         |
   |                            | |  |                                |   |                                |
   |                            |-|--|                                |---|                                |
   | Common Stock: 15,710,000   |    |                                |   |                                |
   | ------------  Shares       |    |                                |   |                                |
   |                            |    |                                |   |                                |
   |NW Life-14%                 |    | NW LIFE-100%                   |   | REO-100%                       |
   ------------------------------    ----------------------------------   ----------------------------------


                                                                        (middle)

                                         NATIONWIDE(R)

                         ---------------------
   ______________________| NATIONWIDE MUTUAL |_________________________________
   ______________________| INSURANCE COMPANY |_________________________________
                         |    (CASUALTY)     |                  |
                         |   (See Page 1)    |                  |
                         ---------------------                  |
                                                                |
                                          ---------------------------------------------
                                          |      NATIONWIDE CORPORATION (NW CORP)     |
                                          |          Common Stock:    13,642,432      |
                                          |          ------------       Shares        |
                                          |                             ------        |
                                          | Casualty         95.2%                    |
                                          | Fire              4.8%                    |
                                          ---------------------------------------------
                                                                |
                                                                |
                                               ------------------------------------
                                               |      NATIONWIDE FINANCIAL        |
                                               |      SERVICES, INC. (NFS)        |
                                               | Common Stock:       Control      |
                                               | ------------        -------      |
                                               | Class A             Public-100%  |
                                               | Class B             NW Corp-100% |
                                               ------------------------------------
                                                                |
                                                                |
___________________________________________________________________________________________________________________________________
             |                                |                                |                                   |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
|  REGISTERED INVESTMENT  |    |     NATIONWIDE TRUST      |      |   NFS DISTRIBUTORS, INC. |    |    NATIONWIDE FINANCIAL       |
| ADVISORS SERVICES, INC. |    |       COMPANY, FSB        |      |          (NFSDI)         |    |  SERVICES CAPITAL TRUST II    |
|                         |    |                           |      |                          |    |                               |
|                         |    | Common Stock: 2,800,000   |      |                          |    |                               |
|                         |    | ------------  Shares      |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
|                         |    |                           |      |                          |    |                               |
| NFS-100%                |    | NFS-100%                  |      |  NFS-100%                |    | NFS-100%                      |
---------------------------    -----------------------------      ----------------------------    ---------------------------------
                                                                        |
                                      _____________________________________________________________________________________________
                                      |                                 |                                       |
                                      |                                 |                                       |
                        -----------------------------       ----------------------------        -----------------------------------
                        |    NATIONWIDE FINANCIAL   |       |    NATIONAL DEFERRED     |        |                                 |
                        |  INSTITUTION DISTRIBUTORS |       |    COMPENSATION, INC.    |        |   THE 401(K) COMPANIES, INC.    |
                        |    AGENCY, INC. (NFIDAI)  |       |                          |        |          (401(K))               |
                        |                           |       |                          |        |                                 |
                        | Common Stock: 1,000 Shares|       |                          |        |                                 |
                        | ------------              |       |                          |        |                                 |
                        |                           |       |                          |        |                                 |
                        | NFSDI-100%                |       | NFSDI-100%               |        | NFSDI-100%                      |
                        -----------------------------        ---------------------------        -----------------------------------
                                      |                                                                         |
    --------------------------------- |                                                                         |
    |    FINANCIAL HORIZONS         | |                                                                         |
    |    DISTRIBUTORS AGENCY        | |                                                                         |
    |     OF ALABAMA, INC.          | |                                                                         |
    |                               |_|                                                                         |
    | Common Stock: 10,000 Shares   | |                                                                         |
    | ------------                  | |                                                                         |
    |                               | |                                                                         |
    |                               | |                                                                         |
    | NFIDAI-100%                   | |                                                                         |
    --------------------------------- |                                                                         |
                                      |                                                                         |
                                      |   -----------------------------      --------------------------------   |
                                      |   |                           |      |      401(k) INVESTMENT       |   |
                                      |   |                           |      |      SERVICES, INC.          |   |
                                      |   |    FINANCIAL HORIZONS     |      |                              |   |
                                      |___|       DISTRIBUTORS        |      |Common Stock: 1,000,000 Shares|___|
                                      |___|   AGENCY OF OHIO, INC     |      |-------------                 |   |
                                      |   |                           |      |                              |   |
                                      |   | NFIDAI-100%               |      |401(k)-100%                   |   |
                                      |   -----------------------------      --------------------------------   |
                                      |
    --------------------------------- |   -----------------------------      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |   |                           |      |      401(k) INVESTMENT       |   |
    |  INSTITUTION DISTRIBUTORS     | |   |                           |      |       ADVISORS, INC.         |   |
    |INSURANCE AGENCY, INC. OF MASS.| |   |    FINANCIAL HORIZONS     |      |                              |   |
    | Common Stock: 100 Shares      |_|___|       DISTRIBUTORS        |      |Common Stock: 1,000 Shares    |___|
    | ------------                  | |___|   AGENCY OF TEXAS, INC    |      |-------------                 |   |
    |                               | |   |                           |      |                              |   |
    | NFIDAI-100%                   | |   |                           |      |401(k)-100%                   |   |
    --------------------------------- |   -----------------------------      --------------------------------   |
                                      |                                                                         |
    --------------------------------- |                                      --------------------------------   |
    |    NATIONWIDE FINANCIAL       | |                                      |    THE 401(k) COMPANY        |   |
    |  INSTITUTION DISTRIBUTORS     | |                                      |                              |   |
    | AGENCY, INC. OF NEW MEXICO    | |                                      |Common Stock: 855,000 Shares  |   |
    | Common Stock: 100 Shares      |_|                                      |-------------                 |___|
    | ------------                  |                                        |                              |
    |                               |                                        |                              |
    | NFIDAI-100%                   |                                        |401(k)-100%                   |
    ---------------------------------                                        --------------------------------

                                                                    (right side)

            -------------------------
            |    NATIONWIDE MUTUAL   |
____________| FIRE INSURANCE COMPANY |
____________|          (FIRE)        |
            |     (See Page 1)       |
            --------------------------


 _______________________________________________________________________________________________________________
                                      |                   |                |                 |                 |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                       |  PENSION ASSOCIATES, INC.    |   |   | NATIONWIDE LIFE INSURANCE |  |  |     NATIONWIDE FINANCIAL     |
                       |                              |   |   |    COMPANY OF AMERICA     |  |  |    SERVICES, (BERMUDA) LTD.  |
                       | Common Stock: 1,000 Shares   |   |   |         (NLICA)           |  |  |            (NFSB)            |
                       | ------------                 |   |   |                           |  |  | Common Stock: 250,000 Shares |
                       |                              |   |   |                           |  |  |                              |
                       |                              |   |   |                           |  |  |                              |
                       | NFS-100%                     |   |   | NFS-100%      (See Page 6)|  |  | NFS-100%                     |
                       --------------------------------   |   -----------------------------  |  -------------------------------
                                                          |                                  |                  |
 _______________________________________                  |                                  |                  |
                                       |                  |                                  |                  |
                        --------------------------------  |   -----------------------------  |   --------------------------------
                        |    NATIONWIDE RETIREMENT     |  |   | NATIONWIDE FINANCIAL      |  |   |     NFSB INVESTMENTS LTD.    |
                        |    SOLUTIONS, INC. (NRS)     |  |   | STRUCTURED PRODUCTS, LlLC |  |   |                              |
                        |                              |  |   |                           |  |   | Common Stock: 12,000 Shares  |
                        | Common Stock: 236,494 Shares |  |---|                           |  |   | ------------                 |
                        | -------------                |      |                           |  |   |                              |
                        |                              |      |                           |  |   |                              |
                        | NFSDI-100%                   |      | NFS-100%                  |  |   | NFSB-100%                    |
                        --------------------------------     -----------------------------   |   --------------------------------
                                    |                                                        |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   | NF REINSURANCE, LTD.         |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |                              |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   | Common Stock: 250,000 Shares |
   |         ALABAMA              | | |        NEW MEXICO         |                          |-- | ------------                 |
   | Common Stock: 10,000 Shares  |_|_| Common Stock: 1,000 Shares|                          |   |                              |
   | ------------                 | | | ------------              |                          |   |                              |
   |                              | | |                           |                          |   | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                          |   --------------------------------
   -------------------------------- | -----------------------------                          |
                                    |                                                        |   --------------------------------
   -------------------------------- | -----------------------------                          |   |     NATIONWIDE INSURANCE     |
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |                          |   |   MANAGEMENT SERVICES, INC.  |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |                          |   |                              |
   |         ARIZONA              | | |        SO. DAKOTA         |                          |-- |                              |
   | Common Stock: 1,000 Shares   |_|_| Common Stock: 1,000 Shares|                              |                              |
   | ------------                 | | | ------------              |                              |                              |
   |                              | | |                           |                              | NFS-100%                     |
   | NRS-100%                     | | | NRS-100%                  |                              --------------------------------
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |   NATIONWIDE RETIREMENT   |
   |    SOLUTIONS, INC. OF        | | |    SOLUTIONS, INC. OF     |
   |        ARKANSAS              | | |         WYOMING           |
   | Common Stock: 50,000 Shares  |_|_| Common Stock: 500 Shares  |
   | ------------                 | | | ------------              |
   |                              | | |                           |
   | NRS-100%                     | | | NRS-100%                  |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |      SOLUTIONS, INS.         | | |                           |
   |        AGENCY, INC.          | |_|   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   |_|_|    SOLUTIONS, INC. OF     |
   | ------------                 | | |           OHIO            |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------- | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |         MONTANA              | | |   NATIONWIDE RETIREMENT   |
   |                              | |_|    SOLUTIONS, INC. OF     |
   | Common Stock: 500 Shares     |_|_|         OKLAHOMA          |
   | ------------                 | | |                           |
   |                              | | |                           |
   | NRS-100%                     | | |                           |
   -------------------------------  | -----------------------------
                                    |
   -------------------------------- | -----------------------------
   |   NATIONWIDE RETIREMENT      | | |                           |
   |    SOLUTIONS, INC. OF        | | |                           |
   |          NEVADA              | | |   NATIONWIDE RETIREMENT   |
   | Common Stock: 1,000 Shares   | |_|    SOLUTIONS, INC. OF     |
   | ------------                 |_|_|           TEXAS           |
   |                              |   |                           |
   | NRS-100%                     |   |                           |
   --------------------------------   -----------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)

                                                             NATIONWIDE(R)

  ---------------------           --------------------------
  | FARMLAND MUTUAL   |___________|    NATIONWIDE MUTUAL   |____________________________
  | INSURANCE COMPANY |___________|    INSURANCE COMPANY   |____________________________
  |                   |           |      (CASUALTY)        |                |
  |  Guaranty Fund    |           |      (See Page 1)      |                |
  |  -------------    |           --------------------------                |
  |  Certificate      |                                                     |
  |  -----------      |                                                     |
  |                   |                                                     |
  |  Casualty         |                                                     |
  |     (See Page 1)  |                                                     |
  ---------------------                                                     |
                                                                            |
                                                                            |
                                                                            |
                                                        ------------------------------------------
                                                        |    NATIONWIDE CORPORATION (NW CORP)    |
                                                        |                                        |
                                                        |    Common Stock:  13,642,432 Shares    |
                                                        |    -------------                       |
                                                        |                                        |
                                                        |                                        |
                                                        |            Shares                      |
                                                        |            ------                      |
                                                        | Casualty   95.2%                       |
                                                        | Fire        4.8%                       |
                                                        ------------------------------------------
                                                                             |
                                                                             |
                                                                             |
                                                              ---------------------------------
                                                              |     NATIONWIDE FINANCIAL      |
                                                              |     SERVICES, INC. (NFS)      |
                                                              |                               |
                                                              | Common Stock:   Control       |
                                                              | -------------   -------       |
                                                              | Class A         Public - 100% |
                                                              | Class B         NW Corp - 100%|
                                                              ---------------------------------
                                                                              |
                                                                              |
                                                                              |
                                                               ----------------------------------
                                                               |  NATIONWIDE LIFE INSURANCE     |
                                                               |      COMPANY OF AMERICA        |
                        _______________________________________|           (NLICA)              |
                        |                             |        |                                |
                        |                             |        | NFS - 100%                     |
                        |                             |        ----------------------------------
                        |                             |                               |
                        |                             |                               |
                        |                             |                               |
          -----------------------------   -----------------------------     -----------------------
          |    NATIONWIDE LIFE AND    |   | NATIONWIDE LIFE INSURANCE |     |      NATIONWIDE     |
          |     ANNUITY COMPANY OF    |   |    COMPANY OF DELAWARE    |     |  PROVIDENT HOLDING  |
          |          AMERICA          |   |                           |  ___|       COMPANY       |___
          |                           |   |                           |  |  |        (NPHC)       |
          |                           |   |                           |  |  |                     |
          | NLICA - 100%              |   | NLICA - 100%              |  |  |    NLICA - 100%     |
          -----------------------------   -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     WASHINGTON SQUARE     |  |  |   FOUR P FINANCE    |
                                          |      ADMINISTRATIVE       |  |  |      COMPANY        |
                                          |       SERVICES, INC.      |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |                           |  |  |                     |
                                          |          SOFTWARE         |  |  |     NATIONWIDE      |
                                          |        DEVELOPMENT        |  |  |     PROVIDENT       |
                                          |           CORP.           |__|__| DISTRIBUTORS, INC.  |
                                          |                           |  |  |                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     RF ADVISERS, INC.     |  |  |    DELFI REALTY     |
                                          |                           |  |  |    CORPORATION      |
                                          |                           |  |  |                     |
                                          |                           |__|__|                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |         PNAM, INC.        |  |  |   INSTITUTIONAL     |
                                          |                           |  |  |   CONCEPTS, INC.    |
                                          |                           |__|__|                     |
                                          |                           |  |  |                     |
                                          | NPHC - 100%               |  |  | NPHC - 100%         |
                                          -----------------------------  |  -----------------------
                                                                         |
                                                                         |
                                          -----------------------------  |  -----------------------
                                          |     PROVESTCO, INC.       |  |  |    1717 CAPITAL     |
                                          |                           |  |  | MANAGEMENT COMPANY  |___
                                          |                           |__|__|                     |___
                                          |                           |     |                     |
                                          | NPHC - 100%               |     | NPHC - 100%         |
                                          -----------------------------     -----------------------

                                                                    (right side)

          -------------------------------------
          |         NATIONWIDE MUTUAL         |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------













     -----------------------------   -----------------------------
     |      RCMD FINANCIAL       |   |      1717 BROKERAGE       |
     |      SERVICES, INC.       |   |      SERVICES, INC.       |
     |         (RCMD)            |   |           (BSI)           |
_____|                           |___|                           |
     |                           |   |                           |
     |  NPHC - 100%              |   |  RCMD - 100%              |
     -----------------------------   -----------------------------
                   |                               |
                   |                               |
     -----------------------------   -----------------------------
     |       1717 ADVISORY       |   |       1717 INSURANCE      |
     |       SERVICES, INC.      |   |        AGENCY OF          |
     |                           |   |      MASSACHUSETTS, INC.  |
     |                           |   |                           |
     |  RCMD - 100%              |   |  BSI - 100%               |
     -----------------------------   -----------------------------






    -----------------------------
    |                           |
 ___|     1717 INSURANCE        |
 ___|   AGENCY OF TEXAS, INC.   |
    |                           |
    -----------------------------

                                         Subsidiary Companies      - Solid Line
                                         Contractual Association   - Double Line
                                         Limited Liability Company - Dotted Line

                                         March 31, 2005

                                                                     (left side)

                ---------------------
                |  FARMLAND MUTUAL  |
                | INSURANCE COMPANY |
                |                   |
                |Guaranty Fund      |
                |-------------      |_______________________
                |Certificate        |_______________________
                |-----------        |
                |                   |
                |Casualty           |
                |   (See Page 1)    |
                ---------------------

                                                _______________________________
                                                |                 _____________
 ---------------------------                    |                |
|     AUDENSTAR LIMITED     |      ---------------------------   |
|           (AL)            |     |     NATIONWIDE ASSET      |  |
|                           |__   | MANAGEMENT HOLDINGS, LTD. |  |
|                           |  |  |         (NAMHL)           |  |
|                           |  |  |                           |  |
| GGL - 100%                |  |  |                           |  |
 ---------------------------   |  | GGAMT - 100%              |  |
              |                |   ---------------------------   |
 ---------------------------   |                |                |
|  RIVERVIEW INTERNATIONAL  |  |   ---------------------------   |
|        GROUP, INC.        |  |  |     GARTMORE GROUP LTD.   |  |
|           (RIG)           |  |  |           (GGL)           |  |
|                           |__|__|                           |  |
|                           |     |                           |  |
| GGL - 79%                 |   __| NAMHL - 83%               |  |
| AL - 21%                  |  |   ---------------------------   |
 ---------------------------   |                |                |
              |                |   ---------------------------   |
 ---------------------------   |  |   NATIONWIDE UK HOLDING   |  |
|GARTMORE RIVERVIEW II, LLC |  |  |       COMPANY, LTD.       |  |
|        (RIVER II)         |  |  |        (NUKHCL)           |  |
|                           |  |  |                           |  |
|                           |  |  |                           |  |
| RIG - 100%                |  |  | GGL - 100%                |  |
 ---------------------------   |   ---------------------------   |
              |                |                |                |
              |                |   ---------------------------   |
              |                |  |     ASSET MANAGEMENT      |  |
 ---------------------------   |  |       HOLDINGS PLC        |  |
|  GARTMORE RIVERVIEW, LLC  |  | _|         (AMH)             |  |
|         (RIVER)           |  || |                           |  |
|                           |  || |                           |  |
|                           |  || | NUKHCL - 100%             |  |
|                           |  ||  ---------------------------   |
| RIVER II-100%             |  ||               |                |
 ---------------------------   ||  ---------------------------   |
              |                || |    GARTMORE INVESTMENT    |  |
              |                || |       MANAGEMENT PLC      |  |
              |                ||_|           (GGI)           |__|__
 ---------------------------   |  |                           |  |
|     GARTMORE RIVERVIEW    |  |  | AMH - 99.99%              |  |
|       POLYPHONY, LLC      |  |  | GNL - .01%                |  |
|                           |  |   ---------------------------   |
|                           |  |                                 |
| River - .04%              |  |                                 |
| Casualty - 80.14%         |  |                                 |
| Fire - 19.82%             |  |                                 |
 ---------------------------   |                                 |
                               |                                 |
                               |                                 |
                               |                                 |__
                               |
                               |
                               |   ---------------------------
                               |  |      GARTMORE GLOBAL      |
                               |  |      INVESTMENTS, INC.    |
                               |__|           (GGI)           |
                                  |                           |
                                  |                           |
                                  |        (See Page 8)       |
                                   ---------------------------

                                                                        (middle)

                              NATIONWIDE(R)

   -------------------
__| NATIONWIDE MUTUAL |____________________________________________________________________________
__| INSURANCE COMPANY |____________________________________________________________________________
  |   (CASUALTY)      |               |
  |  (See Page 1)     |               |
   -------------------                |
                 ----------------------------------------
                |    NATIONWIDE CORPORATION (NW CORP)    |
                |       Common Stock:  13,642,432        |
                |       ------------        Shares       |
                |                                        |
                |                                        |
                |  Casualty   95.2%                      |
                |  Fire        4.8%                      |
                 ----------------------------------------
                                    |
                                    |
                   -------------------------------------
                  |          GARTMORE GLOBAL            |
                  |          ASSET MANAGEMENT           |
                  |           TRUST (GGAMT)             |
                  |                                     |
                  |       NW Corp.-100%                 |
                   -------------------------------------
                                   |
                                   |
 ___________________________________
 ________________________________________________________________________________________________
                     |             |                               |    ---------------------------
      --------------------------   |   --------------------------  |   | GARTMORE INVESTMENT LTD.  |
     |    GARTMORE INVESTMENT   |  |  |    GARTMORE FUND         | |   |          (GIL)            |
     |       SERVICES LTD.      |  |  |    MANAGERS LTD.         | |__ |                           |
  ___|          (GISL)          |  |__|       (GFM)              | |   |                           |
  |  |                          |  |  |                          | |   | GIM - 99.9%               |
  |  | GIM - 80%                |  |  | GIM - 99.99%             | |   | GNL - 0.1%                |
  |  | GNL - 20%                |  |  | GNL - .01%               | |    ---------------------------
  |   --------------------------   |   --------------------------  |                |
  |                                |                |              |    ---------------------------
  |   --------------------------   |   --------------------------  |   |      GARTMORE JAPAN       |
  |  |                          |  |  |                          | |   |         LIMITED           |
  |  |    GARTMORE INVESTMENT   |  |  |     FENPLACE LIMITED     | |   |                           |
  |  |       SERVICES GMBH      |  |  |                          | |   |                           |
  |__|                          |  |  |                          | |   |                           |
  |  |                          |  |  |                          | |   | GIL - 100%                |
  |  |                          |  |  | GFM - 100%               | |   |                           |
  |  | GISL - 100%              |  |  |                          | |    ---------------------------
  |   --------------------------   |   --------------------------  |
  |                                |                               |    ---------------------------
  |   --------------------------   |   --------------------------  |   |   *GARTMORE 1990 LTD.     |
  |  |  GARTMORE FUND MANAGERS  |  |  |     GARTMORE PENSION     | |   |                           |
  |  |  INTERNATIONAL LIMITED   |  |  |      TRUSTEES, LTD.      | |___|                           |
  |__|         (GFMI)           |  |__|                          | |   |                           |
     |                          |     |                          | |   | GIM - 50%                 |
     | GISL - 99.99%            |     | GIM - 99%                | |   | GSL - 50%                 |
     | GSL - .01%               |     | GSL - 1%                 | |    ---------------------------
      --------------------------       --------------------------  |
                    |                                              |    ---------------------------
      --------------------------                                   |   |  *GARTMORE INDOSUEZ UK    |
      |   GARTMORE MANAGERS      |                                 |   | RECOVERY FUND (G.P.) LTD. |
      |      (JERSEY) LTD.       |                                 |___|    (GENERAL PARTNER)      |
      |                          |                                 |   |                           |
      | GFMI - 94%               |                                 |   | GIM - 50%                 |
      | GSL - 3%                 |                                 |   | GNL - 50%                 |
      | GIM - 3%                 |                                 |    ---------------------------
       --------------------------                                  |
                                                                   |    ---------------------------
      --------------------------                                   |   |*GARTMORE 1990 TRUSTEE LTD.|
     |                          |                                  |   |    (GENERAL PARTNER)      |
     |     GARTMORE NO. 1       |                                  |___|                           |
     |  GENERAL PARTNER, LTD.   |                                      |                           |
_____|                          |                                      | GIM - 50%                 |
     |                          |                                      | GSL - 50%                 |
     |                          |                                       ---------------------------
     | GIM - 100%               |                                   *In Members Voluntary Liquidation
      --------------------------

      --------------------------
     |     GARTMORE NO. 2       |
     |  GENERAL PARTNER, LTD.   |
_____|                          |
     |                          |
     |                          |
     | GIM - 100%               |
      --------------------------


          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------



 _________________________________________________
|                                                |
|   --------------------------       --------------------------
|  |  DAMIAN SECURITIES LTD.  |     |    GARTMORE CAPITAL      |
|  |                          |     |     MANAGEMENT LTD.      |
|__|                          |     |          (GCM)           |
|  |                          |     |                          |
|  | GIM - 50%                |     | GIM - 99.99%             |
|  | GSL - 50%                |     | GSL - 0.01%              |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  |  GARTMORE NOMINEES LTD.  |     |    GARTMORE U.S. LTD.    |
|  |          (GNL)           |     |         (GUS)            |
|__|                          |     |                          |
|  |                          |     |                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     |                          |
|  | GSL - .01%               |     | GCM - 100%               |
|   --------------------------       --------------------------
|                                                |
|   --------------------------       --------------------------
|  | GARTMORE SECURITIES LTD. |     | GARTMORE GLOBAL PARTNERS |
|  |          (GSL)           |     |    (GENERAL PARTNER)     |
|__|                          |_____|                          |
|  |                          |     |                          |
|  | GIM - 99.99%             |     | GUS - 50%                |
|  | GNL - .01%               |     | GSL - 50%                |
|   --------------------------       --------------------------
|
|   --------------------------
|  |    GIL NOMINEES LTD.     |
|  |                          |
|__|                          |
   |                          |
   | GIM - 50%                |
   | GSL - 50%                |
    --------------------------

                                       Subsidiary Companies      -- Solid Line
                                       Contractual Association   -- Double Line
                                       Limited Liability Company -- Dotted Line

                                       March 31, 2005

                                                                     (left side)
                                  NATIONWIDE(R)

-----------------------                      -------------------------------------
|   FARMLAND MUTUAL   |                      |        NATIONWIDE MUTUAL          |
|  INSURANCE COMPANY  |______________________|        INSURANCE COMPANY          |_____________________________________
|                     |______________________|                                   |_____________________________________
| Guaranty Fund       |                      |            (CASUALTY)             |                   |
| Certificate         |                      |           (See Page 1)            |                   |
|                     |                      -------------------------------------                   |
| Casualty            |                                                                              |
|    (See Page 1)     |                                                                              |
-----------------------                                                                              |
                                                                                   ------------------------------------
                                                                                   | NATIONWIDE CORPORATION (NW CORP) |
                                                                                   |   Common Stock:     13,642,432   |
                                                                                   |   ------------        Shares     |
                                                                                   |                                  |
                                                                                   | Casualty-95.2%                   |
                                                                                   | Fire-4.8%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GLOBAL          |
                                                                                   |         ASSET MANAGEMENT         |
                                                                                   |           TRUST (GGAMT)          |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NW Corp.-100%                    |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |           NATIONWIDE ASSET       |
                                                                                   |       MANAGEMENT HOLDINGS, LTD   |
                                                                                   |              (NAMHL)             |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | GGAMT-100%                       |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   ------------------------------------
                                                                                   |         GARTMORE GROUP LTD       |
                                                                                   |               (GGL)              |
                                                                                   |                                  |
                                                                                   |                                  |
                                                                                   | NAMHL-83%                        |
                                                                                   ------------------------------------
                                                                                                    |
                                                                                                    |
                                                                                   -------------------------------------
                                                                                   |         GARTMORE GLOBAL           |
                                                                                   |      INVESTMENTS, INC. (GGI)      |
                                                                                   |                                   |
                                                                                   | Common Stock: 958,750 Shares      |
               ____________________________________________________________________| ------------                      |
               |                                    |                              | GGL-100%                          |
               |                                    |                              | Preferred Stock: 500,000 Shares   |
               |                                    |                              | ---------------                   |
               |                                    |                              | GGL-100%                          |
               |                                    |                              -------------------------------------
--------------------------------     ---------------------------------
|    GARTMORE MUTUAL FUND      |     |    GARTMORE S.A. CAPITAL      |
|        CAPITAL TRUST         |  ___|         TRUST (GSA)           |
|                              |  |  |                               |__________________________________________________
|                              |  |  |                               |
|    DELAWARE BUSINESS TRUST   |  |  |   DELAWARE BUSINESS TRUST     |
--------------------------------  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |       GARTMORE SEPARATE       |
                                  |  |         ACCOUNTS, LLC         |
                                  |__|                               |
                                  |  |                               |
                                  |  | GSA-60%                       |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |        GARTMORE EMERGING      |
                                  |__|          MANAGERS, LLC        |
                                     |              (GEM)            |
                                   __|                               |
                                  |  | GSA-100%                      |
                                  |  ---------------------------------
                                  |                   |
                                  |                   |
                                  |  ---------------------------------
                                  |  |           NORTHPOINTE         |
                                  |  |           CAPITAL LLC         |
                                  |--|                               |
                                     |                               |
                                     | GEM-65%                       |
                                     ---------------------------------


                                                                    (right side)
          -------------------------------------
          |        NATIONWIDE MUTUAL          |
__________|      FIRE INSURANCE COMPANY       |
__________|             (FIRE)                |
          |          (See Page 1)             |
          -------------------------------------

                                   ------------------------------  -------------------------   ------------------------------------
                                   |   GARTMORE GLOBAL ASSET    |   |      GGI MGT LLC     |   |           NEWHOUSE SPECIAL       |
                                   |      MANAGEMENT, INC.      |   |       (GGIMGT)       |   |       SITUATIONS FUND I, LLC     |
___________________________________|          (GGAMI)           |---|                      |---|                                  |
                                   |                            |   |                      |   |                                  |
                                   |                            |   |                      |   | GGIMGT-10%(common units)         |
                                   | GSA-100%                   |   | GGAMI-100%           |   | GGV-75%(preferred units)         |
                                   ------------------------------   ------------------------   ------------------------------------
                                               |
      -------------------------------------    |    -------------------------------------     ------------------------------------
      |             GARTMORE              |    |    |           GARTMORE MORLEY         |     |      GARTMORE MORLEY CAPITAL     |
      |      INVESTORS SERVICES, INC.     |    |    |       FINANCIAL SERVICES, INC.    |     |          MANAGEMENT, INC         |
      |                                   |____|____|              (MORLEY)             |_____|                                  |
      | Common Stock: 5 Shares            |    |    |                                   |  |  | Common Stock:  500 Shares        |
      | ------------                      |    |    | Common Stock: 82,343 Shares       |  |  | ------------                     |
      |                                   |    |    | ------------                      |  |  |                                  |
      | GGAMI-100%                        |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |      NATIONWIDE GLOBAL FUNDS      |    |    |        GARTMORE GLOBAL            |  |  |              GARTMORE            |
      |                                   |    |    |         VENTURES, INC.            |  |  |           TRUST COMPANY          |
      |                                   |____|____|             (GGV)                 |  |__|                                  |
      |                                   |    |    |                                   |  |  | Common Stock: 2,000 Shares       |
      |       LUXEMBOURG SICAV            |____|    |                                   |  |  | ------------                     |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |    |    | GGAMI-100%                        |  |  | Morley-100%                      |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
                                               |                                           |
      -------------------------------------    |    -------------------------------------  |  ------------------------------------
      |       GARTMORE DISTRIBUTION       |    |    |       CORVIANT CORPORATION        |  |  |           GARTMORE MORLEY &      |
      |          SERVICES, INC.           |    |    |              (CC)                 |  |  |            ASSOCIATES, INC.      |
      |                                   |    |    |                                   |  |  |                                  |
      |                                   |____|____| Common Stock       450,000 shares |  |__| Common Stock: 3,500 Shares       |
      | Common Stock: 10,000 Shares       |         | ------------                      |     | ------------                     |
      | ------------                      |         | Series A Preferred 250,000 shares |     |                                  |
      |                                   |         | ------------------                |     | Morley-100%                      |
      | GGAMI-100%                        |         |                                   |     |                                  |
      |                                   |         |  GGAMI-100%                       |     |                                  |
      -------------------------------------         --------------------------------------    ------------------------------------

                                                                                      Subsidiary Companies      - Solid Line
                                                                                      Contractual Association   - Double Line
                                                                                      Limited Liability Company - Dotted Line

                                                                                      March 31, 2005

Item 29.      INDEMNIFICATION

              Ohio's General Corporation Law expressly authorizes and Nationwide's Amended and Restated Code of Regulations provides for indemnification by Nationwide of any person who, because such person is or was a director, officer or employee of Nationwide was or is a party; or is threatened to be made a party to:

               o any threatened, pending or completed civil action, suit or proceeding;

               o any threatened, pending or completed criminal action, suit or proceeding;

               o any threatened, pending or completed administrative action or proceeding;

               o any threatened, pending or completed investigative action or proceeding; ,

              The indemnification will be for actual and reasonable expenses, including attorney's fees, judgments, fines and amounts paid in settlement by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the Ohio's General Corporation Law.

              Nationwide has been informed that in the opinion of the Securities and Exchange Commission the indemnification of directors, officers or persons controlling Nationwide for liabilities arising under the Securities Act of 1933 ("Act") is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities is asserted by a director, officer or controlling person in connection with the securities being registered, the registrant will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act. Nationwide and the directors, officers and/or controlling persons will be governed by the final adjudication of such issue. Nationwide will not be required to seek the court's determination if, in the opinion of Nationwide's counsel, the matter has been settled by controlling precedent.

              However, the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding is permitted.

Item 30.      PRINCIPAL UNDERWRITER

(a) Nationwide Investment Services Corporation ("NISC") serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

    Multi-Flex Variable Account                                   Nationwide VL Separate Account-C
    Nationwide Variable Account                                   Nationwide VL Separate Account-D
    Nationwide Variable Account-II                                Nationwide VL Separate Account-G
    Nationwide Variable Account-4                                 Nationwide VLI Separate Account-2
    Nationwide Variable Account-5                                 Nationwide VLI Separate Account-3
    Nationwide Variable Account-6                                 Nationwide VLI Separate Account-4
    Nationwide Variable Account-7                                 Nationwide VLI Separate Account-5
    Nationwide Variable Account-8                                 Nationwide VLI Separate Account-6
    Nationwide Variable Account-9                                 Nationwide VLI Separate Account-7
    Nationwide Variable Account-10
    Nationwide Variable Account-11
    Nationwide Variable Account-13
    Nationwide Variable Account-14
    Nationwide VA Separate Account-A
    Nationwide VA Separate Account-B
    Nationwide VA Separate Account-C

(b) Directors and Officers of NISC:

     Mark D. Phelan, Chairman of the Board
     Rhodes B. Baker, Director and President
     William G. Goslee, Jr., Senior Vice President
     M. Eileen Kennedy, Director and Senior Vice President and Treasurer Thomas E. Barnes, Vice President and Secretary

     The business address of the Directors and Officers of Nationwide Investment Services Corporation is:
     One Nationwide Plaza, Columbus, Ohio 43215

 (c)
     ------------------------------------- ------------------------- ---------------------- ------------------- ------------------
     NAME OF PRINCIPAL UNDERWRITER         NET UNDERWRITING          COMPENSATION ON        BROKERAGE           COMPENSATION
                                           DISCOUNTS AND             REDEMPTION OR          COMMISSIONS
                                           COMMISSIONS               ANNUITIZATION
     ------------------------------------- ------------------------- ---------------------- ------------------- ------------------
     ------------------------------------- ------------------------- ---------------------- ------------------- ------------------
     Nationwide Investment Services        N/A                       N/A                    N/A                 N/A
     Corporation
     ------------------------------------- ------------------------- ---------------------- ------------------- ------------------

Item 31.      LOCATION OF ACCOUNTS AND RECORDS

              M. Eileen Kennedy
              Nationwide Life Insurance Company
              One Nationwide Plaza
              Columbus, OH  43215

Item 32.      MANAGEMENT SERVICES
              Not Applicable.

Item 33.      FEE REPRESENTATION

              Nationwide represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide.

                                   SIGNATURES



As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VL SEPARATE ACCOUNT-G, certifies that it has caused this Registration Statement to be signed on its behalf in the City of Columbus, and State of Ohio, on this 24th day of June, 2005.



NATIONWIDE VL SEPARATE ACCOUNT-G
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(Registrant)

NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(Depositor)

By: /s/ JAMIE RUFF CASTO, ESQ.
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Jamie Ruff Casto, Esq.



As required by the Securities Act of 1933, the Registration Statement has been signed by the following persons in the capacities indicated on this 24th day of June, 2005.



W. G. JURGENSEN
-------------------------------------------------------------------------
W. G. Jurgensen, Director and Chief Executive Officer

ARDEN L. SHISLER
-------------------------------------------------------------------------
Arden L. Shisler, Chairman of the Board and President

JOSEPH A. ALUTTO
-------------------------------------------------------------------------
Joseph A. Alutto, Director

JAMES G. BROCKSMITH, JR.
-------------------------------------------------------------------------
James G. Brocksmith, Jr., Director

KEITH W. ECKEL
-------------------------------------------------------------------------
Keith W. Eckel, Director

LYDIA M. MARSHALL
-------------------------------------------------------------------------
Lydia M. Marshall, Director

DONALD L. MCWHORTER
-------------------------------------------------------------------------
Donald L. McWhorter, Director

MARTHA JAMES MILLER DE LOMBERA
-------------------------------------------------------------------------
Martha James Miller de Lombera, Director

DAVID O. MILLER
-------------------------------------------------------------------------
David O. Miller, Director

JAMES F. PATTERSON
-------------------------------------------------------------------------
James F. Patterson, Director

GERALD D. PROTHRO
-------------------------------------------------------------------------
Gerald D. Prothro, Director

ALEX SHUMATE
-------------------------------------------------------------------------
Alex Shumate, Director

                                                                          By /s/           JAMIE RUFF CASTO
                                                                          ------------------------------------------------------
                                                                                            Jamie Ruff Casto
                                                                                            Attorney-in-Fact